CSMC 2018-RPL9 ABS-15G

Exhibit 99.13

Buyer Loan #	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Property Address 1	Property City	Property State	Property Zip	Current Occupancy	Condition Flag	Strategy	Scrub Comments_R
419383556	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan has been current the last x years. Contact is limited. The last contact was on XX/XX/XXXX, the borrower called to verify the servicer had his insurance information .

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX at XXX%, modified P&I $XXX, matures XX/XX/XXXX. Deferred balance iao $x and no PRA.
419390730	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan has been current the last XXX years. Contact is limited. The last contact was on XX/XX/XXXX, the borrower called to see if the servicer received the insurance policy information.

MODIFICATION: Conversion Notice, first pay due XXX, modified balance $XXX at XXX%, modified P&I $XXX, the maturity date not shown. No Deferred balance, No PRA.
419390971	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan has been current the last XXX years. There has been no contact in the last XXX years. The last contact was on XX/XX/XXXX, the borrower called with inquiries about their loan due to their loan mod.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX at XXX% for XXX years, modified P&I $XXX, matures XX/XX/XXXX. Deferred balance iao $XXX and no PRA.
419386222	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has been current the last X years, so contact has been limited. The last contact was on XX/XX/XXXX, the borrower called to verify that automatic withdrawal would adjust with her payment changes.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XX.XX, matures XX/XX/XXXX. Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419384481	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has been current the last X years, so contact is limited. The last contact was on XX/XX/XXXX, an AXP called but could not confirm the SSN, so no information was released.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures XX/XX/XXXX Deferred balance iao $X and no PRA.
419382708	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Other	CONTACT HISTORY AND SERVICING: The loan was referred to FC in XX/XX/XXXX, complaint filed XX/XX/XXXX. The borrower filed CH XX Bk on XX/XX/XXXX, which placed the FC on hold. POC filed XX/XX/XXXX. The borrower filed a motion to avoid lien/BK cramdown and an agreed order was entered on XX/XX/XXXX for $XX,XXX at X% for XX months, for a total to be paid iao $XX,XXX.XX, of which $XX,XXX.XX has been paid to date. Should BK be dismissed, terms will revert to original, if BK is discharged, $XX,XXX will be written off as the cram down amount. The loan is current, and contact is limited due to the BK. The last contact was on XX/XX/XXXX, the borrower called to verify insurance status.

MODIFICATION: BK Mod, no document available, according to CH terms are  $XX,XXX at X% for XX months.

419383940	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan was modded XXXX, the hardship for the mod was a curtailment of income due to job loss. The loan has been current the last X years, so contact is limited. The last contact was on XX/XX/XXXX, the borrower called regarding insurance.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $X and no PRA.
419389676	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	Mold	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan has been current the last X years. The borrower had water damage on XX/XX/XXXX. On XX/XX/XXXX, the borrower said her insurance company canceled her policy and she still needs assistance with completing the repairs. The borrower was placed on LPI after the cancellation. The borrower mentioned mold damage from a leak in XX/XXXX and wanted to know if it was covered by LPI. The last contact was on XX/XX/XXXX, the borrower called to provide new insurance information.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.

PROPERTY: Borrower mentioned water and mold damage in XX/XXXX, unable to determine if the repairs were completed.
419388522	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan was referred to FC attorney on XX/XX/XXXX. CH X BK filed XX/XX/XXXX, case#XX-XXXXX, discharged XX/XX/XXXX. The borrower applied for a loan mod in XX/XXXX. The loan was modded XX/XXXX. hardship for the mod was a curtailment of income, borrower got sick and could no longer run her xxxxxx business. The loan mod stopped the FC. The loan has been current for the last X years, so there has been no recent contact. The last contact was on XX/XX/XXXX, the borrower called to set up a payment.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $X,XXX.XX and no PRA.
419389186	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Other - Compliance	CONTACT HISTORY AND SERVICING: The loan was in FC prior to the loan mod in XXXX. RFD for the FC was due to divorce (reduction in income and child support payments). CH XX BK filed XX/XX/XXXX, dismissed XX/XX/XXXX. The loan mod stopped the FC. The borrower has been current the last X years. In XX/XXXX, the servicer had to pay a water and sewer bill to avoid a tax sale. Recent contact has been limited because the borrower is current. The last contact was on XX/XX/XXXX, an AXP (borrower's attorney) called to verify that the loan was modded and that the FC had been removed from the account.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX.XX and no PRA.

COMPLIANCE: State HC violation.
419390967	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan has been current the last X years, so contact has been limited. The last contact was on XX/XX/XXXX, the borrower called to make a payment.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance. The borrower entered a recast agreement in XX/XXXX that changed the P&I to $XXX.XX starting XX/XX/XXXX.
419387362	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan has been current the last X years, so contact is limited. The last contact was on XX/XX/XXXX, the borrower called with questions regarding hazard insurance.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $X and no PRA.
419386288	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Other - Compliance	CONTACT HISTORY AND SERVICING: The loan has been current the last X years, so contact is limited. The servicer was sent a tax sale notice in XX/XXXX. The servicer paid the township to resolve the issue. The last contact was on XX/XX/XXXX, the borrower called because he received information someone had a lien on his property and he wanted research done on the issue.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.X% for X years, modified Interest-Only payment $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X and no PRA. Step X: X.XX%, change date: XX/XX/XXXX, Interest-Only Payment $XXX.XX. Step X: X.X%, change date: XX/XX/XXXX, P&I $XXX.XX. Steps X-X payments are interest-only. P&I begins on Step X.

COMPLIANCE: State HC violation.
419390443	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan has been current the last X years. There is no contact in the comment history.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX%, modified interest-only payment $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $X and no PRA. P&I of $XXX.XX begins XX/XX/XXXX.
419385806	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan has been current the last X years, so contact is limited. The borrower had property damage due to a fire on XX/XX/XXXX. On XX/XX/XXXX, the inspection report said the repairs were XXX% complete. The last contact was on XX/XX/XXXX, an AXP called to say they were ready for final inspection.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $X and no PRA.
419381902	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Documents show the borrower struggled to maintain current payments in XXXX due to excessive obligations and the servicer granted a loan modification effective XX/XX/XXXX. She filed Chapter X bk in XXXX and reaffirmed the debt. Unable to verify the reason for the bk filing from comments and documents provided. The bk is still open as of XX/XX/XXXX. The servicer has had very little contact with the borrower over the last few years with last contact XX/XX/XXXX regarding her payment. The loan has been paid as agreed over the last X years and is current.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX. No deferred balance noted.
419381910	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Documents show the borrower struggled to maintain current payments in XXXX due to income curtailment. The servicer granted a HAMP loan modification effective XX/XX/XXXX and has limited contact with the borrower over the last several years. Recent contact shows the borrower suffered a death in family and incurred additional medical expenses, however, she has paid the loan as agreed over the last X years and loan is current.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XX% for XXX months, modified P&I $XXX.XX, matures/expires XX/XX/XXXX. No deferred balance noted.
419390285	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower received a prior loan modification effective XX/XX/XXXX. Unable to verify the reason for default at that time from documents and comments provided. The servicer has had no contact with the borrower in the last X years. The loan has been paid as agreed over the last X years and is current. Recent payoff request sent XX/XX/XXXX to requestor.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, I/O payment $XXX.XX, matures/expires XX/XX/XXXX. No deferred balance noted. Step Rate X: rate of X.XXX% effective XX/XX/XXXX with I/O payment XXX.XX; Step Rate X: rate of X.X% effective XX/XX/XXXX with P&I $XXX.XX for remainder of loan.
419383650	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Documents show the borrower struggled to maintain current payments in XXXX/XXXX due to income curtailment and excessive obligations. He completed a trial plan and servicer granted a HAMP loan modification effective XX/XX/XXXX. The servicer has had limited contact with the borrower over the last few years with last inbound contact XX/XX/XXXX for pay by phone. The loan has been paid as agreed over the last X years and is current.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for XXX months, modified P&I $XXX.XX, matures/expires XX/XX/XXXX. No deferred balance noted.
419387714	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Non-Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Documents show the borrower fell behind current payments in XXXX due to income curtailment. She was self employed as a xxxxxx. The servicer granted a I/O step rate loan modification effective XX/XX/XXXX. Since that time, the servicer has had very little contact with the borrower with last contact XX/XX/XXXX regarding a system maintenance statement she had received from the servicer. The loan has been paid as agreed over the last X years and is current. Property is believed non-owner occupied as servicing comments do not indicate otherwise.

MODIFICATION: I/O STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, I/O payment $XXX.XX, matures/expires XX/XX/XXXX. No deferred balance noted. Step Rate X: rate of X.XXX% effective XX/XX/XXXX with I/O payment $XXX.XX; Step Rate X: rate of X.X% effective XX/XX/XXXX with P&I $XXX.XX for remainder of loan.
419390121	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Documents show the borrower struggled to maintain current payments beginning XX/XXXX due to illness and excessive medical expenses. The servicer granted a loan modification effective XX/XX/XXXX. Documents show the borrowers got divorced and co-borrower moved to XXXXX with no forwarding address. Unable to verify when they divorced (possibly X/XXXX) and no QCD located in documents, however, the co-borrower's signature is on the loan modification. The servicer has had no contact with the borrower in the last X years with last contact XX/XX/XXXX when AXP requested cancellation of auto draft payments. The loan has been paid as agreed over the last X years and is current.

MODIFICATION: I/O STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, I/O payment $XXX.XX, matures/expires XX/XX/XXXX. No deferred balance noted. Step Rate X: rate of X.X% effective XX/XX/XXXX with I/O payment $XXX.XX; Step Rate X: rate of X.X% effective XX/XX/XXXX with P&I $XXX.XX for remainder of loan.
419384661	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Documents show the borrowers received a prior XX year, I/O loan mod in XXXX due to a work related injury to borrower that caused income curtailment. They struggled to maintain current payments in XXXX due to continued income curtailment waiting on social security disability payments after the workman's comp payments stopped. The servicer granted a HAMP loan modification effective XX/XX/XXXX. The servicer has had limited contact with the borrowers over the last few years with last contact XX/XX/XXXX regarding escrow refund. Servicing comments indicate the borrower deceased X/XXXX with no death cert in documentation. The loan has been paid as agreed over the last X years and is current.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.X% for XXX months, modified P&I $XXX.XX, matures/expires XX/XX/XXXX. No deferred balance noted.
419383666	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Documents show the borrower was self employed and struggled to maintain current payments in XXXX/XXXX due to income curtailment and excessive obligations. He completed a trial plan and the servicer granted a HAMP loan modification effective XX/XX/XXXX. He also filed Chapter X bk XX/XX/XXXX and case discharged XX/XX/XXXX with no debt reaffXXXXXXtion. The only servicer contact with the borrower over the last X years was XX/XX/XXXX regarding his payment. The loan has been paid as agreed over the last X years and is current. The current payment difference from loan mod is due to loan being recast after the HAMP incentive was applied.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, matures/expires XX/XX/XXXX. No deferred balance noted.
419390489	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower struggled to maintain current payments beginning in XXXX with a breast cancer diagnosis and subsequent surgery and medical expenses. The servicer granted a HAMP loan modification effective X/X/XX. The last servicer contact with the borrower was XX/XX/XX when she indicated her husband xxxxxxxxx. She recently filed Chapter X bk X/XX/XX and case remains active. Unable to verify the reason for the bk filing from documents and comments provided. The loan has been paid as agreed over the last X years and is current. The difference in current payments and loan mod payments is due to prior HAMP principal incentives applied to the loan.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, matures/expires X/X/XXXX. No deferred balance noted.
419389305	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Documents show the borrower was in imminent default in XXXX due to income curtailment as his wife was no longer working. The servicer granted a HAMP loan modification effective X/X/XX. The servicer has had no contact with the borrower since the loan modification was completed. The loan has been paid as agreed over the last X years and is current.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, matures/expires X/X/XXXX. No deferred balance noted.
419384097	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Documents show the borrower struggled to maintain current payments in XXXX due to income curtailment and the servicer granted a loan modification effective X/X/XX. The servicer has had little contact with the borrower over the last X years with last contact X/XX/XX regarding her payment. The loan has been paid as agreed over the last X years and is current.

MODIFICATION: I/O STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, I/O payment $XXX.XX, matures/expires X/X/XXXX. No deferred balance noted. Step Rate X: rate of X.XX% effective X/X/XX with I/O payment $XXX.XX; Step Rate X: rate of X.X% effective X/X/XX with P&I $XXX.XX for remainder of loan.
419384976	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower struggled to maintain current payments in XXXX due to unemployment. She completed a trial plan and servicer granted a HAMP loan mod effective X/X/XX. The servicer has had limited contact with the borrower since the modification with last contact X/XX/XX to update account information. The loan has been paid as agreed over the last X years and is current.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XX% for XXX months, modified P&I $XXX.XX, matures/expires X/X/XXXX. No deferred balance noted.
419383274	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower struggled to maintain current payments in XXXX due to income curtailment and increased expenses. He completed a trial plan and servicer granted a HAMP loan modification effective XX/XX/XXXX. The servicer has had limited contact with the borrower over the last several years with last contact X/XX/XX regarding his phone payment. Prior hazard claim filed X/XXXX for hail damages and $XXXX received and sent to borrower. The loan has been paid as agreed over the last X years and is current.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XXX months, modified P&I $XXX.XX, matures/expires X/X/XXXX. No deferred balance noted.
419383946	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower received a prior loan modification in XXXX due to income curtailment. He struggled to maintain current payments in XXXX and XXXX due to continued income curtailment and servicer granted a HAMP loan mod effective X/X/XX. The servicer has had limited contact with the borrower since the modification with last contact X/X/XX regarding his payment. The loan has been paid as agreed over the last X years and is current.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XXX months, modified P&I $XXX.XX, matures/expires XX/X/XXXX. No deferred balance noted.
419388418	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Documents show the co-borrower deceased X/X/XX from cancer. The borrower struggled to maintain current payments due to income curtailment and excessive obligations. The servicer granted a HAMP loan modification effective XX/XX/XXXX. The servicer has had little contact with the borrower since the modification with last contact X/XX/XX regarding her payment. The loan has been paid as agreed over the last year and is current.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.XXX% for XXX months, modified P&I $XXX.XX, matures/expires X/X/XXXX. No deferred balance noted.
419385882	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Documents show the borrower struggled to maintain current payments in XXXX due to self employed income curtailment (owns a xxxxxx business). The servicer granted a HAMP loan modification effective X/X/XX. Servicing comments show the borrower continued to have difficulties maintaining current payments and defaulted in XXXX. File was referred for foreclosure X/XXXX with mediation occurring in XXXX. The servicer denied Tier X HAMP modification as DTI was outside the acceptable range. The loan was reinstated X/XXXX with assistance of HHF funds, however, unable to verify the amount received from HHF from servicing comments and pay history provided. The borrower filed Chapter X bk in XXXX and case discharged with no debt reaffXXXXXXtion. The servicer has had limited contact with the borrower with last contact X/X/XX regarding his payment. The loan has been paid as agreed over the last X years and is current.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX. Deferred balance iao $XX,XXX is not eligible for forgiveness and is a balloon due at maturity.
419389142	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Documents show the borrowers received a prior HAMP loan modification effective XX/X/XX due to borrower income curtailment from self employment. They filed Chapter X bk in XXXX and case discharged with no debt reaffXXXXXXtion. Servicing comments show the borrowers recently received State HHF funds for $XX,XXX on XX/XXXX and loan was recast and modified X/X/XX. Unable to verify the reason for receiving the HHF funds as loan has been paid as agreed over the last X years. The last servicer contact with the borrower was XX/XX/XX when borrower executed the modification/recast agreement.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XXX months, modified P&I $XXX.XX, matures/expires XX/X/XXXX. No deferred balance noted.
419383579	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower struggled to maintain current payments in XXXX/XXXX due to income curtailment and increased expenses. The servicer granted a loan modification effective X/X/XX. Mulit BK filer with documents and comments indicating she filed prior Chapter XX bks in XXXX which dismissed in XXXX and again X/XXXX which dismissed X/XXXX. The borrower then filed another Chapter XX bk X/XXXX which recently dismissed XX/XXXX. Unable to verify the reason for the bk filings from comments and documents provided. The loan has been paid ahead for the last X years and is due for the X/X/XX loan payment. Funds were originally misapplied X/XXXX and X/XXXX with money received for another loan and corrected. The subject property is a second home.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for XXX months, modified P&I $XXX.XX, matures/expires X/X/XXXX. No deferred balance noted.
419390866	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Documents show the borrower draws social security income and struggled to maintain current payments in XXXX due to excessive obligations. She completed a trial plan and servicer granted a HAMP loan modification effective XX/XX/XXXX. The servicer has had very limited contact with the borrower over the last X years with last contact X/XX/XX regarding setting up auto draft on the XXth of each month. The loan has been paid as agreed over the last X years and is current.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.
419387176	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Documents show the borrower struggled to maintain current payments beginning in XXXX due to income curtailment and excessive obligations. File was referred to attorney for foreclosure in XXXX. She eventually completed a trial plan and servicer granted a HAMP loan modification effective X/X/XX. The borrower indicated XX/XXXX she had bought the house as a foreign investment, however, she and her husband separated in XXXX and she now occupies the home as her primary home. The servicer has had limited contact with the borrower since the modification with last contact XX/XX/XX regarding her payment. Servicing comments show the borrower has had several insufficient funds notices in the last year and money has cleared on the Xnd attempt each time. No indication of the reason for the insufficient funds issues provided. The borrower did changer her payments from the Xst to the Xth of each month beginning X/XXXX. All loan payments have been made in the last X years and loan is current.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XXX months, modified P&I $XXX.XX, matures/expires XX/X/XXXX. No deferred balance noted.
419386820	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Documents show the co-borrower XXXXX XXXXX deceased X/X/XXXX. She filed Chapter X bk in XXXX and case discharged. Unable to verify the discharge date from documents provided. The borrower struggled to maintain current payments in XXXX due to income curtailment and the servicer granted a HAMP loan modification effective XX/XX/XXXX. The servicer has had limited contact with the borrower in the last X years with last contact X/X/XX for payment by phone. Notes from X/XX/XX indicate the borrower was attempting to remove co-borrower from deed and possibly put property under a living revocable trust and add son to deed. Unable to verify if probate was ever completed or whether vesting issues are resolved. The loan has been paid as agreed over the last X years and is current.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XXX% for XXX months, modified P&I $XXX.XX, matures/expires X/X/XXXX. No deferred balance noted.
419390135	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Non-Owner	None	Other - Servicing	CONTACT HISTORY AND SERVICING: Borrower filed BKXX X/XX/XXXX, along with a motion to cramdown the claim to $XX,XXX, alleging subject is a rental property. Servicer disagreed with the occupancy, and borrower provided documentation to reflect that subject was a rental as of the confXXXXXXtion date. Debtors agreed to stipulate to a secured amount of $XX,XXX value at hearing on XX/XX/XXXX. Plan was confirmed and servicer monitors activity throughout BK. No contact with the borrower.

MODIFICATION: BK CRAMDOWN: UPB $XXk, X.X% for XX months, modified P&I $X,XXX. Unsecured claim iao $XX,XXX.XX. Details found in comments dated X/XX/XXXX.
419383836	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicing comments begin X/XX/XXXX post modification and indicate that the loan is in active BKX filed X/XX/XXXX, case #XX-XXXXX. Bankruptcy is discharged X/XX/XXXX with no indication of reaffXXXXXXtion of debt. Only minor servicing issues in comments and very minimal contact with the borrower. Last contact with the borrower was X/X/XXXX on an outbound servicing call.

MODIFICATION: STEP/HAMP Mod, first pay due XX/XX/XXXX, modified balance $XXXXX.XX at X% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX. Deferred balance iao $XXXXX.XX of which $XXXXX.XX is not eligible for forgiveness. No PRA.
419389082	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicing comments begin X/XX/XXXX and show first contact with the borrower on a call in XX/XX/XXXX asking about HARP loans. Borrower is on fixed income from disability and SSI and began gathering financial documents for mod review in X/XXXX. Began a trial HAMP mod X/XXXX and after completing successfully, was awarded a permanent HAMP mod on XX/XX/XXXX effective XX/XX/XXXX. Loan remains current and performing with minimal contact with the borrower. Last contact was X/XX/XXXX on a call in to advise was making a payment online.

MODIFICATION: STEP/HAMP Mod, first pay due XX/XX/XXXX, modified balance $XXXXXX at X% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX. No deferred balance. No PRA.
419388980	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicing comments begin X/XX/XXXX with loan in delinquency. Borrower called in X/X/XXXX to ask about modifications. Completed paperwork and started a trial HAMP mod X/XXXX. Successfully completed the trial and was awarded a permanent HAMP mod XX/XX/XXX effective X/X/XXXX and account was brought current. Borrower called in again X/XX/XXXX with updated RFD - Borrower's hours have been cut at work and Co-Borrower is self-employed and work has been slow. Would work to get caught up. Calls in X/XX/XXXX to advise he is unemployed at this time but still looking for a job. Borrower turns down loss mit offers to help initially but then starts to work with the Home Preservation team. Borrower goes through the paperwork gathering process and then does not qualify for the mod. Pre-foreclosure review is completed by servicer X/X/XXXX. Borrower explored Florida HHF X/XX/XXXX and applied for assistance X/XXXX. Denied by HHF and so borrower agreed to a workout plan X/XXXX through Home Preservation for X months to come current. Borrower came current but then struggled again and file BKX X/XX/XXXX, case #XX-XXXXX. BKX was discharged X/XX/XXXX. No further FC or BK activity on file. Last contact with the borrower was X/XX/XXXX on a call in with a promise to pay.

MODIFICATION: STEP/HAMP Mod, first pay due X/X/XXXX, modified balance $XXXXXX at X% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XXXXX.XX of which $XXXXX.XX is eligible for forgiveness over X years based on borrower performance.

419389808	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicing comments begin X/X/XXXX post modification and in active BKX. BKX filed XX/XX/XXXX, case #XX-XXXXX. Case was discharged X/XX/XXXX. No evidence subject loan debt was reaffirmed. Very minimal contact with the borrower. Loan is current and performing. Last contact with the borrower was XX/X/XXXX on call in for a status check.

MODIFICATION: STEP/HAMP Mod, first pay due X/X/XXXX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXX.XX, matures/expires XX/X/XXXX. Deferred balance iao $XXXXX.XX of which $XXXXX.XX is not eligible for forgiveness. No PRA.
419389472	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicing comments begin X/X/XXXX. Notes dated X/XX/XXXX indicate RFD - illness in family; grandson has no kidneys. Borrower having a hard time paying both the Xst and the Xnd Notes. Borrower struggles to make payments and finally seeks assistance through HHF. Servicer is authorized to release info X/XX/XXXX and HHF is approved for payments for a year. Collection calls resume X/XXXX at conclusion of HHF. Discussion of modifications begins as another option for bringing the account current. Home Preservation department worked with borrower to gather HAMP required documentation. At the same time, file is referred to attorney on XX/XX/XXXX. Borrower is back into HHF review X/XX/XXXX. Borrower is denied for HHF but FC hold remains while working on modification. RFD continues to be illness in family and excessive obligations. HAMP trial approved X/X/XXXX to include proprietary Xnd lien. Trial completed successfully and permanent mod awarded X/XX/XXXX effective X/X/XXXX. Loan was brought current where it remains at this time. Minimal contact with the borrower since modification. No further FC activity on file. Last contact with the borrower was X/XX/XXXX to advise of payment being made.

MODIFICATION: HAMP Mod, first pay due X/X/XXXX, modified balance $XXXXXX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX. Deferred balance iao $XXXXX.XX of which $XXXXX.XX is not eligible for forgiveness. No PRA.
419385109	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicing comments begin post modification on X/X/XXXX and show loan is delinquent but not in collections at this time. Minimal contact with the borrower. Borrower called in XX/XX/XXXX asking about a refinance and was advised that would have to call that department. Payoff statement sent to borrower X/XX/XXXX per his request X/X/XXXX. Loan is current and performing with no FC or BK activity on file. Last contact with the borrower was X/XX/XXXX on call in where he was giving authorization to speak to Laura Carmen on all data concerning account.

MODIFICATION: STEP/NON-HAMP Mod, first pay due XX/X/XXXX, modified balance $XXXXXX.XX at X.XX% for X year, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance.  No PRA.  Additional Step Rates: Step X:  X.X%, XX/X/XXXX, $XXX.XX; Step X:  X.X%, XX/X/XXXX, $X,XXX.XX.

419386161	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicing comments begin XX/XX/XXXX and have Borrower giving RFD - illness of family member; wife had breast cancer and were left with a lot of expenses. Is self-employed and income dropped at this time also. Loan is included as part of XXXXX XXXXX and financials are gathered for review for possible modification. Borrower is denied for a HAMP trial and denial team moves on to proprietary investor mod and gets approval X/XX/XXXX for permanent mod effective X/X/XXXX. Very minimal borrower contact post modification. Borrower called in X/XX/XXXX about a claim check iao $XXXX for water damage claim with DOL X/XX/XXXX. Claim is under $XX,XXX.XX so is endorsed and released as non-monitored claim. Claim closed after inspection of completion on X/XX/XXXX. Borrower called in with RFD X/XX/XXXX - excessive obligations. Made a promise to pay and stay current. Last contact with the borrower was XX/XX/XXXX to make payment arrangements.

MODIFICATION: NON-HAMP Mod, first pay due X/X/XXXX, modified balance $XXXXXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures/expires X/X/XXXX. No deferred balance. No PRA.
419387607	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicing comments begin X/X/XXXX post modification. Minimal servicing efforts applied. Loan shows no signs of delinquency or RFD. Borrower entered into a Recast Agreement X/X//XXXX that was effective XX/X/XXXX to reduce the principal and interest payments remaining through re-amortization. Performing loan. Last contact with the borrower was X/XX/XXXX when entering information into system for the Recast Agreement.

MODIFICATION: STEP/HAMP Mod, first pay due XX/X/XXXX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX. Deferred balance iao $XXXX.XX of which $XXXX.XX is not eligible for forgiveness. No PRA.
419388949	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicing comments begin X/X/XXXX. Per notes on XX/XXXX, Borrower is a Spanish speaker and needs to use translator on calls. Tried giving a promise to pay XX/XXXX but unable to due to delinquency. File was referred to an attorney X/XX/XXXX with State required FC letters sent XX/XX/XXXX. Clear title received and Sale date set for X/X/XXXX before being put on hold for loss mitigation as Borrower asked to be reviewed for modification. Loan is included into WF Home Preservation and borrower updated financials. Borrower is subsequently approved for trial mod X/XXXX and after successful completion, is awarded permanent mod on XX/X/XXXX effective XXX/XX/XXXX with the account being brought current. Last contact with the borrower was XX/X/XXXX to confirm modification was complete. Loan has been current and performing since modification with no FC or BK activity in file.

MODIFICATION: STEP/HAMP Mod, first pay due XXX/XX/XXXX, modified balance $XXXXXX at X% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX. No deferred balance. No PRA.
419383276	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicing comments begin X/X/XXXX with loan in final stages of completing a permanent modification. Mod completed X/X/XXXX effective X/X/XXXX. Borrower called in XX/X/XXXX and scheduled a one time payment using mobile app. Borrower struggles next several months as experiencing illness - short term hardship. Borrower returns account to current. Last contact with the borrower was X/XX/XXXX to acknowledge the short term hardship. Loan is current and performing with no FC or BK activity on file.

MODIFICATION: STEP/NON-HAMP Mod, first pay due X/X/XXXX, modified balance $XXXXXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures/expires XX/X/XXXX. No deferred balance. No PRA.
419391136	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicing comments begin X/X/XXXX and show first contact with the borrower on a collection call X/XX/XXXX where the borrower refused to answer any questions and hung up. Contact make again X/XX/XXXX and borrower X way'd in her son to the call for discussion on modification. Agreed to gather financials for application and review. Borrower gave RFD - XX years old and only works XX hours a week; excessive obligations. Borrower approved for a trial mod to begin X/XXXX and successfully completed it. Permanent HAMP mod completed XX/X/XXXX and awarded to borrower effective XX/XX/XXXX and loan was brought current. Borrower called in X/X/XXXX asking about payment increase and advised was due to insurance increase in escrows. Notes indicate that a cease and desist was processed X/XX/XXXX. Borrower filed BKX on XX/XX/XXXX, case #XX-XXXXX. BK X discharged X/XX/XXXX without reaffXXXXXXtion. Borrower stated intent to keep the property. Borrower called in XX/XX/XXXX asking if there was a program at WF to allow her to move payments past due to the end of her Note term because she had lost her job. A Forbearance plan was recommended by servicer and borrower said she wanted to think about it. No follow up. Borrower contacted servicer X/XX/XXXX asking why bankruptcy was still showing on her credit. Stated that she had reaffirmed the debt. Servicer opened an investigation and concluded that there was no reaffXXXXXXtion filed with the court. Borrower called in for same reason XX/X/XXXX and was advised again of lack of court documentation. That was the last contact with the borrower. Loan is current and performing with no further FC or BK activity.

MODIFICATION: STEP/HAMP, first pay due XX/XX/XXXX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXX.XX, matures/expires XX/X/XXXX.  Deferred balance iao $XXXXX.XX of which $XXXXX.XX is eligible for forgiveness over X years based on borrower performance.

419381934	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	Water Damage	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicing comments begin X/X/XXXX post modification. Borrower is late with payment XX/XXXX and calls in to make arrangements and give RFD - curtailment of income. Borrower continues making payments and calls in XX/XX/XXXX to update that borrower has been ill and payment will be late and that curtailment of income remains. Borrower adds marital problems to the list for RFD XX/X/XXXX. Eligible for a RPP but refused plan. Tried to qualify for a mod but was denied because current payment is less than what proprietary mod would take the payment. Requested a XXXK letter to use to apply for a loan to bring account current. No follow up in notes on XXXK loan. Borrower continues to have ongoing medical issues per notes dated X/XX/XXXX and bills are large. Last contact with the borrower was XX/X/XXXX on call in where borrower stated they were going to try to refinance the home.

MODIFICATION: STEP/HAMP Mod, first pay due XX/X/XXXX, modified balance $XXXXXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance.  No PRA.

DAMAGES:  Servicing comments indicate a non-monitored loss claim received for water damage XX/XX/XXXX.  Check arrived XX/X/XXXX iao $XXXX.XX and was endorsed at a Branch.  No indication of status of repairs or if they have been started and/or completed.

419390006	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicing comments begin X/X/XXXX with borrower in final discussions of having loan modified. Mod completed X/XX/XXXX and was effective X/X/XXXX. Very minimal contact with the Borrower. Borrower emailed a request for a Recast Agreement X/X/XXXX and then entered into a Recast Agreement X/XX/XXXX that was effective X/X/XXXX to reduce the principal and interest payments remaining through re-amortization. This was the last contact with the borrower.

MODIFICATION: STEP/HAMP Mod, first pay due X/X/XXXX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX. No deferred balance. No PRA.
419388801	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicing comments begin X/XX/XXXX post modification. Borrower called in XX/XX/XXXX to stop the automatic draft. Requested the one time draft due to change in draft information. Borrower called in X/XX/XXXX about an escrow shortage. Advised she would send in the $XXX to cover shortage. Called in X/X/XXXX with RFD for short term hardship but then no RFD was given. Last contact with the borrower was X/XX/XXXX on call in to request payoff request and was advised it would be mailed to the borrower. No FC or BK activity on file.

MODIFICATION: STEP/HAMP Mod, first pay due XX/X/XXXX, modified balance $XXXXX.XX at X% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX. Deferred balance iao $XXXXX.XX of which $XXXXX.XX is not eligible for forgiveness. No PRA.
419385037	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicing comments begin XX/XX/XXXX and show borrower initially declining servicer HAMP program but then beginning the process of gathering financials for review. Borrower fails to gather all required documentation and declines continued interest X/X/XXXX. Borrower RFD - curtailment of income. Servicer received request X/XX/XXXX to release information to HHF. Borrower updated RFD X/XX/XXXX that husband had been off work for over a year and is now receiving disability. Borrower continues to work on documentation for HAMP review but is denied XX/XX/XXXX. Loan was also subsequently denied on appeal. Payment struggles continue with continued excessive obligations and husband's medical issues. Borrower stated X/X/XXXX that she was going to call HHF and then call servicer back to discuss options. No follow up. That was the last contact with the borrower. Servicing comments end X/XX/XXXX. Loan is current and performing.

MODIFICATION: STEP/NON-HAMP Mod, first pay due XX/XX/XXXX, modified balance $XXXXXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  No deferred balance.  No PRA.   Additional Step Rates: Step X:  X.XXX%, XX/XX/XXXX, $XXX.XX; Step X:  X.X%, XX/XX/XXXX, $XXX.XX.

419385414	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was permanently modified in XXXX. Payments have been current for the last XX months. The last RFD noted was in XX/XXXX and is noted as excessive obligations. There is no recent hardship or RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified IO $XXX.XX, matures XXXX. No deferred balance or PRA.

419386080	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was permanently modified in XXXX. There is limited contact with the borrower noted (nothing since XXXX). No hardship or RFD is documented. There are notes in XX/XXXX and XX/XXXX about a delq water bill and that the borrower was being sent the information. Payments have been current for the last XX months.

MODIFICATION: HAMP/STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures XXXX. No deferred balance or PRA.

419381770	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was permanently modified in XXXX. The loan has been current or paid ahead for the last XX months. There is no contact with the borrower noted. No hardship or RFD documented.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX,XXX.XX, matures XXXX. No deferred balance or PRA. STEP RATE X: X.XXX%, Rate Change Date XX/XX/XXXX, P&I $XXX.XX; STEP RATE X: X.XXX%, Rate Change Date: XX/XX/XXXX, P&I $XXX.XX.
419386704	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Non-Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was in FC at the beginning of the history and was almost X years delq. Borrower filed BKXX in XX/XXXX but it was dismissed XX/XXXX. There is a note on XX/XX/XX that says this is an investment property. Contact with the borrower in XX/XXXX shows borrower rents this property out, and she lives in a rental property. RFD is borrower had two jobs but lost her second job and she lost income. Notes also show her husband was self employed and lost a lot of work. A mod was approved and began early XXXX. An amended mod agreement clarifying the UPB prior to forgiveness was sent to the borrower in XX/XXXX. There is no further hardship or RFD documented and payments have been current for the last XX months.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures XXXX. Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.

419388643	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: This is a BKX discharge without reaffXXXXXXtion. Original RFD noted was borrowers hours were cut at work. The loan was permanently modified in XXXX. THere is no recent contact with the borrower noted and no recent hardship or RFD documented. Payments have been current for the last XX months. Insurance claim was filed in XXXX- DOL: XX/XX/XX, type of loss: Theft (borrower stated vandalism and that some items on the structure were damaged), check iao $X,XXX.XX was endorsed and released to the borrower.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XXXX. No deferred balance or PRA. Mod states the Borrower's State Housing Finance Agency deposited $XX,XXX on behalf of the borrower, which resulted in a lower modified balance. Comment history indicates these were hardest hit funds. The comment history doesn't show the exact date these funds were received, and the payment history doesn't go back that far. The last noted regarding HHF was on XX/XX/XXXX and shows "T" record received from state.

419386468	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was permanently modified in XXXX. RFD noted in XXXX loss of income. The borrower called in XXXX inquiring on assumption option. She was advised her loan was not eligible. There is no recent contact with the borrower noted and no recent hardship or RFD documented. Payments have been current for the last XX months.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness. The loan appears to have had a Recast in XXXX, but only the signature page was found (signed XX/XX/XX).

419390613	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was permanently modified in XXXX. Original RFD borrower had to close her xxxxxx. There is not a lot of contact with the borrower noted. In XXXX there was an assumption inquiry but notes indicate the loan is not eligible for assumption due to mod. RFD in late XXXX was that the borrower's mother passed away. There's a note regarding contact in XX/XXXX but the notes are not very clear- they state borrower was advised of options, but the borrower stated a mod was not what she was looking for. However, there is no hardship or RFD noted, and no other details. Payments have been current for the last XX months.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures XXXX. Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.

419383886	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was permanently modified in XXXX. RFD work was slow for both the borrower and her husband and they had a reduction of income. The borrower filed BKX in XXXX which was discharged. She called in XX/XXXX regarding a letter she had received from XXXXX. Notes state borrower had a negative tone- stated she did not include the home in the BK. The BK process was explained to the borrower. She stated she would call her attorney to see what she could do to reaffirm. She called a couple of days later with questions about reaffXXXXXXtion. Her questions were answered, and she was advised she should check directly with the court to get information on reaffXXXXXXtion, but that reaffXXXXXXtion can only be done XX days prior to the BK being discharged. There is no recent hardship or RFD noted, and payments have been current for the last XX months.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures XXXX. No deferred balance or PRA.

419384495	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was permanently modified in XXXX. There is little contact with the borrower noted since the mod began- mostly escrow inquiries. There is no recent hardship or RFD noted, and payments have been current or paid ahead for the last XX months.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

419387561	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was permanently modified in XXXX. RFD in XXXX was that the borrower was out of work for two months. RFD in XXXX (prior to the mod starting) was that the interest rate kept going up and borrower could no longer afford the payment; also excessive obligations. There is no recent hardship or RFD noted and payments have been current for the last XX months.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures XXXX. No deferred balance or PRA.

419382565	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan does not appear to have been modified. Borrower filed BKX in XXXX, but no final BK status is noted. There is no recent contact with the borrower noted. No hardship or RFD is documented and payments have been current for the last XX months. The borrowers did exercise their right to convert their adjustable rate mortgage to a fixed rate during the conversion period. This was done in XX/XXXX and converted the rate to a fixed rate of X.XXX%, P&I $X,XXX.XX.

MODIFICATION: CONVERSION, first pay due XX/XX/XX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures XXXX. This was a conversion, not a mod. No deferred balance or PRA.
419384994	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was permanently modified in XXXX. There is no contact with the borrower noted. Payments have been current for the last XX months.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified IO $XXX.XX, matures XXXX. No deferred balance or PRA. Final step rates: STEP X: X.XXX%, Rate Change Date: XX/XX/XXXX, IO $XXX.XX, STEP X: X.XXX%, Rate Change Date: XX/XX/XXXX, P&I $X,XXX.XX.

419390336	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was permanently modified in XXXX. There is limited contact with the borrower noted- mostly regarding normal account questions/maintenance. There are notes in XXXX that show MHA recast denied per manager due to offer period expired and docs were not received back to XXXXX timely, per MHA guideline. Payments have been current for the last XX months.

MODIFICATION: TEMP/STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $, matures XXXX. Deferred balance iao $XXX.XX which is not eligible for forgiveness.

419389123	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was permanently modified in XXXX. There is little contact with the borrower noted- no hardship or RFD documented. The loan has been current or paid ahead for the last XX months.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness. A RECAST AGREEMENT was done on XX/XX/XX which shows the following: UPB as of XX/XX/XX: $XXX,XXX.XX, Interest Rate Change Date: XX/XX/XX, Interest Rate: X.XX%, P&I: $XXX.XX; Interest Rate Change Date: XX/XX/XX, Interest Rate: X.XX%, P&I: $XXX.XX; Interest Rate Change Date: XX/XX/XX, Interest Rate: X.XXX%, P&I: $XXX.XX.
419390721	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was permanently modified in XXXX. There is little contact noted. Notes indicate this is a xxxxxx customer. There is no recent hardship or RFD documented and the payments have been current or paid ahead for the last XX months.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures XXXX. No deferred balance or PRA.

419382831	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: This is a BKX discharge (in XXXX). The borrower called in XXXX looking for a mod. RFD borrower self employed, her business fluctuates but had gone down of the last couple of years. She missed a few payments and had not been able to get caught up, and was also struggling to make the current payments. A mod was approved in XXXX. There is little contact with the borrower noted since the mod began. The notes show borrower called in XX/XXXX to request assistance options but no details are noted. RFD noted since mod began is excessive obligations. In XX/XXXX notes show borrower not interested is loss mit. Payments have been current for the last XX months. The borrower called in XX/XXXX for disaster relief options (due to xxxxxxxx) but declined the options after going over disclosures. No insurance claim or damage to the property is noted.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures XXXX. No deferred balance or PRA.

419390708	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was permanently modified in XXXX. There is very little contact with the borrower noted- nothing recently. No hardship documented. The only RFD found was grace period and borrower waiting for check to come through. Payments have been current for the last XX months.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified IO $XXX.XX, matures XXXX. No deferred balance or PRA.

419385102	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD borrower lost his xxxxxxx, pay rate was reduced and no overtime hours. Modification in XXXX. Borrower has remained current since pay history start in mid-XXXX, and also makes small monthly curtailments. Last contact with borrower was in XXXX, servicer has been sporadically skip tracing since XXXX.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified IO $XXX.XX, matures XX/XX/XXXX. No deferred amounts or PRA terms noted.
419388031	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD spouse was self employed and closed his business; borrower was also self employed in xxxxxxx and had largely reduced income; both borrowers started salaried jobs in early XXXX. Modification in XXXX. Servicer solicited a recast agreement in mid-XXXX to lower the monthly payment, and borrower accepted via mail. Loan has remained current since pay history start in mid-XXXX. Borrower XXXXX passed away X/XX/XX, spouse provided a QCD with both borrower names. Last contact was with spouse in X/XXXX when he asked about assuming the loan; servicer quoted the fees involved and the requirements. Spouse did not sign the note or the mortgage at origination. QCD recorded X/X/XXXX vesting title into XXXXX.
MODIFICATION: HAMP RECAST, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted. Recast agreement included a Xth year U.S. Treasury pay-for-performance incentive of $Xk that was applied after recast execution was completed.

419389400	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD borrower is retired and on fixed income; escrow shortage increased the monthly payment; borrower had a roommate that moved out. Modification in XX/XXXX. Borrower has remained current since reinstatement in XX/XXXX. Unable to determine if delinquency was due to loan transfer, payment effective dates not provided. Borrower submitted an insurance check in XX/XXXX for water loss on DOL X/XX/XX; funds were endorsed and returned. Borrower filed BKXX in X/XXXX. Case remains active; no POC filed, servicer is paid directly per the plan. Subject property was in XXXXXX zone in late XXXX, no mention of damage. Borrower initially accepted a disaster relief interest deferral, as she is dependent on her SSI, but the deferral was not completed as the loan was current. Last contact was in X/XXXX regarding tax statements.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted.
419387942	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	Water Damage	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD supporting family members in XXXXX; had to send additional funds to family after an earthquake. Modification in XXXX. Borrower has remained current since history start in mid-XXXX. Last contact with borrower was in late XXXX when she made a phone payment. Property was in xxxxxxxx disaster area. Borrower/s attorney reported an insurance claim in X/XXXX for water loss on DOL X/XX/XX. No mention of claim/check amount or damages.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted.
419385438	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD reduced income; borrower's parents also live with him in the home and contribute from their SSI. Modification in XXXX. Borrower has remained current since history start in mid-XXXX. Last contact with borrower was in mid-XXXX regarding a recast letter and a principal curtailment. Borrower accepted the recast agreement.

MODIFICATION: HAMP RECAST, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted. Recast agreement included a Xth year U.S. Treasury pay-for-performance incentive of $X, which was applied the the account upon recast execution.
419390800	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD unknown. Modification in XXXX. Borrower has remained current since pay history start in mid-XXXX. Last contact with borrower in XXXX. Subject was in the xxxxxxx disaster area, no mention of damages.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified IO $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted. MODIFICATION STEP TERMS: Step X: X.XXX%, change date X/X/XXXX, IO $XXX.XX, Step X: X.X%, change date X/X/XXXX, P&I payment begins at $X,XXX.XX

419383800	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD reduced work hours, no longer working full time; child support stopped when one child turned XX. Modification in XXXX. Borrower has remained current since pay history start in mid-XXXX. Last contact in X/XXXX during a phone payment.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred amounts or PRA terms provided.
419387407	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD unknown. HAMP modification in XXXX. Borrower has remained current since pay history start in mid-XXXX, and has been paid ahead for the past year. Last contact with borrower was in early XXXX. Subject was in the xxxxxxxx disaster area, no mention of damages.

MODIFICATION: HAMP recast, first pay due X/X/XXXX. modified balance not provided at X% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Step rate change to X.XX% on X/X/XXXX with P&I $XXX.XX.  Deferred balance not applicable.

419390403	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Non-Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD reduced income. Modification in XXXX. Discharged BKX without reaffXXXXXXtion in XXXX. Last contact was in X/XXXX. Borrower has remained current since pay history start in mid-XXXX. All occupancy verification through X/XXXX reported property was non-owner occupied; no further mention of occupancy. Subject originated as a second home.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted.

419390352	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	Unverified	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD loss of second job. HAMP modification in XXXX. Borrower has remained current since pay history start in mid-XXXX. Last contact was in XX/XXXX. Subject was in the xxxxxx disaster area in late XXXX, no mention of damages. Borrower submitted an insurance check in X/XXXX over over $XXk for unknown damages and DOL. Funds were endorsed and returned to borrower. Current condition of property unknown.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX.XX of which XXX% is eligible for forgiveness over X years based on borrower performance.

419390784	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD reduced income due to disability, high medical costs. Modification in XXXX. Last contact was just after modification when borrower authorized auto-draft payments. Borrower has remained current since pay history start in mid-XXXX.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX.XX of which XXX% is eligible for forgiveness over X years based on borrower performance.

419385654	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	Fire	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower unemployment in XXXX; house fire (total loss), lived in a rental during rebuilding; spouse unemployment due to health issues and surgery. HAMP modification in XXXX. Borrower has remained current since pay history start in mid-XXXX. Notes end with last borrower contact in XX/XXXX. Notes provided don't mention current property condition.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted.
419390309	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Discharged BKX in XXXX, no reaffXXXXXXtion. RFD borrower retired in XXXX, loss of child support/alimony income; spouse was still working. HAMP modification in XXXX. Last contact was in X/XXXX. Borrower has remained current since pay history start in mid-XXXX.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.X% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted.
419384744	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Discharged BKX without reaffXXXXXXtion in early XXXX. RFD BK attorney fees, excessive obligations. HAMP modification in XXXX. Payment was further reduced by a recast agreement completed in X/XXXX. Borrower has remained current since pay history start in mid-XXXX. Last contact was in X/XXXX when borrower verified loan status.

MODIFICATION: HAMP RECAST, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted. Recast agreement included a Xth year U.S. Treasury pay-for-performance incentive of $Xk that was applied after recast execution was completed.
419387433	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD job loss and illness reduced household income; borrower diagnosed with breast cancer and had several surgeries; both borrowers now working at reduced income. Modification in XXXX. Borrower has remained current since pay history start in mid-XXXX. Subject was in the XXXXXX disaster area, no mention of damages.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which XXX% is eligible for forgiveness over X years based on borrower performance.

419389756	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD borrower had health issues, which caused reduced work hours and loss of income. HAMP modification in XXXX. Borrower filed BKXX in XXXX. RFD renters were paying late, income curtailment. Relief granted in XX/XXXX. Borrower has since remained current, and has paid a month ahead for the past two years. Borrower usually pays via the automated phone system. Subject was in the XXXXXX disaster area in late XXXX, no mention of damages.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted.
419390910	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower filed BKXX in X/XXXX. RFD borrower was denied disability in XXXX, but was unable to work; disability income was approved two years later, and is retroactive to XXXX. Modification in XXXX. BK case was discharged in X/XXXX. Borrower has remained current since pay history start in mid-XXXX. An insurance claim was verified as XXX% in X/XXXX; funds had already been released to borrower, claim was for water damage from DOL X/XXXX. No further contact with borrower. Subject was in the xxxxxxxx disaster area in late XXXX, no mention of damages.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $XX,XXX is eligible for forgiveness over X years based on borrower performance.

419387680	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Modification in XXXX. RFD unemployment, income curtailment. Borrower filed two BKXX cases between XXXX and XXXX, and had one BKX case dismissed in XXXX. Borrower filed a third BKXX in X/XXXX; per plan, borrower is to make payments directly to servicer, outside the plan. Borrower's attorney requested a cramdown, to which servicer objected; second lien was stripped. Borrower became contractually current in X/XXXX after making eight payments that month. Borrower's XX/XXXX payment was more than XX days late. Since then, borrower has remained contractually current; BK case remains active.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures XX/XX/XXXX. No deferred amounts noted.
419388105	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Modification in X/XXXX. Last contact was in early XXXX when borrowers had an unexpected bill and asked about assistance options. Borrower has remained current since pay history start in mid-XXXX.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted.

MODIFICATION STEP TERMS: Step X: X.X%, change date X/X/XXXX, IO $XXX.XX, Step X: X.X%, change date X/X/XXXX, P&I payment begins at $X,XXX.XX

419390945	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD reduced income. Modification in XXXX. Borrower has remained current since pay history start in mid-XXXX. Last contact was in X/XXXX regarding insurance. Subject was in the xxxxxx disaster area in late XXXX, no mention of damages.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted.

419387344	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Unknown	Storm Damage	Reinstatement 1	CONTACT HISTORY AND SERVICING: Discharged BKX without reaffXXXXXXtion in XXXX. RFD borrower changed jobs, now working at a reduced salary; increased expenses. Modification in XXXX. Borrower has remained current since pay history start in mid-XXXX. Borrower asked about disaster relief due to roof damage in XX/XXXX, but didn't accept any relief options offered by servicer. No further notes regarding roof/property condition. Borrower's POA (borrower's sister) notified servicer that home was placed in a revocable trust, as borrower is now living in a nursing home. Current occupancy of property is unknown. POA cancelled the auto-draft payments in X/XXXX.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted.
419386677	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD loss of income due to medical problems; ongoing inability to find employment; increased expenses. Modification in XXXX. Last contact was with co-borrower just after mod completion. Borrower has remained current since pay history start in mid-XXXX.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which XXX% is eligible for forgiveness over X years based on borrower performance; any outstanding balance of the deferred amount is due at maturity as a balloon payment.

419389587	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: RFD both borrowers had drastically reduced work hours. Modification in XXXX. Borrower has remained current since history start in mid-XXXX. Last contact was in X/XXXX regarding incentives applied to the account.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted.
419391051	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Discharged BK on account, details not provided. RFD large monthly income reduction, ARM rate. HAMP modification in XXXX. Borrower has remained current since pay history start in mid-XXXX. Servicer solicited a recast agreement in mid-XXXX that would lower the monthly payment, borrower accepted via mail. Servicer added a ceased and desist on phone calls for the life of the loan in X/XXXX. Borrower's most recent two payments have been made at the end of the month, no reason given when borrower contacted servicer via email to state when payment would be made.

MODIFICATION: HAMP RECAST, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/XX/XXXX. No deferred amounts noted. Recast agreement included a Xth year U.S. Treasury pay-for-performance incentive of $Xk that was applied after recast execution was completed.

419384098	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Last contact was with spouse in XXXX; she has been making the payments since borrower's passing and wanted to assume the loan; servicer advised loan was not assumable as it had been modified from a pick-a-payment loan. Spouse signed the mortgage but not the note, and she is also the administrator for the estate. DOD X/XX/XXXX. Spouse has remained current since pay history start in mid-XXXX.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified IO $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted.

MODIFICATION STEP TERMS: Step X: X.XX%, change date XX/X/XXXX, IO $X,XXX.XX, Step X: X.X%, change date XX/XX/XXXX, P&I payment begins at $X,XXX.XX

419390139	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has been current with no delinquencies. There has been no recent contact with the borrower.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred balance. No PRA.
419388341	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has been current with no delinquencies. Last contact with borrower was on XX/XX/XX to submit a payment over the phone.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419382179	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Other - Compliance	CONTACT HISTORY AND SERVICING: The borrower has been current with no delinquencies. Last contact with the borrower was on XX/XX/XX. They said they were late with the payment due to temporary curtailment of income. They had to purchase a new truck for their business.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/XX/XXXX.  No deferred balance.  No PRA.

COMPLIANCE: State HC violation.
419384700	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has been current with no delinquencies. Last contact with the borrower was on XX/XX/XX to discuss the final mod documents.

MODIFICATION: HAMP STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX matures XX/XX/XXXX. No deferred balance. No PRA.
419384007	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. The borrower last contacted the borrower on XX/XX/XX. They stated their daughter makes the payments.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred balance. No PRA.
419390118	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has been current with no delinquencies. The borrower received assistance from the State Housing Finance Agency. The lender received $XXX,XXX.XX in state provided funds in XX/XXXX and the loan was modified to re-amortize the unpaid interest bearing principle balance and lower the monthly payments. The borrower last contacted the servicer on XX/XX/XX to reschedule a payment for XX/XXXX.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures XX/XX/XXXX. Additional mod step rate information; Step X: X.XXX%, rate change date XX/XX/XXXX, P&I $XXX.XX. Deferred balance iao $XX,XXX.XX. No PRA.
419388017	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	Water Damage	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has been current with no delinquencies. On XX/XX/XX the servicer received an insurance claim check in the amount of $XX,XXX.XX for water damage that occurred on XX/XX/XX. Due to the current loan status and lender guidelines the claim check was endorsed and released to the borrower. The servicer received an inspection on XX/XX/XX confirming that the repairs were XXX% completed. On XX/XX/XX the servicer received an insurance claim document letter and a claim check in the amount of $XX,XXX.XX for water damage that occurred on XX/XX/XX. Due to the current loan status and lender guidelines the claim check was endorsed and released to the borrower. Repairs are still pending. The borrower was last contacted on XX/XX/XX and they scheduled a payment online.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $X,XXX.XX. No PRA.
419390649	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has been current with no delinquencies. Subject property is located in the XXXXXX disaster area however no indication of damage is noted in the contact history. The borrower last contacted the servicer on XX/XX/XX to schedule a future payment.

MODIFICATION: RECAST HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures XX/XX/XXXX. No deferred balance. No PRA. Loan was previously HAMP modified on XX/XX/XXXX.
419384427	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. The borrower last contacted the servicer on XX/XX/XX and submitted a payment over the phone.

MODIFICATION: HAMP STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $XX,XXX.XX. No PRA.
419390433	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. On XX/XX/XX the servicer received insurance claim checks in the amount of $X,XXX.XX and $X,XXX.XX for water damage that occurred on XX/XX/XX. Due to the current status and lender guidelines the checks were endorsed and released to the borrower. On XX/XX/XX the borrower advised that they had been retired since XXXX. Their children had been assisting with the mortgage payments however that was going to stop. Borrower only receives social security income. The loan was reviewed for a possible short sale. The short sale loss mit option was denied on XX/XX/XX. There has been no contact with the borrower since XX/XX/XX.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. Additional step rate information; Step X: X.XXX%, rate change date XX/XX/XXXX, P&I $XXX.XX, Step X: X.XXX%, rate change date XX/XX/XXXX, P&I $XXX.XX. No deferred balance. No PRA.
419385936	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	Roof Damage	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. There has been no contact with the borrower. On XX/XX/XX the servicer received an insurance claim check in the amount of $X,XXX.XX for wind damage that occurred on XX/XX/XX. On XX/XX/XX a drive by inspection report indicated that the repairs were X% complete and the work left to be completed was the roof repair. The property loss notes stated that the borrower did not comply with the requirement and no future claim checks would be eligible for endorse and release. The repair completion appears to still be outstanding.

MODIFICATION: HAMP STEP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred balance. No PRA.
419390383	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current. The last contact with the borrower was on XX/XX/XX. They stated they were paying late due to illness.

MODIFICATION: HAMP STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred balance. No PRA.
419390673	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current. The borrower last contacted the servicer on XX/XX/XX regarding the HAMP incentive. The servicer advised they started receiving their HAMP incentive in XXXX and will receive the remaining incentive in XXXX.

MODIFICATION: HAMP STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $X,XXX.XX. No PRA.
419386477	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Other - Compliance	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. There has been no contact with the borrower.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX.  No deferred balance.  No PRA.

COMPLIANCE: State HC violation.
419389979	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. There has been no contact with the borrower.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred balance. No PRA.
419388576	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. The borrower last contacted the servicer on XX/XX/XX to confirm the payment amount.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $XXX,XXX.XX of which $XXX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419385658	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. There has been no contact with the borrower.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419383920	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower rolled XX days late from XX/XXXX to XX/XXXX. RFD was not obtained. Last contact with the borrower was on XX/XX/XX. The borrower scheduled a payment over the phone.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred balance. No PRA.
419390024	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. There has been no contact with the borrower.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred balance. No PRA.
419384874	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. The borrower had filed CH X BK in XX/XXXX and the case was discharged in XX/XXXX. There has been no contact with the borrower.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred balance. No PRA.
419383914	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. There has been no contact with the borrower.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred balance. No PRA.
419386542	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. The borrower last contacted the servicer on XX/XX/XX regarding the status of the modification review.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419387529	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. There has been no recent contact with the borrower.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred balance. No PRA.
419383844	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. Last contact with the borrower was on XX/XX/XX. They set up a payment over the phone.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred balance. No PRA.
419387211	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. There has been no contact with the borrower.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred balance. No PRA.
419383204	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. Last contact with the borrower was on XX/XX/XX. They stated the payment was late due to curtailment of income.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/XX/XXXX. Additional mod step rate information; Step X: X.XXX%, rate change date XX/XX/XXXX, P&I $XXX.XX, Step X: X.XXX%, rate change date XX/XX/XXXX, P&I $X,XXX.XX. No deferred balance. No PRA.
419383240	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. There has been no contact with the borrower.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $XX,XXX.XX. No PRA.
419387655	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. The borrower last contacted the servicer on XX/XX/XX to set up a phone payment.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred balance. No PRA.
419388267	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. Last contact with the borrower was on XX/XX/XX. The borrower stated they would pay online.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred balance. No PRA.
419389633	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. There has been no contact with the borrower.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXXX.XX at X.XX% for X years, modified P&I $XX,XXX.XX, matures XX/XX/XXXX. No deferred balance. No PRA.
419388802	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. Last contact with the borrower was on XX/XX/XX. Servicer reviewed loss mit options with the borrower.

MODIFICATION: RECAST HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred balance. No PRA. Loan was previously modified on XX/XX/XXXX.
419389543	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. Last contact with the borrower was on XX/XX/XX. They advised that they were no longer interested in a loan mod.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/XX/XXXX. Additional mod step rate information; Step X: X.XXX%, rate change date XX/XX/XX, P&I $XXX.XX, Step X: X.XXX%, rate change date XX/XX/XX, P&I $X,XXX.XX. No deferred balance. No PRA.
419389702	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. There has been no contact with the borrower.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $XXX,XXX.XX. No PRA.
419383182	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower has remained current with no delinquencies. Last contact with the borrower was on XX/XX/XX. They said they were late with their payment due to excessive obligations and submitted a payment over the phone.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $XXX,XXX.XX. No PRA.
419390626	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was HAMP modified XX/XX with a deferred balance iao $XX,XXX and recast XX/XX. The borrower was cooperative and kept payment arrangements. Hardship was due to excessive obligations. At last contact XX/XX/XX borrower informed of payment being made at the branch - RFD was due to illness in family. Payments are sometimes made after the late charge date.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X month, modified P&I $XXX, matures/expires XXXX. No Deferred balance or PRA. Principal reduction iao $XXXX in the Xth year.
419383460	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified XX/XX - unable to determine hardship at that time. At last contact which was one of a minimal amount on XX/XX/XX borrower made general inquiry. Loan was in CHX from XX/XX to XX/XX at discharge.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXXX, matures/expires XXXX. No Deferred balance or RPA.
419385097	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was HAMP modified XX/XX with a principal deferment iao $XX,XXX - unable to determine hardship at that time. The loan was recast XX/XX. Borrower contact is minimal. Non monitored claim XX/XX/XX. At last contact XX/XX/XX borrower requested escrow analysis statement.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X month, modified P&I $XXX, matures/expires XXXX. No Deferred balance or PRA.
419389706	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified XX/XX - unable to determine hardship as that time. The borrower filed CHX XX/XX/XX and discharged XX/XX/XX without reaffXXXXXXtion. Borrower contact is minimal. At last contact XX/XX/XX borrower made payment inquiry.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXXX, matures/expires XXXX. No Deferred balance or PRA.
419389456	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower requested LM in XX/XX. The loan was modified XX/XX - hardship was due to income reduction/retirement. HHF were reviewed however denied in XX/XX. Borrower contact is minimal after the modification. At last noted contact XX/XX/XX borrower made payment arrangements.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness, no PRA. Step X - X.XXX% rate change XX/XX/XX P&I $XXX.XX
419383364	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified XX/XX - unable to determine hardship at that time. RFD noted in XX/XX as excessive obligations. Borrower contact is minimal with cooperation noted. At last contact XX/XX/XX borrower inquired to payment. There is no indication of further LM review. The borrower filed CHX XX/XX/XX that was discharged XX/XX/XX.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. No Deferred balance or PRA.
419385606	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified XX/XX - unable to determine hardship at that time. CH dates XX/XX to XX/XX. The only contact noted with borrower was on X/XX/XX with a general inquiry. There is no indication of further LM discussion.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness, no PRA.
419381980	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	Unverified	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified XX/XX - unable to determine hardship at that time. In XX/XX borrower discussed LM due to excessive obligations however there does not appear to have been a modification review. At last contact XX/XX/XX borrower made payment arrangements. Monitored claim XX/XX/XX. XXX% inspection is pending completion.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX, matures/expires XXXX. No Deferred balance or RPA.
419391359	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified XX/XX - hardship was due to re-employment at reduced income and co-borrower illness. The borrower was cooperative when reached however contact is minimal. At last contact XX/XX/XX borrower inquired to a modification but there does not appear to have been a review, commitment to pay was not made. Collections have not been initiated since XX/XX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $XX,XXX is eligible for forgiveness over X years based on borrower performance.
419390159	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower filed CHXX XX/XX/XX which held FC - unable to determine referral date. The loan was modified XX/XX. Borrower death XX/XX/XX. The BK was dismissed XX/XX/XX and the FC resumed. The loan was reinstated XX/XX/XX. Authorized Xrd party XXXXX XXXXX/son - unable to confirm responsible party.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. No Deferred balance or PRA.
419386353	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The borrower filed CHX XX/XX/XX that was discharged - unable to determine date. The loan was HAMP modified XX/XX. Borrower death xxxxxxxxx XX/XX/XX. LM was reviewed and denied in XX/XX due to insufficient payment reduction - hardship due to borrower death/fixed income/illness. The loan was recast XX/XX. At last contact XX/XX/XX borrower requested payment history. Executive inquiry resolved XX/XX/XX in reference to statements and credit reporting.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X month, modified P&I $XXX, matures/expires XXXX. No Deferred balance. Principal reduction of $XXXX in the Xth year based on borrower performance.
419389551	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified XX/XX - hardship was due to excessive obligations and curtailment of income. Collections have not bee initiated since the modification. Borrower contact is minimal. At last contact XX/XX/XX borrower made general inquiry.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXX, matures/expires XXXX. No Deferred balance or PRA.
419387586	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified XX/XX - unable to determine hardship at that time. CH dates XX/XX to XX/XX. Borrower contact is minimal. At last contact XX/XX/XX borrower inquired to payment increase. The borrower has paid current the last XX months.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.X% for X year, modified P&I $XXXX, matures/expires XXXX. No Deferred balance or PRA. Step X - X.XXX% rate change XX/XX/XX P&I $XXXX.XX, Step X - X.X% rate change XX/XX/XX P&I $XXXX.XX.
419386757	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified XX/XX - unable to determine hardship. The borrower was cooperative however contact is minimal and servicing notes are minimal. At last contact XX/XX/XX borrower inquired to electronic drafting.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $XX,XXX is eligible for forgiveness over X years based on borrower performance.
419383945	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified XX/XX/XX - hardship was due to unemployment. The borrower was cooperative during the LM process however review was delayed due to receipt of documents. Contact is minimal since the modification. At last contact XX/XX/XX borrower discussed payment arrangements. Most correspondence takes place as online PTP.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XXXX which is not eligible for forgiveness, no PRA.
419390227	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified XX/XX - hardship was due to curtailment of income. In XX/XX and XX/XX borrower inquired to credit dispute however there was no further receipt of required detail. The borrower made a few general inquires, collections were minimal. At last contact XX/XX/XX borrower inquired to statement issue - no further detail noted.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $XX,XXX is eligible for forgiveness over X years based on borrower performance.
419382761	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified XX/XX - unable to determine hardship at that time or present. The borrower filed CHXX XX/XX/XX that was discharged XX/XX/XX. The borrower made some inquiries after the BK was discharged. Xrd party authorized XXXXX XXXXX discussed applying for another modification however there was no indication of further LM review. At last contact XX/XX/XX borrower discussed Xrd party authorized to make bank changes.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX% for X year, modified P&I $XXX, matures/expires XXXX. No Deferred balance or PRA. Step X - X.XX% rate change XX/XX/XX P&I $XXX. Step X - X.XXX% rate change XX/XX/XX P&I $XXXX.XX
419382620	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was referred to FC XX/XX/XX. The loan reinstated with a modification XX/XX - hardship was due to illness/back surgery. The borrower appeared cooperative with no further LM review. Claim opened on or around XX/XX/XX for water damage and completed XX/XX/XX at XXX%. At last contact borrower inquired to draw status.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX% for X years, modified P&I $XXX, matures/expires XXXX. No Deferred balance or PRA.
419382795	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified XX/XX - unable to determine hardship at that time. The borrower responded intermittently to collections many through online. RFD in XX/XX was stated as forgotten mail, XX/XX medical expenses and in XX/XX as decrease of income - LM was not reviewed further. The borrower has paid the loan current the last XX months. At last contact XX/XX/XX borrower informed of insurance coverage - policy reinstatement XX/XX/XX.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXXX, matures/expires XXXX. No Deferred balance or PRA.
419388583	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XX/XX and recast XX/XX. Hardship after the initial modification was due to re-employment. The borrower filed CHX XX/XX/XX that was discharged XX/XX/XX. The borrower was cooperative and kept PTP. At last contact XX/XX/XX borrower discussed reaffXXXXXXtion after BK.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X month, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XXXX which is not eligible for forgiveness. US Treasury PRA in the Xth year iao $XXXX based on borrower performance.
419386359	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified XX/XX. CH dates in XX/XX to XX/XX. The borrower responded minimal to the collection process. Most response was through online payment scheduling. Hardship was noted in XX/XX as excessive obligations. The borrower stated she was attempting a short sale and working with an agent however there were not further details until XX/XX when borrower was no longer interested. XX/XX borrower accepted payment plan. At last contact XX/XX/XX borrower discussed payment.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX, matures/expires XXXX. No Deferred balance or RPA. Equity Line of Credit Modifiation: modified balance $XX,XXX at X.XXX% for XX years, modified P&I not stated, matures/expires XXXX.
419386198	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified XX/XX - unable to determine hardship at that time. Borrower contact is minimal with cooperation noted. Recast requested XX/XX however no further review was completed. At last contact XX/XX/XX borrower inquired to HAMP incentive.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which $XX,XXX is eligible for forgiveness over X years based on borrower performance.
419389405	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified XX/XX/XX, there is no borrower contact noted after the modification other than X/XX/XX when modification documents were verified. The borrower has a history of paying the loan current since the modification. Hardship was due to reduction of income/borrower illness and seasonal/teacher employment.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $XX,XXX is eligible for forgiveness over X years based on borrower performance.
419388447	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing last X years with no borrower contact.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years with modified P&I $XXXX.XX, matures XX/XX/XXXX, $X deferred balance.
419390253	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing last X years with no borrower contact.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.X% for XX years with modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance
419383540	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: BKXX was filed XX/XX/XXXX, relief granted X/XX/XXXX. Servicer offered a recast plan to borrower effective X/X/XXXX, but borrower failed to return the agreement by the X/X/XXXX deadline. Agreement was signed and returned in XX/XXXX, but there is no indication that servicer honored the terms, which historically and currently match the XXXX mod schedule. Account is performing last X years with no borrower contact since X/XX/XXXX recast inquiry.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.XXX% for X years with modified P&I $XXXX.XX, matures XX/XX/XXXX, $X deferred balance.
419388072	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing last X years with little borrower contact. Last borrower call X/XX/XXXX was to request copy of amortization schedule.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at initial step rate of X.XXX% for X years with modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.
419389901	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing last X years with no borrower contact.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years with modified P&I $XXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness.
419387899	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: BKX filed XX/XXXX, discharged XX/XX/XXXX without reaffXXXXXXtion. Account is performing last X years with little borrower contact.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years with modified P&I $XXX.XX, matures XX/XX/XXXX, $X deferred balance.
419391123	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing last X years with no borrower contact.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years with modified P&I $XXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness.
419382406	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing last X years with little borrower contact.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% with modified IO $XXX.XX . Step rate IO for first X years, then converts to amortization. with P&I $XXXX.XX through maturity X/X/XXXX.  $XX,XXX.XX deferred balance is not eligible for forgiveness.

419388022	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	Water Damage	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing last X years with no borrower contact. Loss proceeds of $XXXX were endorsed and released X/XX/XXXX for water damage DOL XX/XX/XXXX; claim is classified as non-monitored with no further details regarding damage or repairs.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years with modified P&I $XXX.XX, matures X/X/XXXX. $XXX.XX deferred balance is not eligible for forgiveness.
419384937	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: BKX filed X/XX/XXXX was discharged without reaffXXXXXXtion on unknown date. Account is performing last X years with little borrower contact.

MODIFICATION: HAMP WITH RECAST, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years with modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance. Borrower accepted a recast agreement to re-amortize the UPB with incentive credits applied, beginning with the XX/X/XXXX payment. Mod step rate schedule reflects the recast rate and payment amounts effective for the Xth and Xth Step Rates; all other terms of the HAMP mod remain the same.
419389591	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan was previously modified in XXXX. BKX filed X/XX/XXXX was discharged XX/X/XXXX without reaffXXXXXXtion. Account is performing last X years with no borrower contact.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at initial step rate of X.XXX% for X years with modified P&I $XXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is eligible for forgiveness over X years based on borrower performance.
419385595	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing last X years with little borrower contact.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXXX.XX, matures XX/XX/XXXX, $X deferred balance.
419383418	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing last X years, no borrower contact since X/XX/XXXX.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at initial step ate of X% for X years with modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.
419387022	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan was previously modified in XXXX and XXXX. BKX filed X/XX/XXXX, discharged X/XX/XXXX without reaffXXXXXXtion. Account is performing last X years with no borrower contact.

MODIFICATION: HAMP, first pay due XXX/XX/XXXX, modified balance $XXX,XXX at initial step rate of X% for X years with modified P&I $XXX.XX, matures XX/XX/XXXX, $X deferred balance.
419383963	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: BKX filed X/XX/XXXX, discharged X/XX/XXXX without reaffXXXXXXtion. Account is performing last X years with little borrower contact.

MODIFICATION: HAMP WITH RECAST, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.XX% for X years with modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance. Borrower accepted a recast agreement to re-amortize the UPB with incentive credits applied, beginning with the XX/XX/XXXX payment. Mod step rate schedule reflects the recast rate and payment amounts effective for the Xth and Xth Step Rates; all other terms of the HAMP mod remain the same.
419387537	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing last X years with no borrower contact.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years with modified IO payment of $XXX.XX, then amortized at P&I of $XXX.XX for remaining term, matures X/X/XXXX, $X deferred balance.
419383539	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	Unverified	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing last X years with no borrower contact since X/XX/XXXX general loan inquiry. Loss proceeds of $XXXX received X/X/XXXX for unspecified damages incurred X/XX/XXXX, released to borrower X/X/XXXX; claim is non-monitored.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at initial step rate of X % for X years with modified P&I $XXX.XX, matures X/X/XXXX. $XXX,XXX.XX deferred balance is eligible for forgiveness over X years based upon borrower performance.

419391002	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Account is performing last X years with no borrower contact.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years with modified P&I $XXXX.XX, matures XX/XX/XXXX, $X deferred balance.
419384125	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan was previously modified in XXXX and XXXX. Account is performing last X years with no borrower contact since X/XX/XXXX inquiry about adding son to title.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at initial step rate of X% for X years with modified P&I $XXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance, of which $XX,XXX is eligible for forgiveness over X years based on borrower performance.
419391831	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: BKXX was filed XX/XX/XXXX, discharged X/XX/XXXX. Account is performing last X years with no borrower contact since X/XX/XXXX.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.XX% for X years with modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.
419386201	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan has been HAMP modified twice, HAMP mod completed X/X/XXXX, balance XXX,XXX.XX at X.XXX%, Modified P&I $X,XXX.XX. Immediate PRA iao $XX,XXX.XX. Second HAMP mod completed X/X/XXXX. Regular contact with customer ATP attorney regarding Xnd HAMP mod. Limited customer contact noted in contact history. Title issue noted XX/XX/XXXX relating to FC refferral. TItle issue resolved , customer provided docs to clear title X/X/XXXX. Last customer contact X/XX/XXXX regarding pmt arrangements.

MODIFICATION: HAMP Mod, first pay due X/X/XXXX, modified balance $XXXXXX at X.XXX% for, modified P&I $XXXX.XX, matures/expires X/X/XXXX. Deferred balance iao $XXX,XXX.XX of which $X.XX is eligible for forgiveness.
419391209	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: limited customer contact noted in contact history. RFD noted X/X/XXXX self employed income reduction. HAMP mod completed XX/X/XXXX. Last customer contact XX/XX/XXXX, stated pmt was lost and hung up. Successful skip trace noted X/XX/XXXX.

MODIFICATION: HAMP MOD, first pay due XX/X/XXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures/expires XX/X/XXXX. Immediate one time forgiveness iao $XXXX.XX. Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.
419389033	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Property type originated as second home, believed to be owner occupied. Contact XX/XX/XXXX RD customer out of work, discussed Short Sale. Limited customer contact noted in contact history. Customer contact X/X/XXXX regarding HAZ ins. Last customer contact X/XX/XXXX, discussed HAMP mod completed X/X/XXXX.

MODIFICATION: HAMP Mod, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXXX.XX, matures/expires XX/X/XXXX. Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.
419384407	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Very limited customer contact noted in contact history. Step Rate Modification completed XX/XX/XXXX. Customer contact X/X/XXXX, customer stated RFD he was utilizing grace period for convenience. Last customer contact X/XX/XXXX called in to advise pmt was made at branch, provided check number. No recent customer contact.

MODIFICATION: NON-HAMP Step Rate Mod, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX. Deferred balance iao $X.XX.
419384743	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Very limited customer contact noted in contact history. HAMP Modification completed X/X/XXXX. Customer contact X/XX/XXXX, unwilling to provide RFD. . Customer called in X/XX/XXXX with ins agent, gave authorization to discuss escrow funds. no recent cutomer contact noted.

MODIFICATION: HAMP Mod, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX. Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness. immediate one time forgiveness iao $XX,XXX.XX.
419390604	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Customer called in X/X/XXXX to get loan balance. Non HAMP Step Rate mod completed XX/XX/XXXX. HAMP Mod completed XX/XX/XXXX includes PRA of $XXK after X years no missed pmts, PRA applied X/XX/XXXX. limited customer contact noted in contact history. Last customer contact X/XX/XXXX called in stating changing Ins companies. BK X case #XX-XXXXX filed X/XX/XXXX.

MODIFICATION: HAMP Mod, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX. Deferred balance iao $XXX,XXX.XX of which $XXX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419387987	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: HAMP mod completed XX/X/XXXX. Very limited customer contact noted in contact history. Only customer contact XX/X/XXXX, customer called XX/X/XXXX to confirm rate change.

MODIFICATION: HAMP Mod, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures/expires XX/X/XXXX. Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness. Immediate one-time forgiveness iao $XX,XXX.XX.
419382683	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited customer contact noted in contact history. Non HAMP Step Rate mod completed XX/XX/XXXX. Contact X/X/XXXX regarding flood ins pmt. Last customer contact X/X/XXXX customer requesting payoff quote. Customer typically pays online.

MODIFICATION: NON-HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX at XXX% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX. Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419386796	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No customer contact noted in contact history. HAMP mod completed X/X/XXXX.

MODIFICATION: HAMP Mod, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXXX.XX, matures/expires X/X/XXXX. Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419383656	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Located prior conversion mod in loan fle effective X/XX/XXXX. BK ChX filed XX/XX/XXXX, case # XX-XXXXX, discharged XX/XX/XXXX. Prio Ch XX filing. HAMP mod completed X/X/XXXX. Very limited customer contact noted in loan file. Last customer contact X/XX/XXXX regarding pmt arrangement.

MODIFICATION: HAMP Mod, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX. Deferred balance iao $X.XX. Immediate one time forgiveness iao $XX,XXX.XX.
419391224	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited customer contact noted in contact history. Last customer contact XX/XX/XXXX customer called in regarding due date. Attempt X/X/XXXX customer unwilling to complete the call and hung up. Notes X/XX/XXXX reference cease and desist placed per customer request.

MODIFICATION: NON-HAMP Step Rate Mod, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX. Deferred balance iao $X.XX.
419383744	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Located previous modification effective X/XX/XXXX, HAMP mod completed XX/XX/XXXX. HAMP Mod agreement did not include any PRA however Contact History Notes X/XX/XXXX indicate HAMP deferral iao $XX,XXX.XX was forgiven. Unable to locate notification of forgiveness in Loan File. Limited customer contact noted in Contact Hitstory, no recent customer contacted noted,. Last customer contact XX/XX/XXXX, RFD waiting on funds from mutual fund to complete pmt.

MODIFICATION: HAMP Mod, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures/expires XX/X/XXXX. Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.
419387651	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: HAMP Mod Completed X/X/XXXX. Customer contact X/X/XXXX customer stated will make pmt at branch location, notes reference BK Ch X BK filed XX/XX/XXXX CH XX case #XX-XXXXX discharged X/XX/XXXX.

MODIFICATION: HAMP Mod, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $XXX.XX, matures/expires XX/XX/XXXX. Deferred balance iao $X.XX. Immediate forgiveness iao $XX,XXX.XX
419384800	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Very little customer contact noted in contact history. Customer contact X/XX/XXXX called in to change mailing address. Last customer contact X/X/XXXX calling in to change bank info for auto pay.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified Interest only pmt $X,XXX.XX, P&I pmt as of X/X/XXXX X,XXX.XX matures/expires XXX/XX/XXXX. Deferred balance iao $X.XX.
419383472	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Step Rate Mod completed XX/X/XXXX. Limited customer contact noted in contact history. Contact XX/XX/XXXX custoemr unable to promise to pay, needs to speak with spouse, RFD noted as customer bi-weekly payments difficult to juggle expenses. Last customer contact noted X/XX/XXXX customer calledin regarding pmt increase from step rate mod.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified Interest only $XXX.XX, Principal and Interest pmt as of XX/X/XXXX iao $XXXX.XX matures/expires X/X/XXXX. Deferred balance iao $X.XX.
419390631	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: HAMP Mod completed X/X/XXXX. Occasional customer contact noted throughout contact history. customer called in X/XX/XX asking if xxxxxxxx meant except from property taxes. Customer contact X/XX/XXXX regarding pmt, customer sd will pay at branch. Last customer contact X/X/XXXX called in to make pmt by phone.

MODIFICATION: NON-HAMP Mod, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $X.XX.

419390689	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: HAMP mod completed XX/XX/XXXX. Notes reference loss mit review XX/X/XXXX, declined for docs. Customer contact X/XX/XXXX customer called in regarding refinance. Customer often calls in to make pmt by phone. Last contact X/X/XXXX called in to schedule pmt.

MODIFICATION: HAMP Mod, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.XX.  Immediate forgiveness iao $XX,XXX.XX.

419388897	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: ATP attorney requested loss mit foreclosure hold X/XX/XXXX. Modification completed XX/X/XXXX. Customer contact X/XX/XXXX RFD noted as financial struggle, waiting for spouse check to clear. Discussed pmt, customer agreed to promise to pay.

MODIFICATION: NON-HAMP Step Rate Mod, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXXX.XX, matures/expires X/X/XXXX. Deferred balance iao $X.XX.
419391164	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited customer contact noted in contact history. HAMP mod completed XX/XX/XXXX. Contact XX/XX/XXXX customer stated made pmt at branch. Customer called in XX/XX/XXXX regarding ins policy payment.

MODIFICATION: HAMP Mod, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX. Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.
419381675	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited customer contact noted in contact history. Customer called in X/XX/XXXX set up promise to pay. Last customer contact XX/XX/XX regarding auto pmt set up.

MODIFICATION: N/A
419382395	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: HAMP mod completed XX/X/XXXX. Occasional customer contact noted in contact history regarding pmt arrangements. RFD noted X/XX/XXXX is curltailment of income, customer agreed to promise to pay. Last customer contact XX/XX/XXXX called in to make pmt.

MODIFICATION: HAMP Mod, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX. Deferred balance iao $X.XX. Immediate one-time forgiveness iao $XX,XXX.XX.
419387021	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Located non-HAMP step rate mode effective X/XX/XXXX in loan file. HAMP Mod completed XX/XX/XXXX. Customer regularly calls in to make pmt by phone. XX/XX/XXXX RFD noted as excessive obligations, customer made promise to pay. Contact X/XX/XXXX regarding follow up on credit reporting dispute, customer stated was told it was resoved. Last customer contact X/XX/XXXX regarding ins pmt. Located HAMP recast agreement in oan file effective X/X/XXXX, rate change date X/X/XXXX P&I $XXXX.XX, rate change date X/X/XXXX P&I $XXXX.XX.

MODIFICATION: HAMP Mod, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX. Deferred balance iao $X.XX.
419388586	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan was HAMP modified in X/XXXX, $XX,XXX was forgiven. Comments begin in X/XXXX. Borrower's wife stated on X/X/XX that they fell behind on the loan due to unemployment - borrower was out of work for about X months but working again. Borrower accepted a X month repayment plan ending XX/XX/XXXX; plan kept. XXXXX stated in X/XXXX that borrower was laid off X months prior. and that she was unemployed for sometime as well but has been back to work. XXXXX was advised that a repayment plan was not an option at that time; unemployment program was discussed. Borrower accepted a HAMP Recast effective with the X/X/XX payment. Loan has been current. Last contact was noted on X/XX/XX, XXXXX inquired about payments stating that there was a delay in paycheck but would make a payment at the bank.

MODIFICATION: HAMP/RECAST, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for  XX years, modified P&I $X,XXX.XX, matures/expires X/X/XXXX. The modified balance will be further reduced by the Xth year U.S. Treasury pay-for-performance incentive iao $X,XXX. No deferred balance/PRA.

419391378	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Comments begin in X/XXXX. Loan has been current. Very little contact is noted; borrower called in on X/XX/XX requesting for the removal of LPI and wanted to have escrow set up once insurance was established; no additional details. Last contact was noted on X/XX/XX, co-borrower called in to inquire about flood coverage on the loan. xxxxxxxx disaster protection was placed on XX/XX/XX; expired X/XX/XX.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX. Step X rate X.XXX%, $X,XXX.XX per month, effective XX/XX/XXXX; Step X rate X.X%, $X,XXX.XX per month, effective X/X/XXXX. No deferred balance/PRA.

419387172	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: It appears that the loan was in FC, on hold for loss mit when history began in X/XXXX. Borrower called in on X/X/XX asking if a sale date had been scheduled and was advised that the loan was in active mod review. Loan was modified effective XX/XX/XXXX (forgiven amount $XX,XXX.XX) and has since been current. Last contact was noted on X/X/XX, borrower inquired about electronic drafting, borrower had changed bank account information.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX,XXX.XX, matures/expires X/X/XXXX. No deferred balance/PRA.

419386730	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Comments begin on X/XX/XX, loss mit review in process. Loan was modified in X/XXXX (HAMP), $XX,XXX was forgiven. Borrower has called in several times for general inquiry; called in on X/XX/XX requesting information about the Recast process and was provided the phone number she needed to call. Borrower was approved for HAMP/Recast effective X/XXXX. Last contact was noted on X/X/XX, borrower requested the escrow disclosure statement to be sent to her. Loan has been current.

MODIFICATION: HAMP/RECAST, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX. The modified balance will be further reduced by the Xth year U.S. Treasury pay-for-performance incentive iao $X,XXX. Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.

419391052	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Comments begin in X/XXXX. Borrower filed BKX on X/XX/XX, case was discharged on X/XX/XX. Borrower called in X/XXXX requesting to apply for a mod. Loan was modified effective with the X/X/XX payment. Loan has been current. Last contact was noted on XX/XX/XX, borrower in to advised of change in homeowner's insurance.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/X/XXXX. Deferred balance iao $XXX,XXX of which $ XXX,XXX is eligible for forgiveness over X years, based on good performance.

419382950	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan was modified in XXXX. Comments begin in X/XXXX. Very little contact with borrower is noted; stated on X/XX/XX that he is self-employed and work had beeen slow. Authorized Xrd party XXXXX XXXXX called in on XX/XX/XX indicating that borrower was interested in modification. Borrower was reviewed for mod in XXXX and XXXX but was denied due to DTI outside of acceptable range; cannot afford the modified payments. Last contact was noted on X/XX/XX, XXXXX XXXXX was advised regarding the denial of the mod. Loan has been current.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX. Step X rate X.XX%, $X,XXX.XX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $X,XXX.XX per month, effective XX/X/XXXX. No deferred balance/PRA.
419390569	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Comments begin in X/XXXX. Contact with borrower was not noted until XXXX; borrower called in on X/X/XX to inquire about insurance information. File was referred to FC on X/XX/XX. RFD is curtailment of income. Loss mit hold was placed in X/XXXX. Borrower was approved for a trial mod. Borrower called in on X/XX/XX to set up the last trial payment. Loan was modified effective with XX/X/XX payment; $XX,XXX was forgiven. Last contact was noted on XX/X/XX, borrower accepted the mod. FC file closed XX/XX/XX. There has been no contact with with borrower since XX/XXXX; attempts made to contact the borrower since then have been unsuccessful; a man answered on XX/X/XX stating that he did not know the borrower and that was a new phone number. In X/XXXX, call was either disconnected or phone number invalid. Loan has been current.

MODIFICATION: HAMP/STEP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX. No deferred balance/PRA.
419391355	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan is a discharged BKX, filing date X/XX/XX, discharge date XX/XX/XX. Comments begin in XXXX, delinquent loan. Borrower is noted to have multiple loans. Borrower stated that RFD is because husband's work had been slow, also stated that the payment and interest increased on the loan; daughter moved out causing a loss of income ($X,XXX a month). Borrower was reviewed for loss mit and was approved for a trial mod, completed the plan and received approval for a permanent mod effective with the XX/XX/XXXX payment, $XX,XXX was forgiven. Loan has been current. Last contact was noted on X/XX/XX, borrower gave authorization for Xrd party XXXXX XXXXXs to speak on the loan.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $, matures/expires XXX/XX/XXXX. No deferred balance/PRA.
419384961	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Comments begin in X/XXXX. Borrower stated on X/XX/XX that he has medical bills due to knee surgery. Borrower stated on X/XX/XX that he was out of work for about X months. Loan was noted in active FC on XX/XX/XX, referral date unknown. Loss mit review was initiated and borrower was approved for a trial payment in X/XXXX, completed the plan and received approval for a permanent mod effective with the X/X/XX payment, $XX,XXX was forgiven; FC stopped. Loan has been current. Last contact was noted on X/XX/XX, borrower called in to inquire about future HAMP incentives and stated that he was looking to remodify after the incentives; borrower was advised that it would depend based off qualifications at that time.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $X,XXX.XX, matures/expires X/X/XXX. NO deferred balance/PRA.
419388168	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Comments begin in X/XXXX, loss mit review in process. Trial plan was approved X/XXXX and loan was modified effective XX/X/XX. Loan has been current. Contact was noted on X/X/XX, borrower authorized his son XXXXX XXXXX to receive loan information.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $ at % for XX years, modified P&I $X,XXX.XX, matures/expires X/X/XXXX. Deferred balance iao $XXX,XXX.XX which is eligible for forgiveness over X years based on borrower performance.

419383144	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan was modified in XX/XXXX, $XX,XXX was forgiven. BKXX was filed in X/XXXX, case was discharged on X/X/XX. Loan has been current. Contact was noted in X/XXXX, borrower inquired about an escrow refund check wanting to know how to return the premium refund to the escrow account. It appears that the last contact with borrower was in XXXX, a letter was received from borrower on X/XX/XX. It was noted on X/XX/XX that the borrower accepted a HAMP Recast agreement. Borrower was approved for HAMP/Recast in XXXX, lowering the P&I on the loan. XXXXXX disaster protection hold was placed on X/XX/XX; expired XX/XX/XX.

MODIFICATION: HAMP/RECAST, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures/expires X/X/XXXX . The modified balance will be further reduced by the Xth year U.S. Treasury pay-for-performance incentive iao $X,XXX. No deferred balance/PRA.
419382607	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan was modified in XXXX, $XX,XXX.XX was forgiven. Borrower filed BKX on X/XX/XX, case discharged X/X/XX. It appears that loan has been current. Very little contact is noted. It appears that borrowers were approved for a Recast agreement in XXXX and co-borrower called in on X/X/XX wanting to know if the recast expiration date could be extended and was advised that she had time to send in the agreement and that the expiration date would be X/X/XX, effective X/X/XX. No further discussion has been noted regarding the recast.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at % for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX. No deferred balance/PRA.
419386278	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Comments begin in X/XXXX. Borrower called in on X/X/XX requesting mod; RFD - borrower was laid off on X/XX/XX, working part time and looking for full time work. Loss mit review was initiated. Borrower was approved for a trial mod, completed the plan and received approval for a permanent mod effective with the XX/XX/XXXX payment; $XXX,XXX was forgiven. Loan has been current. Last contact was noted on X/XX/XX, breakdown of escrow analysis discussed.

MODIFICATION: HAMP/STEP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX. No deferred balance/PRA.
419382467	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan was modified in XXXX. Comments begin in X/XXXX. Borrower called in on X/XX/XX to inquire about increase in payment and was advised due to escrow increasing due to taxes going up. Borrower stated on XX/XX/XX that reason for payment delay was due to having a hard time financially as the payment is too high. Last contact was noted on X/XX/XX, borrower called in stating that he made his payment at the bank. Loan has been current.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX (IO) for X years, effective X/X/XXXX P&I increases to $X,XXX.XX (IO) at X.XXX%; effective X/X/XXXX P&I increases to $X,XXX.XX at X.XXX%, matures/expires X/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

419388501	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan was modified in XXXX, $XX,XXX was forgiven. Comments begin in XXXX. Loan has been current. Very little contact is noted; co-borrower called in on X/XX/XX for general inquiry.

MODIFICATION: HAMP/STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures/expires X/X/XXXX. No deferred balance/PRA.
419391502	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Unknown	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan was modified in XXXX. Comments begin in X/XXXX. Borrower called in on X/X/XX stating that she lives with her father and her uncle was living at the property and pays her father in cash. Borrower explained that the subject property was her parent's home and refinanced in her name, and will be moving back to the property. Borrower expressed interest in a modification, anticipated defaulting on the loan due to illness and payment increase. Borrower was offered a repayment plan but declined the offer. Loan has been current. Current occupancy is unknown, unable to determine if the borrower has moved back into the property. Last contact was noted on X/X/XX, borrower inquired about system migration notice she received, no additional details.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures/expires X/X/XXXX. Step X rate X.XX%, $X,XXX.XX per month, effective X/X/XXXX; Step X rate X.X%, $X,XXX.XX per month, effective X/X/XXXX. No deferred balance/PRA.
419389680	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan is a discharged BKX, filling date X/XX/XX, discharge date unknown. Loan was modified in XX/XXXX with an initial rate of X%, modified balance $XXX,XXX; $XX,XXX was forgiven. Loan appears to have been current. Comments begin in X/XXXX. Borrower requested loss mit assistance in XX/XXXX stating that she has a step loan and the interest rate will be increasing; RFD due to increase in living expenses but income staying the same. Borrower stated that she has been staying current on the loan because she no longer has a car payment is frugal. Loss mit review was initiated but borrower did not qualify due to DTI outside of acceptable range. Borrower stated on XX/X/XX that she really was not interested in a mod but more assistance towards keeping the rate at X%, borrower was advised to perhaps look into refinancing. Borrower accepted a HAMP/Recast agreement effective XX/X/XX, lowering the P&I. Loan appears to be currently being reviewed for HHF Recast program - borrower stated on X/X/XX that she will be receiving a principal reduction because HHF will be crediting the funds to her account. HHF Recast may have been denied as comments ended on X/XX/XX with "K program denied". No further details.

MODIFICATION: HAMP/RECAST, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures/expires XX/X/XXXX. The modified balance will be further reduced by the Xth year U.S. Treasury pay-for-performance incentive iao $X,XXX. Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.
419387590	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Comments begin in X/XXXX. Loan was noted in active FC on X/XX/XX, referral date unknown. Borrower stated that RFD due to reduction of income due to job loss and that he was currently working to be reviewed for a mod (with HPS). Borrower then stated on X/XX/XX that he didn't recall why he was denied for the mod but wanted to reapply. Borrower was approved for trial payment in XXXX, completed the plan and loan was modified in XX/XXXX, $XX,XXX was forgiven. FC stopped XX/X/XX. Borrower's ex-spouse XXXXX holds title interest in the property. Xrd party, XXXXX called on behalf of ex-spouse on X/XX/XX stating that ex-spouse was awarded ownership of the property in divorce and wanted to take liability of the loan. Servicer advised that Xrd party sale assumption is not an option for this loan; no additional details. XXXXX, previously known as XXXXX called in on X/XX/XX requesting to have the year end billing statements as well as the billing statements sent to her at the property address. XXXXX was upset that the borrower updated the mailing address, explaining that the property belongs to her per the divorce decree, and she is the one making the payments on the loan. XXXXX was advised that the loan is in borrower's name and if he calls to change the mailing address then they had to do it; advised to contact her attorney. It was also explained to XXXXX that she would need to assume the loan or refinance if she wanted to take the borrower's name off the loan. XXXXX stated on X/XX/XX that he only wants the statements to go to his ex-spouse, he did not want all the correspondence going to her. Last contact was noted on X/XX/XX, XXXXX called in requesting to change mailing address and was advised that changes could not be made without borrower's authorization, call was transferred to the Assumptions department per XXXXXs request, no further details. Loan was placed on hurricane disaster protection on X/XX/XX, expired XX/XX/XX; no damage reported.

MODIFICATION: HAMP/STEP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX. No deferred balance/PRA.
419391324	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower has been current on the loan since history began in XXXX.. Borrower was approved for a mod effective with the X/X/XX payment; $XX,XXX was forgiven. Very little contact is noted; borrower may have called in on X/XX/XX to try and make payment arrangement but the call was disconnected.

MODIFICATION: HAMP/STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures/expires XX/XX/XXXX. No deferred balance/PRA.
419383678	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/XX/XXXX. No prior FC/BK filing information noted. Servicer completed HAMP Step-Rate Mod workout X/XX/XXXX due to borrower unemployment. HAMP incentive confirmed applied X/X/XXXX, X/XX/XXXX and again X/XX/XXXX; $X,XXX, $X,XXX and $X,XXX respectively. Limited recent contact with borrower; no current hardship noted. Servicer offered HAMP recast X/XX/XXXX. Borrower is maintaining payments. Last contact X/X/XXXX borrower inquired about letter received from servicer. Property is owner-occupied.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for X years, modified P&I $XXX.XX, maturity X/X/XXXX. Deferred balance iao $X.XX. HAMP recast completed X/XX/XXXX. Prior Mod completed XX/X/XXXX.
419388575	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/X/XXXX. No prior FC/BK filing information noted. Details concerning Mod workout completed X/XXXX not provided. At start of history; servicer notes reviewing for Mod workout. RFD not provided. Borrower under Stip to Mod; terms not provided. Plan confirmed completed X/XX/XXXX. HAMP Mod booked X/XX/XXXX. No further loss mitigation efforts noted. Limited contact with borrower. Borrower inquired about attorney general settlement programs X/XX/XXXX. Last contact XX/XX/XXXX borrower inquired about lenders-placed insurance. Payments are currently being maintained. Property is owner-occupied.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness. Prior Mod completed X/XX/XXXX.
419390572	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	Unverified	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/X/XXXX. No prior FC/BK filing noted. Servicer notes X/XX/XXXX HAMP Mod booked; details of workout not provided. No further loss mitigation efforts noted. Limited contact noted with borrower. Last contact XX/XX/XXXX to file insurance claim. No indication claim was ever filed; extent of damage unknown. Payments are currently being maintained. Property is owner-occupied. FEMA disaster area noted X/XX/XXXX; no indication property was affected.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX ($XX,XXX.XX forgiven) at X.X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $X.XX.
419386810	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/X/XXXX. No prior FC/BK filing information noted. Borrower indicated hardship X/XX/XXXX due to curtailment of income. Servicer offered Stip to Mod X/XX/XXXX with payments of $XXX.XX due from XX/X/XXXX to XX/XX/XXXX. Plan kept by borrower. HAMP Mod booked by servicer XX/XX/XXXX. No further loss mitigation efforts noted. Limited contact noted with borrower after workout completed. Borrower inquired about principal reduction XX/XX/XXXX. Last contact borrower referred to credit counselor X/XX/XXXX. Payments are currently being maintained. Property is owner-occupied. FEMA disaster area noted XX/XX/XXXX; no indication property was affected.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419385229	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/X/XXXX. No prior FC/BK filing information noted. Details concerning Mod workout completed X/XXXX not provided. No borrower contact. Payments are currently being maintained. No active loss mitigation efforts. Property is owner-occupied. FEMA disaster area noted X/XX/XXXX; no indication property was affected.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX ($XX,XXX.XX forgiven) at X.X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $X.XX.
419386309	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/XX/XXXX. No prior FC/BK filing information noted. Borrower submitted for Mod workout X/XX/XXXX. RFD due to curtailment of income; borrower is xxxxxxx, co-borrower business is slow. Excessive obligations noted X/XX/XXXX due to kids in college. Servicer approved Stip to Mod X/XX/XXXX with payments of $X,XXX.XX due from XX/XX/XXXX to XX/XX/XXXX. Plan kept by borrower. Servicer booked HAMP Mod X/XX/XXXX. No further loss mitigation efforts noted. Limited contact noted after workout completed. Death of co-borrower noted XX/XX/XXXX; death certificate provided. Last contact X/X/XXXX. Payments are currently being maintained. Property is owner-occupied.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX ($X,XXX forgiven) at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.
419382292	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/X/XXXX. No prior FC/BK filing information noted. Borrower requested review for Mod workout X/XX/XXXX; RFD due to husband illness; in hospital. Borrower stated X/XX/XXXX lost X clients; applying for XXXk hardship reinstatement. Husband in nursing home. Loan was referred for FC X/XX/XXXX. Notice of default filed X/XX/XXXX. FC action closed/billed X/XX/XXXX after loan reinstated. Death of co-borrower noted X/XX/XXXX; reduction in pay by half due to economy. Loan again referred for FC X/XX/XXXX. Notice of default X/XX/XXXX. FC closed/billed X/XX/XXXX due to reinstatement. Borrower requested payment be changed from bi-weekly to monthly XX/X/XXXX. Borrower requested review for Mod X/XX/XXXX. Non-HAMP Mod approved X/X/XXXX which was booked X/XX/XXXX. No further loss mitigation efforts noted. Last contact X/XX/XXXX. Payments are currently being maintained. Property is owner-occupied.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $X.XX.
419382108	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/XX/XXXX. No prior BK filing information noted. Hardship noted due to curtailment of income; reduction of hours at work. Both borrowers self-employed; borrower owns xxxxxxx business, co-borrower owns xxxxxxx business. Loan was referred for FC XX/XX/XXXX. NOD filed XX/X/XXXX. FC action placed on hold XX/XX/XXXX to review for Mod workout. Servicer approved Stip to Mod X/X/XXXX with payments of $X,XXX.XX due from XX/XX/XXXX to XX/XX/XXXX; plan kept by borrower. HAMP Mod booked X/XX/XXXX. FC action closed/billed. No further loss mitigation efforts noted. Limited contact with borrower since Mod booked; last contact X/XX/XXXX. Payments are being maintained. Property is owner-occupied.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX ($XX,XXX forgiven) at X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $X.XX.
419391479	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/X/XXXX. No prior FC/BK filing information noted. Borrower kept Stip to Mod with payments of $X,XXX.XX due from X/XXXX to X/XXXX. No indication Mod workout was approved. RFD noted X/X/XXXX due to curtailment of income. Death of husband noted XX/X/XXXX. Servicer approved Step Non-HAMP Mod X/XX/XXXX which was booked X/XX/XXXX. No further loss mitigation efforts noted. Limited contact with borrower after Mod booked; last contact X/X/XXXX. Payments are being maintained. Property is owner-occupied.

MODIFICATION:STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.
419388399	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/XX/XXXX. No prior FC/BK filing noted. Loan noted to be reviewed for loss mitigation at start of history; RFD not provided. Servicer confirmed Stip to Mod kept X/XX/XXXX; terms not provided. HAMP Mod booked X/XX/XXXX. No further loss mitigation efforts noted. Limited contact noted with borrower after Mod booked; last contact X/X/XXXX. Payments are currently being maintained. Property is owner-occupied. FEMA disaster area noted X/XX/XXXX; no indication property was affected.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness. In XX/XXXX, servicer forgave $XXX,XXX.XX of the deferred balance, leaving a remaining deferred balance iao $X,XXX.XX.
419382345	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins XX/X/XXXX. No prior FC/BK filing information noted. Details concerning Mod workout completed X/XXXX not provided. Limited contact noted with borrower. No long-term hardship noted. Last contact X/X/XXXX borrower made payment by phone. Payments are being maintained. Property is owner-occupied.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX ($XX,XXX.XX forgiven) at X.X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $X.XX
419390579	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/X/XXXX. No prior FC/BK filing information noted. Details concerning Mod workout completed X/X/XXXX not provided. Limited contact noted with borrower; last contact X/X/XXXX. No long-term hardship noted. Payments are currently being maintained. Property is owner-occupied.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX ($XX,XXX.XX forgiven) at X.X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $X.XX.
419387943	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/X/XXXX. No prior FC/BK filing information noted. Servicer notes loss mitigation review at start of history; workout plan kept XX/XX/XXXX; terms not provided. HAMP Mod booked X/XX/XXXX. Borrower again indicated hardship XX/XX/XXXX due to wife unemployment. Hardship continued through history. Servicer approved HAMP Mod XX/XX/XXXX which was booked XX/XX/XXXX. Borrower occasionally indicating excessive obligations due to slow payments (car repairs). Servicer denied Mod workout X/XX/XXXX stating payments were affordable. No further loss mitigation efforts noted. Borrower filed BKX X/XX/XXXX which was dismissed X/X/XXXX. Payments are currently being maintained. Last contact X/XX/XXXX. Property is owner-occupied. FEMA disaster area noted X/XX/XXXX; no indication property was affected.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX ($XX,XXX.XX forgiven) at X.XXX% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. Deferred balance iao $X.XX. Prior Mod completed X/XX/XXXX and XX/XX/XXXX.
419391233	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/X/XXXX. No prior FC/BK filing noted. Details concerning Mod workout completed X/XXXX not provided. Limited contact noted with borrower. Borrower hardship noted due to illness; borrower in/out of hospital. No active loss mitigation efforts noted. Last contact XX/X/XXXX borrower called to make payment. Payments are currently being maintained. Property is owner-occupied. FEMA disaster area noted X/XX/XXXX; no indication property was affected.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX ($XX,XXX.XX forgiven) at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness. In XX/XXXX, servicer forgave $XXX,XXX.XX of the deferred balance, leaving a remaining deferred balance iao $XX,XXX.XX.
419389745	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/XX/XXXX. No prior FC/BK filing information noted. Borrower inquired about HAMP Mod XX/X/XXXX; stating unable to afford payment. RFD unknown. Servicer approved Stip to Mod XX/X/XXXX with payments of $X,XXX.XX due from X/X/XXXX to X/X/XXXX; plan kept by borrower. HAMP Mod booked X/XX/XXXX. No further loss mitigation efforts noted. Limited contact with borrower after Mod booked; last contact XX/X/XXXX. Payments are currently being maintained. Property is owner-occupied.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX ($XX,XXX.XX forgiven) at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $X.XX.
419383457	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/XX/XXXX. No prior FC/BK filing information noted. Servicer notes borrower under Stip to Mod at start of history; terms not provided. RFD not provided. Plan kept by borrower. HAMP Mod booked X/XX/XXXX. No further loss mitigation efforts noted. Limited contact with borrower after Mod booked. Last contact X/X/XXXX borrower inquired about payment increase due to escrow. Payments are currently being maintained. Property is owner-oupied. FEMA disaster area noted X/XX/XXXX; no indication property was affected.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.
419387517	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/X/XXXX. No prior BK filing information noted. Loan noted to be in FC at start of history; unable to determine referral date. Legal action assigned to new firm X/XX/XXXX. Complaint filed X/XX/XXXX. Servicer completed X/XX/XXXX. Court mandated settlement conference noted X/X/XXXX. Defendant filed answer with affXXXXXXtive defenses X/XX/XXXX. Judgment entered X/X/XXXX. Servicer confirmed receipt of borrower financials X/XX/XXXX; FC action placed on hold to review for Mod workout. Death of borrower noted XX/XX/XXXX. Servicer approved Stip to Mod XX/XX/XXXX with payments of $X,XXX.XX due from X/X/XXXX to X/X/XXXX. Plan kept by borrower. HAMP Mod completed X/X/XXXX. FC action closed/billed. No further loss mitigation efforts noted. Payments are currently being maintained. Property is owner-occupied.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.X% for X years, modified P&I $X,XXX.XX, matures XX/XX/XXXX. Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness. Prior Mod completed XX/XX/XXXX.
419384372	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/XX/XXXX. No prior FC/BK filing information noted. Borrower requested Mod workout assistance; borrower unemployed and applying for unemployment benefits. Borrower noted to be incarcerated XX/XX/XXXX. Further details provided X/XX/XXXX; out of work for X-years, incarcerated for X-years. BKXX filed X/XX/XXXX which was dismissed X/X/XXXX. Servicer approved Stip to Mod X/XX/XXXX; payments of $XXXX.XX due from X/X/XXXX to X/X/XXXX. Plan kept by borrower. Servicer booked HAMP Mod X/XX/XXXX. No further loss mitigation efforts noted. Payments are currently being maintained. Last contact X/XX/XXXX borrower inquired about refinance options. Property is owner-occupied.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX ($XXX,XXX.XX forgiven) at X.X% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.
419387057	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/X/XXXX. No prior FC/BK filing information noted. Borrower inquired about Mod workout X/XX/XXXX. RFD due to curtailment of income; borrower not working. Borrower retired receiving retirement/pension income. Loan was referred for FC X/XX/XXXX. FC action placed on hold due to loss mitigation efforts. Servicer approved Stip to Mod X/XX/XXXX with payments of $X,XXX.XX due from X/X/XXXX to XX/XX/XXXX. Plan kept by borrower. HAMP Mod completed X/XX/XXXX. FC action closed/billed. No further loss mitigation efforts noted. Limited contact noted with borrower after Mod completed. Temporary hardship due to curtailment of income; work slow. Last contact X/XX/XXXX. Payments are currently being maintained. Property is owner-occupied.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX ($XX,XXX forgiven) at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.
419383046	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/XX/XXXX. No prior FC filing information noted. Details concerning Mod workout completed XX/XXXX not provided. Multiple BK filings noted. Prior BKXX filed X/X/XXXX which was dismissed X/XX/XXXX. BKXX refiled X/XX/XXXX which was dismissed X/X/XXXX. BKXX filed X/XX/XXXX. Proof of claim filed X/X/XXXX. BK dismissed X/X/XXXX. BKXX filed X/X/XXXX which was dismissed X/XX/XXXX. BKXX filed X/X/XXXX which was dismissed X/XX/XXXX. BKXX filed X/X/XXXX which was dismissed X/XX/XXXX. No indication XXX-day bar filed. Limited contact noted with borrower. Hardship noted due to curtailment of income; borrower on fixed retirement income. Payments are currently being maintained. No recent contact. Property is owner-occupied. FEMA disaster area noted XX/X/XXXX; no indication property was affected.

MODIFICATION: STEP HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX ($XX,XXX.XX forgiven) at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness. Prior Mod completed XX/XX/XXXX.
419388270	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/XX/XXXX. No prior FC/BK filing information noted. Servicer notes loan under loss mitigation review at start of history; HAMP Mod booked which was booked X/X/XXXX. Details of workout/RFD not provided. No further loss mitigation efforts noted. Limited contact noted with borrower after Mod booked. Borrower indicated hardship X/X/XXXX due to curtailment of income; requested review for Mod workout. Borrower later declined workout assistance X/XX/XXXX. Last contact XX/X/XXXX. Payments are currently being maintained. Servicer notes HAMP recast completed X/XX/XXXX. Property is owner-occupied. FEMA disaster area noted X/XX/XXXX; no indication property was affected.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX ($XX,XXX.XX forgiven) at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness. HAMP recast completed X/XX/XXXX. Recast agreement set payment to $X,XXX.XX X/X/XXXX, $X,XXX.XX on X/X/XXXX and $X,XXX.XX on X/X/XXXX until maturity. Prior Mod completed X/XX/XXXX.
419386883	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins XX/X/XXXX. No prior FC/BK filing information noted. Details concerning Mod workout completed X/XXXX not provided. Limited contact need with borrower. Borrower inquired about Mod information X/XX/XXXX. Borrower indicated hardship XX/XX/XXXX due o borrower illness. Borrower refused Mod workout being unable to keep XX-year amortization XX/XX/XXXX. No further contact noted with borrower. No active loss mitigation efforts noted. Property is owner-occupied.

MODIFICATION: STEP NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% interest-only for X years, modified P&I $X,XXX.XX, matures X/XX/XXXX. Deferred balance iao $X.XX.
419386869	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/XX/XXXX. No prior FC/BK filing information noted. Servicer notes loan under Mod review at start of history; Non-HAMP Mod booked X/XX/XXXX. RFD not provided. No further loss mitigation efforts noted; no contact with borrower after Mod booked. Last contact X/X/XXXX. Payments are currently being maintained. Property is owner-occupied.

MODIFICATION: STEP NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $X,XXX.XX, matures XX/X/XXXX. Deferred balance iao $X.XX. Prior Mod completed X/XX/XXXX and X/X/XXXX.
419382929	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins XX/X/XXXX. No prior FC/BK filing information noted. Details concerning Mod workout completed XX/X/XXXX not provided. Only noted contact with borrower to make payment by phone. Last contact X/X/XXXX. Payments are being maintained. No active loss mitigation efforts noted. Property is owner-occupied. FEMA disaster area noted X/XX/XXXX; no indication property was affected.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures XX/X/XXXX. Deferred balance iao $X.XX.
419386510	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/X/XXXX. No prior FC filing information noted. Loan noted to be in BK at start of history; BKXX filed XX/X/XXXX which was dismissed X/XX/XXXX. Borrower requested review for Mod workout X/XX/XXXX. RFD not provided. Servicer approved Stip to Mod X/XX/XXXX with payment of $XXX.XX due from XX/X/XXXX to XX/XX/XXXX. Plan kept by borrower. HAMP Mod booked X/XX/XXXX. No further loss mitigation efforts noted. No recent contact with borrower; last contact X/XX/XXXX. Payments are being maintained. Property is owner-occupied.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX ($XX,XXX forgiven) at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.
419386422	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/X/XXXX. No prior FC/BK filing information noted. Details concerning Mod workout completed XX/XXXX not provided. Limited contact noted with borrower. Borrower filed BKX X/XX/XXXX which was discharged X/X/XXXX. Servicer denied HAMP Mod XX/X/XXXX due to inability to afford payment; borrower appealed and workout was again denied X/X/XXXX. Las contact X/XX/XXXX. Payments are currently being maintained. No active loss mitigation efforts noted. Property is owner-occupied. FEMA disaster area noted X/XX/XXXX; no indication property was affected.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% interest-only for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $X.XX.
419388863	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/XX/XXXX. No prior FC/BK filing noted. Borrower indicated hardship X/XX/XXXX due to curtailment of income; borrower unemployed and payment increase. Borrower eligible for HAMP, however not interested. Borrower again indicated interest in Mod X/XX/XXXX. Servicer approved Mod workout XX/X/XXXX which was booked XX/XX/XXXX. No further loss mitigation efforts noted. Payments are currently being maintained. Last contact X/X/XXXX. Property is owner-occupied.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures XX/XX/XXXX. Deferred balance iao $X.XX.
419389944	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/X/XXXX. No prior BK filing information noted. Loan noted to be in FC at start of history; unable to determine referral date. Borrower requested financial assistance X/X/XXXX. RFD due to curtailment of income; income dropped and income was inconsistent. Servicer offered Stip to Mod X/X/XXXX with payments due from X/X/XXXX to XX/XX/XXXX; payments of $XXX.XX. Plan kept by borrower. HAMP Mod booked X/XX/XXXX. FC action closed/billed. No further loss mitigation efforts noted. Payments are currently being maintained. Property is owner-occupied.

MODIFICATION: STEP HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.
419389886	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Other - Compliance	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/XX/XXXX. No prior FC action noted. Prior BKX filed X/XX/XXXX which was discharged X/XX/XXXX. Details concerning Mod workout completed XX/XXXX not provided. No borrower contact. No active loss mitigation efforts. Payments are currently being maintained. Property is owner-occupied.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% interest-only for X year, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX

COMPLIANCE: State HC violation.
419389863	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Non-Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/XX/XXXX. No prior FC/BK filing information noted. Servicer notes review for Mod at start of history; RFD due to curtailment of income. Borrower self-employed and business slow. Step Non-HAMP Mod booked X/X/XXXX. No further loss mitigation efforts noted. Limited contact with borrower after Mod booked. Last contact X/X/XXXX. Payments are currently being maintained. Property is non owner-occupied; occupied by son.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX of which $XX,XXX is eligible for forgiveness over X years based on borrower performance.
419388242	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/X/XXXX. No prior FC/BK filing information noted. RFD due to curtailment of income. Servicer offered Stip to Mod X/XX/XXXX with payments of $X,XXX.XX due from XX/XX/XXXX to X/X/XXXX. Plan kept by borrower. HAMP Mod booked X/XX/XXXX. No further loss mitigation efforts noted. Limited contact noted with borrower following workout; majority of contact borrower called to make payment. Temporary hardship noted through history due to curtailment of history; timing of paycheck. Last contact X/XX/XXXX. Payments are currently being maintained. Property is owner-occupied. FEMA disaster are noted X/XX/XXX; borrower indicated property not affected X/X/XXXX.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for X years, modified P&I $X,XXX.XX, matures XX/X/XXXX. Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance. Prior Mod completed X/XX/XXXX.
419389466	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Non-Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/XX/XXXX. No prior FC action noted. Prior BKX discharged X/XX/XXXX; details of filing not provided. Details concerning Mod completed X/XXXX not provided. Servicer notes review for workout assistance at start of history. RFD due to excessive obligations; curtailment of income. Borrower later stated X/XX/XXXX had excessive medical bills; car accident and surgery. Borrower declined FB to reinstate X/XX/XXXX. Review for HAMP Mod declined XX/X/XXXX due to insufficient income. Borrower reapplied for Mod workout XX/X/XXXX. Borrower on fixed income (SSI and pension). Servicer approved Stip to Mod XX/XX/XXXX with payments of $X,XXX.XX due from X/X/XXXX to XX/XX/XXXX. Plan kept by borrower. HAMP Mod booked XX/XX/XXXX. No further loss mitigation efforts noted. Last contact XX/X/XXXX borrower stated tenant not paying. Payments are currently maintained. Property is non owner-occupied. FEMA disaster area noted X/XX/XXXX; no indication property was affected.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $X.XX. Prior Mod completed X/X/XXXX.
419389646	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/XX/XXXX. No prior BK filing information noted. Loan noted to be in active FC at start of history; FC sale date scheduled for X/X/XXXX. Steps of FC not provided. Borrower requested workout assistance X/XX/XXXX. RFD due to curtailment of income. FC sale postponed to review for Mod workout. Servicer approved Stip o Mod X/XX/XXXX with payment of $X,XXX.XX due from X/X/XXXX to X/X/XXXX. Plan kept by borrower. HAMP Mod booked X/XX/XXXX. FC action closed/billed. No further loss mitigation efforts noted. Limited recent contact with borrower. Borrower indicated temporary hardship X/X/XXXX being robbed. Las contact X/XX/XXXX. Payments are currently being maintained. Property is owner-occupied.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX ($XXX,XXX.XX forgiven) at X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $X.XX.
419384063	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/XX/XXXX. No prior FC/BK filing information noted. Servicer notes review for Mod at start of history; Stip to Mod approved X/XX/XXXX with payments of X,XXX.XX due from XX/XX/XXXX to XX/XX/XXXX. Plan kept by borrower. HAMP Step Mod completed X/XX/XXXX. No further loss mitigation efforts noted. Limited contact noted with borrower after Mod completed; majority of contact to schedule payments. Hardship noted XX/X/XXXX due to work being slow. Borrower again noted hardship X/XX/XXXX work slow; loss of hours working construction. Last contact X/XX/XXXX. Payments are currently being maintained. Property is owner-occupied. FEMA disaster area noted X/XX/XXXX; no indication property was affected.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX ($XX,XXX.XX forgiven) at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $X.XX.
419390327	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins XX/XX/XXXX. No prior FC/BK filing information noted. Details concerning Mod workout completed X/XXXX not provided. Borrower inquired about lowering interest rate X/XX/XXXX. Borrower stated would like to make home improvements in kitchen and expand property. Workout denied due to no hardship indicated. No further loss mitigation efforts noted. Limited recent contact with borrower; last contact XX/XX/XXXX borrower made payment. Payments are currently being maintained. Property is owner-occupied. FEMA disaster area noted X/XX/XXXX due to recent wildfires; no indication property was affected.

MODIFICATION: STEP NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for X year, modified P&I $X,XXX.XX, matures XX/XX/XXXX. Deferred balance iao $X.XX.
419384316	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Servicer contact history begins X/XX/XXXX. No prior FC action noted. Loan noted to be in BK at start of history; BKXX filed XX/X/XXXX. Borrower submitted for workout assistance X/XX/XXX. RFD not provided. Servicer approved Stip to Mod X/XX/XXXX with payments of $X,XXX.XX due from X/X/XXXX to XX/X/XXXX. Plan kept by borrower. HAMP Mod booked XX/X/XXXX. Borrower requested interest rate reduction X/X/XXXX. Borrower inquired about HAMP incentive XX/XX/XXXX. BK was discharged XX/X/XXXX. Borrower requested due date change XX/XX/XXXX. No further loss mitigation efforts noted. Payments are currently being maintained. Property is owner-occupied.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX ($XXX,XXX forgiven) at X.XX%, modified P&I $X,XXX.XX, matures XX/X/XXXX. Deferred balance iao $X.XX. Prior Mod completed X/XX/XXXX.
419386023	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Ch XX filed XX/XX/XX. XX/XX/XX borrower stated they should not be getting any calls because loan is in bk. ROS granted XX/X/XX. X/X/XX borrower requested loan mod. Servicer worked with borrower to obtain documents needed for mod consideration. X/X/XX borrower approved for HAMP Trial pmts X/XX-X/XX. X/XX/XX borrower agreed to loan mod and could pay in XXX, but not by the Xst. First trial payment received X/XX/XX. Servicer adjusted trial period to X/XX-X/XX. This adjustment caused numerous difficulties, showing the borrower defaulting on payment plan, and not eligible for promise to pay once mod was approved. Servicer had difficulty processing the Mod once final documents were received. Mod processed XX/XX/XXXX. Recent borrower contact on current account limited to changes in HOI carrier and phone payments.

MODIFICATION: STEP HAMP, first pay due XX/X/XX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX.  Deferred balance iao $XXXX.XX. Principal forgiven $XXXXX.XX

419383751	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Recent borrower contact on current account limited to Pay by Phone. No other borrower contact.

MODIFICATION: IO STEP NON-HAMP, first pay due XX/X/XX, modified balance $XXXXXX.XX Interest Only at X.X% for X year, modified Interest Only Payment $XXXX.XX, matures XX/X/XXXX. Deferred balance iao $X. Step Rate, IO to X.X% by XX/X/XX. Full P&I payments begin XX/XX/XXXX at X.X% P&I $XXXX.XX.
419381905	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XXloan referred to attorney for foreclosure when account was X months past due. Foreclosure sale scheduled X/XX/XX was stayed by Ch XX filed X/XX/XX and dismissed XX/X/XX. Foreclosure action resumed X/X/XX and sale scheduled for X/XX/XX. Borrower requested loan modification and was approved for HAMP with Trial payments X/XX-X/XX. RFD income curtailment. Mod completed with first payment due X/X/XX. No delinquency in the last XX months. Recent borrower contact on current account has been limited to borrower request for escrow analysis X/XX.

MODIFICATION: STEP, first pay due X/X/XX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $X. Step rate to X.XX by X/X/XX/XX and $XXXX.XX.
419387080	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Prior loan mod XXXX. Loan modified XX/XX. No delinquency noted since XXXX. Limited borrower contact on current account. Recent contact limited to On-line payments. RFD excessive obligations for occasional payments made after late charge date.

MODIFICATION: STEP HAMP, first pay due XX/X/XXXX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXX.XX, matures XX/X/XX. Deferred balance iao $XXXXXX.XX of which $X is not eligible for forgiveness based on borrower performance. Step rate to X.XX% XX/X/XX.
419387330	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Prior modification XXXX. XXXX Requested loan mod. RFD income curtailment due to decreased work hours, husband lost his job, excessive obligations and car repairs. No mod documents were submitted. X/XX/XX Requested loan modification. Servicer worked with borrower to receive documents needed for mod decision. Mod denied XX/XX. Borrower appealed decision and X/XX/XX approved HAMP Trial X/XX-X/XX. Mod completed and first payment due X/X/XX. X/XX/XX borrower asked how long she needed to stay in home after modifying. Advised borrower no limit and can sell her home. Account XXX since X/XX. Recent borrower contact on current account limited to promises to pay and online payments.

MODIFICATION: STEP HAMP, first pay due X/X/XX, modified balance $XXXXXX.XX at X.XX% for X years, modified P&I $XXXX.XX, matures X/X/XXXX.  Deferred balance iao $X. Step rate to X.X% X/X/XX.Includes principal forgiveness of $XX,XXX.XX

419383566	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING:X/X/XX borrower approved for HAMP mod with trial payments X/XX-X/XX. Mod processed and first payment due X/XX. on X/XX/XX Servicer forgave deferred balance of $XXXX.XX as of X/XX/XX. X/XX/XX RFD income curtailment.No delinquency since prior to XXXX. Limited borrower contact on current account. Contact limited to promise to pay, confXXXXXXtion of payment received.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XXXX.XX of which is not eligible for forgiveness based on borrower performance.
419386334	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Prior loan mod XXXX. Borrower approved for HAMP mod with first payment due X/X/XX. Servicer notified borrower of forgiveness of $XXXXX.XX of deferred balance effective X/X/XX. XX/XX RFD income curtailment. X/XX borrower request for loan mod denied due to previous write-down. RFD income curtailment. Borrower received all X years of HAMP pay for performance incentive payments. On X/X/XX borrower signed a Recast Agreement. Recast effective with the X/X/XX payment. X% beginning X/X/XX, first payment due X/X/XX $XXX.XX, with step rate to X.XXX% evvective X/X/XX and payment of $XXX.XX beginning X/X/XX amortized for XXX months. (Mod_XXX_XXXXXXXX) This did not change the maturity date or any other terms of the loan. Entitled the borrower to a Xth year US Treasury Pay for performance incentive of $XXXX. Recent borrower contact on current account limited to payments by phone.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XXXXX.XX which is not eligible for forgiveness based on borrower performance.
419389925	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan modified X/XX/XX with first payment due X/X/XX. RFD unknown. PRA forgiveness granted X/XX/XX $XX,XXX.XX; X/X/XX $XX,XXX.XX; X/X/XX $XXXXX.XX. Borrower paid as agreed. Borrower received all X years of HAMP pay for performance incentive payments. On X/X/XX borrower signed a Recast Agreement. Recast finalized X/XX/XX. Recast effective with the XX/X/XX payment. X.XXX% beginning X/X/XX, first payment due X/X/XX $XXX.XX, with payment change effective XX/X/XX of $XXX.XX beginning amortized for XXX months. This did not change the maturity date or any other terms of the loan. Entitled the borrower to a Xth year US Treasury Pay for performance incentive of $XXXX. Recast Agreement is not signed by Trustee/Lender. Recent borrower contact on current account limited to pay by phone and verification of HOI carrier.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXXXXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $XXXXXX.XX of which $XXXXXX.XX is eligible for forgiveness over X years based on borrower performance. Step rate to X.XXX% X/X/XX.
419390935	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Non-Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan modified X/XX/XX. X/X/XX Escrow shortage spread over XX months. X/XX/XX Servicer noted a Sewer Lien on property totaling XXXX - $XXXX.XX; XXXX $XXXX.XX – Sewer is not an escrowed item and is homeowners responsibility. No action was taken. Servicer advanced $XXXX.XX in X/XX and $XXX.XX in X/XX for XXX to avoid tax sale. This municipal item is not escrowed and is the borrowers responsibility. Borrower made loan payments as agreed and received HAMP payment for success incentives XXXX-XXXX. Borrower received PRA forgiveness X/XX/XX $XX,XXX.XX; X/X/XX $XXXXX.XX; X/X/XX $XXXXX.XX. X/X/XX Borrower advised servicer pending tax sale for delinquent Sewer bill and advanced $XXXX.XX X/XX/XX to stop tax sale.

MODIFICATION: STEP HAMP, first pay due XX/X/XXXX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXXXXX.XX of which $XXXXXX.XX is eligible for forgiveness over X years based on borrower performance.

419388492	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan modified XXXX. RFD X/XX illness of borrower, excessive obligations due to medical bills. Borrower was ill and had surgery. Ch X filed X/XX/XX and case was dismissed XX/XX/XX and reinstated XX/X/XX. Discharged X/X/XX without reaffXXXXXXtion. No recent borrower contact on current account. HAMP incentive payments received and applied.

MODIFICATION: STEP HAMP, first pay due X/X/XX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XXXXX.XX which is not eligible for forgiveness based on borrower performance.
419388132	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Loan previously modified X/XX/XXXX and ammended XX/XX/XX. Ch X filed X/XX/XX Discharged XX/XX/XX. Loan modified X/XX. PRA forgiveness X/XX $XX,XXX.XX; X/X/XXXX $XXXXX.XX; X/X/XX $XXXXX.XX. Borrower received HAMP incentive payments for performance. No recent borrower contact on current account.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XXXXXX.XX of which $XXXXXX.XX is eligible for forgiveness over X years based on borrower performance.
419383937	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Prior loan mod X/XX/XX. Loan modified with first payment due X/X/XXXX. XX/XX RFD income curtailment. PRA forgiven $XXXX.XX X/XX/XX; $XXXX.XX X/X/XX; $XXXX.XX X/X/XX. XX/X/XX received cancellation notice from XXXXX Insurance. Borrower states cancellation is due to borrower having a claim. No record of loss claim. LPI placed on the account. X/XX/XX payment increase due to LPI on the account. Borrower provided documentation of HOI with lapse in coverage. X/XX/XX Loss draft check iao $XXXX.XX for DOL XX/XX/XX Flood/Water damage on non-monitored claim - check endorsed and returned to borrower. Recent borrower contact on current account related to verification of HOI coverage.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXXX.XX, maturesX/X/XXXX.  Deferred balance iao $XXXXX.XX of which $XXXXX.XX is eligible for forgiveness over X years based on borrower performance.

419384684	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Prior loan modification X/X/XX and X/X/XX. Ch X filed X/XX/XX and discharged X/X/XX. X/X/XX Requested loan mod. RFD unknown. HAMP Trial approved X/XX-X/XX and mod completed X/XX/XX. Servicer forgave $XXXX.XX of deferred balance effective X/X/XX. Copy of letter is in the file. X/X/XX Correction needed on Mod docs and requested borrower re-sign with a notary. X/X/XX received corrected mod docs from borrower. Borrower received all X years of HAMP pay for performance incentive payments. On X/X/XXXX borrower signed a Recast Agreement. Recast effective with the X/X/XX payment. X.XXX% beginning X/X/XX, first payment due X/X/XX $XXXX.XX, with step rate to X.XXX% effective X/X/XX and payment of $XXXX.XX beginning X/X/XX amortized for XXX months. This did not change the maturity date or any other terms of the loan. Entitled the borrower to a Xth year US Treasury Pay for performance incentive of $XXXX. Limited recent borrower contact on current account.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXXXX.XX  which is not eligible for forgiveness based on borrower performance.

419383554	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Other - Compliance	CONTACT HISTORY AND SERVICING: Prior Mod XXXX. Borrower submitted requested change from ARM to Fixed rate on X/X/XX. Mod approved with letter dated X/XX/XX. XX/XX delinquent account. Advised borrower of property inspections related to delinquency. RFD income curtailment. Borrower refused loss mit options until Acceleration Demand was sent X/XX/XX. XX/XX borrower agreed to X month repay plan. RFD illness of borrower, income curtailment, excessive obligations. Reinstated with repay plan. Recent borrower contact limited to answering questions about payments by phone.

MODIFICATION: RATE, first pay due X/XX/XXXX, modified balance estimated at $XXXXXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX.  Deferred balance iao $X.

COMPLIANCE: State HC violation.
419386970	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No recent borrower contact on current account. Updated XXX information.

MODIFICATION: STEP NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXXXXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XXXXX.XX which is not eligible for forgiveness based on borrower performance.
419389857	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Prior loan modification XXXX. Ch X filed XX/XX/XX and discharged X/X/XX. X/XX/XX PRA forgiveness $XXX.XX, XXXX and XXXX. XX/XX/XX servicer forgave $XXXXX.XX of HAMP forbearance amount. X/XX RFD illness of borrower. XX/XX advised that there is no credit reporting on account for life of loan. Borrower concerned with pending payment increase and affordability. No recent delinquency on the account. X/XX/XX Borrower requested to be removed from collections and workout offers. No delinquency on the account.

MODIFICATION: STEP HAMP, first pay due XX/X/XX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXX.XX, maturesX/X/XXXX. Deferred balance iao $XXX,XXX.XX of which $XXXX.XX iseligible for forgiveness over X years based on borrower performance.

419386497	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Prior loan modification XXXX. Ch X filed X/XX/XX and discharged X/X/XX without reaffXXXXXXtion. Borrower received all X years of HAMP pay for performance incentive payments. On X/XX/XX borrower signed a Recast Agreement. Recast effective with the X/X/XX payment. X% beginning X/X/XX, first payment due X/X/XX $XXXX.XX, with an adjustment to X.XXX% effective X/X/XX and payment of $XXXX.XX beginning X/X/XX, with step to X.XX% effective X/X/XX and payment of $XXXX.XX beginning X/X/XX amortized for XXX months. This did not change the maturity date or any other terms of the loan. Entitled the borrower to a Xth year US Treasury Pay for performance incentive of $XXXX.No delinquency noted. XX/XX/XX Borrower not interested in loss mit. Recent borrower contact limitd to online payments.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXXX.XX, maturesXX/X/XXXX. Deferred balance iao $X.
419384414	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX/XX Account X months past due and referred to attorney for foreclosure. X/X/XX RFD income curtailment due to borrower unemployment. X/X/XX borrower requested loan modification. Borrower failed to provide documents needed for mod decision and mod denied X/XX. Title issue identified shows Prior Mortgage held by XXXXX $XXXXXX resolved on X/XX/XX with Letter of Indemnity Noted closing the title claim. X/XX/XX borrower requested loan modification. RFD income curtailment due to decrease in self-employment income. Approved for HAMP Trial with payments X/XX-X/XX. HAMP Perm Mod complete X/XX/XX and foreclosure action dismissed. Recent borrower contact on current account related to phone payments. Cease & Desist all phone calls for life of Loan.

MODIFICATION: STEP HAMP, first pay due X/X/XX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX. Deferred balance iao $X.

419388551	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Prior loan modification XXXX and XXXX. Borrower had some difficulty making payments in XXXX. Worked to gather financials for mod consideration. RFD excessive obligations, borrower had to pay for other property, kid's tuition and family emergency. X/XX/XX borrower requested loan mod. RFD income curtailment and excessive obligations. HAMP Trial approved X/XX-XX/XX. Mod completed XX/XX/XX. No recent borrower contact on current account. HAMP incentive principal payments received and applied.

MODIFICATION: STEP HAMP, first pay due X/X/XX, modified balance $XXXXXX.XX at X.XX% for X years, modified P&I $XXXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.

419390883	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower requested loan modification multiple times from X/XX – XX/XX. RFD income curtailment. X/XX mod denied as repay not feasible due to DTI. Borrower continued to make monthly payments. XX/XX/XXXX borrower requested loan mod. RFD unemployment and no longer collecting unemployment benefits. Cannot afford mortgage payment. Borrower previously had investment property, but it has gone to foreclosure. Borrower approved for in-house loan mod. Mod processed X/X/XX with first payment due X/X/XX. Borrower paid as agreed and XX/XX/XX Servicer forgave $XXXXX.XX of the forbearance amount. PRA forgiveness granted X/X/XX - $XXXX.XX; X/X/XX $XXXX.XX; X/X/XX $XXXX.XX. Servicer has been unable to contact borrower regarding outstanding late charges on the account. Loss Draft claim for wind damage X/X/XX and non-monitored claim. Check iao $XXXX.XX endorsed and returned to borrower for completion of repairs. Loss Draft claim for flood/water damage XX/X/XX and non-monitored claim. Check iao $XXXX.XX endorsed and returned to borrower for completion of repairs. X/XX/XX RFD excessive obligations. Borrower refinance did not go through.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXXXX.XX of which $XXXXX.XX is eligible for forgiveness over X years based on borrower performance.

419386321	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No copy of loan mod in Loan File provided. Borrower correspondence dated X/XX/XX references Mod and rate changes. X/X/XX RFD income curtailment. Borrower is self employed and clients are slow to pay. Borrower makes payments during grace period. X/XX RFD illness of borrower and excessive obligations due to medical bills. Tree fell on property, neighbors injured - household repairs and medical expenses. Promises to pay were kept, but borrower requested loan mod XX/XX. HAMP mod denied. Borrower worked with servicer to reinstate the account in XXXX. XXXX RFD excessive obligations due to slow receivables. X/XX servicer drew funds out of borrowers account on X/XX/XX rather than X/X/XX causing borrower account to become overdrawn. Servicer reimbursed borrower his bank overdraft charges. Account shows no delinquency since X/XX. XX/XX/XX Borrower took billing statement to branch to make mortgage payment and clerk applied funds to borrower’s credit card account. RFD banking error. XXXXX corrected the error and no recent borrower contact on current account.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Additional step X interest rate of X.XX% effective X/X/XXXX with P&I of $XXXX; step X interest rate X.XXX% effective X/X/XXXX with P&I of $XXXX.  Deferred balance not applicable.

419383395	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Prior modification X/XX/XXXX. HAMP payment for success incentives have been applied to account. No recent borrower contact on current account.

MODIFICATION: STEP HAMP, first pay due XX/X/XX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX. Deferred balance iao $X
419391474	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: XX/XX HAMP payment for success incentive applied. XXX/XX/XXXX Servicer forgave $XXXXX.XX of HAMP forbearance amount. X/XX/XX Received call from borrower regarding LPI. Borrower states X policies paid XXXX. Received refund from duplicate coverage. X/XX borrower requested escrow analysis due to duplicate insurance payment. Escrow shortage on account. XX/XX/XX $XXXX.XX deposited back to escrow for amount paid in error. On XX/XX/XX borrower signed a Recast Agreement. Recast effective with the X/X/XX payment. X% beginning XX/X/XX, first payment due XX/X/XX $XXX.XX, with payment change effective XX/X/XX of $XXX.XX. Rate change effective XX/X/XX to X.XXX% and P&I change to $XXXX.XX beginning XX/X/XX amortized for XXX months. This did not change the maturity date or any other terms of the loan. Entitled the borrower to a Xth year US Treasury Pay for performance incentive of $XXXX. X/XX Borrower received a notice of delinquent property taxes and paid them herself and account had been escrowed for taxes. No other recent borrower contact.

MODIFICATION: STEP HAMP, first pay due XX/X/XX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXXXX.XX which is not eligible for forgiveness based on borrower performance.

419386710	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Prior mod XXXX, No recent borrower contact on current account. HOI coverage verified. Property not affected byxxxxxxxxx.

MODIFICATION: IO STEP NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXXXXX.XX Interest Only at X.X% for X year, modified Interest Only payment $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $X. Interest Only Step to X.XXX% XX/XX/XXXX. Full Amortized P&I begins XX/X/XX $XXXX.XX
419390363	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX Borrower requested loss mit assistance but did not provide updated financial information. HAMP Incentive payments applied. Borrower has had difficulty making payments on the account RFD excessive obligations, income curtailment and divorce. Borrower has not received child support payments in a long time. X/X/XX Borrower requested information regarding changing name due to divorce and removing former spouse due to divorce. Servicer requested a copy of Divorce Decree. X/X/XX RFD excessive obligations. Borrower unable to make promise to pay. No recent borrower contact on current account.

MODIFICATION: STEP HAMP, first pay due XX/X/XX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXXX.XX, maturesX/X/XXXX.  Deferred balance iao $X.

419384940	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Approved for HAMP Mod with Trial payments X/XX-X/XX. X/X/XX Mod processed. XX/XX/XX Received forgiveness of $XXXXX.XX of HAMP Forbearance amount. Borrower received HAMP incentive payments. X/XX/XX answered borrower questions regarding differeince in interest reporting from XXXX, XXXX and XXXX due to deferred interest. No recent borrower contact on current account.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXXXXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XXXXX.XX which is not eligible for forgiveness based on borrower performance.
419381894	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Prior Mod XXXX, XXXX X/XX/XX borrower requested loan mod. Borrower is on permanent disability. X/XX/XX borrower submitted HAMP mod application. X/X/XX mod denied for missing docs. XX/XX HAMP Trial approved XX/XX-X/XX trial payments. Mod processed X/XX/XX. Property sustained water damage X/XX/XX. X/XX/XX received loss draft check iao $XXXXX.XX. Monitored Claim. Repairs XXX% completed. All funds disbursed and claim closed. HAMP incentive payment received. No recent borrower contact on current account.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXXXXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $X

419390102	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was permanently modified in XXXX. RFD at that time: family death, increased expenses and fixed income. The loan has been performing and current since that time. It is next due for X/X/XXXX.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XXX% for the first X years, initial modified P&I $XXXX, matures X/X/XXXX. No deferred balance or PRA, but with the mod, $XXX,XXX of the principal balance was permanently forgiven.

419382903	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Non-Owner	None	Other	CONTACT HISTORY AND SERVICING: Prior RFD: borrower illness and income reduction. Borrowers filed BKXX on XX/XX/XXXX with motion to avoid lien. They attempted to cramdown to $XXX,XXX, and the BPO value at that time was $XXX,XXX. XXXXX objected and offered value of $XXX,XXX. In X/XXXX, XXXXX was granted a secured claim iao $XXX,XXX and an unsecured claim iao $XXX,XXX, and the loan was modified. Borrower's BK plan was confirmed X/XX/XXXX. The subject property originated as a second home. It has varied between vacant and tenant occupied over the last several years. Servicer secured and maintained the property for several years until X/XXXX, when the borrower complained about the FTV posting. All property preservation stopped at that time. The borrower said the subject was going through repairs and would be rented. The property was last identified to be non-owner occupied in XXXX. The loan is performing through the BK plan, and it is contractually due for XXX/XX/XXXX.

MODIFICATION: BK MOD, first pay due X/X/XXXX, modified balance iao $XXX,XXX.XX at X% for XX years, modified P&I $XXXX, matures X/X/XXXX. Unsecured claim iao $XXX,XXX.

419382493	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Prior BKX filed X/XX/XXXX and discharged without reaffXXXXXXtion X/X/XXXX. A permanent mod was booked XXXX. RFD at that time due to income reduction and insufficient income. The loan has been performing and current since it was modified. It is next due for X/X/XXXX.

MODIFICATION: STEP HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXX, matures X/X/XXXX. Deferred balance iao $XX,XXX, which is not eligible for forgiveness based on borrower performance.
419384491	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX. RFD due to divorce and job change with less income. Delinquency continued after the mod was booked, and the loan was referred to FC again in XXXX. Borrower pursued HHF assistance, but it was noted that the loan fell out of HHF. Borrower contested FC, and it appears the case went into arbitration. The FC atty notes are limited. Borrower ended up reinstating in XX/XXXX with unknown source of funds. Borrower called in X/XXXX stating he was approved for a mod in XXXX that included PRA. He said principal forgiveness was not applied in XXXX, XXXX and XXXX. Servicer explained that the loan was delinquent, so principal forgiveness was not granted. Borrower wanted it on record that he did not agree with the prior FC case closure. He said he had gone into arbitration over the default of the loan, and the mod terms were reinstated. Servicer said they had the agreement, and the language did not reflect that the original mod terms would be reinstated. The borrower said he would reach out to his attorney. Borrower has not addressed this issue again since XXXX. Loan had active cease and desist until X/XXXX. The loan has been performing and current over the last XX months. It is next due for XX/XX/XXXX.

MODIFICATION: STEP HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XX% for first X years, initial modified P&I $XXXX, matures XX/XX/XXXX. Deferred balance iao $XX,XXX of which $XX,XXX is eligible for forgiveness over X years based on borrower performance.

TITLE: FC title work in XXXX identified a senior judgment iao $XXXX recorded X/XX/XXXX in favor of xxxxxxxxxx. Servicer received elimination endorsement on XX/X/XXXX, and this issue was noted to be resolved.
419383909	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was permanently modified in XXXX; unknown RFD at that time. It has been performing and current over the last several years, with minimal borrower contact noted. Next due for X/X/XXXX.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXX, matures XX/X/XXXX. No deferred balance or PRA. With the mod, $XX,XXX of the principal balance was permanently forgiven.
419384172	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX. RFD at that time due to income curtailment and excessive obligations. The loan has been performing and current over the last several years, with limited borrower contact noted. It is next due for XX/XX/XXXX.

MODIFICATION: STEP HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXXX, matures X/X/XXXX. No deferred balance or PRA, but $XXX,XXX of the principal balance was permanently forgiven at the time the loan was modified.
419390359	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX. RFD at that time due to borrower unemployment and insufficient income. The loan has been performing and current over the last several years, with limited borrower contact noted. It is next due for X/X/XXXX.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXX, matures X/X/XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness based on borrower performance.

419390074	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX; unknown hardship at that time. Borrower received loss draft funds iao $XXXX in X/XXXX for water damage from a hurricane. The claim was classified as non-monitored, and the funds were released to the borrower; this is not considered to be a property issue. In XXXX, borrower asked that her surname be changed to XXXXX; Servicer requested a copy of her divorce decree, which was received, and the name was changed. The loan has been performing over the last few years with limited contact noted. It is next due for X/X/XXXX.

MODIFICATION: STEP HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXX, matures X/X/XXXX. Deferred balance iao $XXX,XXX which is not eligible for forgiveness based on borrower performance.

419386950	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Prior BKX filed XX/XX/XXXX to stop a scheduled FC sale. BK was discharged without reaffXXXXXXtion on X/XX/XXXX. A bankruptcy filing was reported for DOT signer as well. Loan was reinstated via mod in XXXX. RFD at that time due to borrower unemployment. Borrower said she had a change in circumstances in late-XXXX and was again interested in a mod; Servicer said they could not offer any more mods on loan. The loan has been performing and current since at least XXXX, but borrower has recently expressed interest in another mod. In X/XXXX, she said she could afford the payment, but the home was underwater and she could not refinance. Servicer advised her that they would review her mod app based on affordability and could not guarantee a mod if payment was affordable. Borrower did not submit complete financials for review, and her LM application was closed in X/XXXX. The loan is current, and is next due for X/X/XXXX.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXXX, matures XX/X/XXXX. Deferred balance iao $XXX,XXX which is not eligible for forgiveness based on borrower performance.

419384712	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Prior BKXX filed X/XX/XXXX and discharged X/XX/XXXX. The loan was modified in XXXX. RFD at that time due to borrower illness and excessive medical expenses. The loan has been performing and current since it was modified. It is next due for X/X/XXXX.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for the first X years, initial modified P&I $XXXX, matures X/X/XXXX. No deferred balance or PRA, but $XXX,XXX of the principal balance was permanently forgiven.
419385474	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX. RFD: borrower had kidney failure and has to pay for medical treatment. To this day, she has to have daily dialysis at the hospital, which has caused her a financial hardship. When contacted for payment in X/XXXX, borrower said she thought her payments were due on the XXth each the month. She said she only gets paid once per month, and it is at the end of the month, so she always has to pay after the late charge day. In XX/XXXX, borrower requested cease and desist of all verbal communication. Servicer told her she had to submit request in writing, which to date, she has not completed. Borrower always pays after the late charge day, so the collection calls have continued. She is extremely frustrated with the calls each day. Servicer has repeatedly offered LM, but borrower is not interested. The loan is current, and it is next due for XX/XX/XXXX.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXX, matures X/X/XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness based on borrower performance. With this mod, $XX,XXX of the principal balance was forgiven.

419382048	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX. BKX filed XXXX and discharged without reaffXXXXXXtion in XXXX. RFD: excessive obligations. In XXXX, borrower thought he would be able to payoff the loan with funds he expected to receive from a settlement. Borrower filed BKXX on X/X/XXXX; the loan was current at this time. He did not file a cram down on this lien, but he did on his second mortgage. The BK plan was confirmed X/X/XXXX. In X/XXXX, borrower complained that he went to a branch to apply for a mod and they charged him appraisal fees, but then denied him. Servicer said they would need BK attorney's approval to process mod application. Borrower ended up switching attorneys, but he has not applied for another mod. Borrower is fairly high maintenance, but he is actively engaged in keeping loan current. He recently disputed how principal curtailments were posted; his complaint was resolved. Borrower's BK is active, and the loan is contractually due for X/X/XXXX.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XX% for the first year, initial modified IO $XXX, matures X/X/XXXX. No deferred balance or PRA. Two additional steps include Step X: X.X% IR, rate change date X/X/XXXX, IO $XXXX.XX; Step X: X.XXX% IR, rate change date X/X/XXXX, P&I $XXXX.XX.
419385117	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX. RFD at that time due to income curtailment. BKX filed X/XX/XXXX and discharged without reaffXXXXXXtion X/XX/XXXX. The loan has been performing since it was modified. It is next due for XX/XX/XXXX.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXX, matures XX/X/XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness based on borrower performance. With the mod, $XX,XXX of the principal balance was permanently forgiven.

419385317	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX; unknown hardship at that time. The loan has been performing and current over the last several years, with no borrower contact noted. It is next due for X/X/XXXX.

MODIFICATION: STEP HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XX% for the first X years, initial modified P&I $XXXX, matures XX/XX/XXXX. No deferred balance or PRA, but $XX,XXX of the balance was permanently forgiven.

419382250	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Other - Servicing	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX. Prior BKXX filed X/X/XXXX and discharged X/XX/XXXX. RFD: borrower unemployment. Borrower applied for a mod in XXXX, but her app was denied due to negative NPV. The loan has been current over the last XX months, and it is next due for X/XX/XXXX.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXXX, matures X/XX/XXXX. No deferred balance or PRA.

OTHER SERVICING: Payments are supposed to be IO, but are being posted to both principal (small portion) and interest.
419391135	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX; unknown hardship at that time. Borrower is Spanish speaking. Prior BKX filed and discharged without reaffXXXXXXtion on unknown dates; unknown case number. Borrower applied for another mod in XXXX, but his app was denied due to lack of imminent default. Borrower applied again in XXXX stating hardship began when he was laid off and spouse's self-employment income as a xxxxxxx decreased due to loss of clients. The property had drainage issues and he had to replace all of the sinks, showers and toilets. His app was again denied due to Servicer's inability to modify loan with a reduced monthly payment. Borrower has not asked for LM since. The loan has been current over the last X years; it is next due for XX/XX/XXXX.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for the first year, initial modified IO $XXX, matures X/X/XXXX. No deferred balance or PRA. Additional Steps: Step X, X.X% IR, rate change date XX/XX/XXXX, IO $XXXX; Step X, X.X% IR, rate change date X/X/XXXX, P&I $XXXX.
419387002	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX. RFD at that time due to divorce. BX filed BKXX on XX/XX/XXXX; the loan was current at that time. No cram down or lien strip action identified. POC was filed X/XX/XXXX. Borrower said she wanted to be listed on loan as the primary borrower; Servicer said they cannot do that without a refi. She is divorced and BX no longer lives in subject or pays on loan. BX disputed Servicer's reporting of loan to the credit bureaus. He stated they have been reporting since X/XXXX, and because he filed BKX and had a discharge, this should not be the case. He requested cease and desist to the credit bureaus as of X/XXXX. Servicer concluded that they were reporting in error and submitted paperwork to correct the issue. BX's BKX was filed X/XX/XXXX and discharged without reaffXXXXXXtion on X/XX/XXXX; case XX-XXXXX. The loan has been current over the last XX months. BX's BKXX was discharged X/X/XXXX. The loan is next due for X/XX/XXXX.

MODIFICATION: STEP NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.X% for the first year, modified IO $XXXX, matures XX/XX/XXXX. No deferred balance or PRA. Step X, X.XXX% IR, rate change date XX/XX/XXXX, IO $XXXX; Step X, X.XXX% IR, rate change date XX/XX/XXXX, P&I $XXXX.

419387686	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX. RFD at that time due to unemployment. The loan has been performing and current since that time. It is next due for X/X/XXXX.

MODIFICATION: STEP NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXX, matures XX/XX/XXXX. Deferred balance iao $XXX,XXX of which $XX,XXX is eligible for forgiveness over X years based on borrower performance.
419382235	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower filed BKXX on XX/XX/XXXX with cram down to $XXX,XXX. Servicer's appraisal came in at $XXX,XXX and borrower's came in at $XXX,XXX. Servicer offered $XXX,XXX and said they were willing to decrease the split the value at $XXX,XXX. The plan was confirmed on X/XX/XXXX with a secured claim of $XXX,XXX, unsecured claim of $XX,XXX, and the loan terms were modified. Borrower said credit report has info it should not have due to BK filing; Servicer responded stating what they have reported is correct. In X/XXXX, borrower disputed second mod balance iao $XX,XXX. Servicer sent pay history from XXXX-XXXX and mod agreement to borrower; unable to determine if this dispute has actually been resolved. Borrower received HAMP solicitation in late-XXXX and was interested. No hardship was defined, and to date, financials have not been submitted for review. Borrower set-up recurring ACH drafts in XX/XXXX. BKXX remains active. The loan has been paid monthly over the last XX months, and it is contractually due for X/X/XXXX.

MODIFICATION: BK NON-HAMP, first pay due X/X/XXXX, modified balance of secured claim amount $XXX,XXX at X.XX% for XX years, modified P&I $XXXX, matures X/X/XXXX. No deferred balance or PRA. According to the Stipulation, the debtors shall tender regular payments for the secured claim. Creditor shall have an unsecured claim in the amount of $XX,XXX.
419383930	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX; unknown RFD at that time. Servicer notes borrower has discharged BKX; unknown filing details and case number. The loan had some delinquency in XXXX due to a family emergency, but it has been current over the last X years, and it is next due for XX/XX/XXXX.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for the first X years, initial modified P&I $XXXX, matures X/X/XXXX. No deferred balance or PRA, but with the mod, $XX,XXX of the balance was forgiven.

419387078	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX. Prior BKX filed X/XX/XXXX and discharged X/XX/XXXX; unknown hardship at that time. The loan has been performing and current over at least the last X years. It is next due for XX/XX/XXXX.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for the first X years, initial modified P&I $XXXX, matures XX/X/XXXX. No deferred balance or PRA, but $XX,XXX of the balance was permanently forgiven.

419384775	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XX/XXXX; RFD at that time due to a reduction in borrower's self-employment income. The loan has been performing and current since it was modified. It is next due for X/X/XXXX.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XXX% for the first X years, initial modified P&I $XXXX, matures X/X/XXXX. No deferred balance or PRA.
419384640	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX. RFD at that time due to borrower unemployment. The loan has been performing and current since it was modified, and it is next due for X/X/XXXX.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXXX, matures XX/XX/XXXX. Deferred balance iao $XX,XXX of which $XX,XXX is eligible for forgiveness over X years based on borrower performance.

419390645	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX; RFD at that time due to loss of work hours and income. The loan has been performing and current since it was modified, and it is next due for XX/XX/XXXX.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for the first X years, initial modified P&I $XXXX, matures XX/XX/XXXX. No deferred balance or PRA.

419386976	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX; unknown hardship at that time. The loan has been performing and current since it was modified. It is next due for XX/XX/XXXX.

MODIFICATION: STEP HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXXX, matures X/X/XXXX. No deferred balance or PRA.

419389904	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Prior BKX filed X/XX/XXXX and discharged with reaffXXXXXXtion X/X/XXXX. The loan was modified in XXXX; hardship at that time due to loss of temporary disability income and job loss. The loan has been current over the last several years. Borrower called in X/XXXX asking how to lower her interest rate. Servicer discussed a refinance. Borrower asked again about a refinance in X/XXXX. Borrower has not indicated that she is experiencing a financial hardship. Per mod agreement, P&I to increase to $XXXX with the X/XXXX payment. The loan is current and next due for XX/XX/XXXX.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXX, matures X/X/XXXX. No deferred balance or PRA.

419384171	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX. RFD at that time due to loss of income from landscaping business. The subject property suffered fire damage in XX/XXXX and an insurance claim was opened iao $XXX,XXX. The claim was monitored, inspection results came in at XXX%, the city signed off on a final inspection, all funds were disbursed, and the claim was closed in X/XXXX. Unable to determine if the subject property was a total loss; repair details are limited and only refer to replacing flooring, drywall, windows, and doors. The loan has been performing since it was modified, and it is next due for XX/XX/XXXX.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXXX, matures XX/X/XXXX. Deferred balance iao $XXX,XXX which is not eligible for forgiveness based on borrower performance.

TITLE: In XXXX, it was noted that XXXXX stated there was no legal attack to the validity and enforceability of the DOT. They also stated that as such, there was no legal strategy to set out for any resolution in the event that legal action was filed to attack the validity of the DOT. It was also noted that XXXXX would need to be contacted if Servicer wanted to reopen a claim. In XXXX, the preliminary title was identified to be clear. No additional information was provided regarding any title issues, so it appears that this issue was resolved.
419386244	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified XXXX; hardship at that time due to reduction in income. The loan has remained current since it was modified, but borrower uses grace period, so Servicer calls daily to collect. Servicer is rarely successful in reaching borrower. The loan is current, and is next due for XX/XX/XXXX.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXXX, matures X/X/XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness based on borrower performance.

419389565	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX; unknown hardship at that time. Servicer rec'd reports of delinquent taxes over the last several years. Each time, the delinquent taxes were paid. In X/XXXX, Servicer told borrower that an escrow account for taxes was required, and the loan is currently escrowed for taxes. The loan has been performing and current since it was modified, with minimal borrower contact noted. It is next due for XX/XX/XXXX.

MODIFICATION: STEP NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.X% for the first year, initial modified IO $XXXX, matures XX/XX/XXXX. No deferred balance or PRA. Additional Steps Include: Step X, X.XXX%, rate change date XX/X/XXXX, IO $XXXX; Step X, X.X%, rate change date XX/XX/XXXX, P&I $XXXX.
419388533	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX. RFD at that time due to borrower unemployment. Borrower received loss draft funds in XXXX iao $XX,XXX for fire damage to the subject property. The claim was monitored, XXX% inspection results were received, all funds were released, and the claim was closed. Borrower's homeowner's insurance was cancelled in XXXX because her trees needed to be trimmed. It appears she had the trees trimmed and the policy was reinstated. The loan has been performing and current since it was modified. It is next due for XX/XX/XXXX.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXX, matures XX/X/XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness based on borrower performance.

419383176	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX; RFD due to unemployment and loss of income. BKX filed XX/XX/XXXX and discharged without reaffXXXXXXtion X/XX/XXXX. BX, XXX signed a QCD, and did not sign the mod agreement. In XX/XXXX, xxxxxxxx called to discuss assuming the loan to remove XXXX name. Servicer said the loan was not assumable due to prior BKX discharge without reaffXXXXXXtiont. xxxxxxxx said she would reach out to her BK atty to discuss options. She has not discussed this topic again. The loan has been performing and current since it was modified, and it is next due for XX/XX/XXXX.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXXX, matures X/X/XXXX. No deferred balance or PRA, but with the mod, $XXX,XXX of the balance was permanently forgiven.

419384048	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX; unknown hardship at that time. The loan has been performing and current since it was modified, with limited borrower contact noted. It is next due for XX/XX/XXXX.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXXX, matures X/X/XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness based on borrower performance. Recast agreement dated X/XX/XXXX indicates the principal balance was reduced by the Xth Year U.S. Treasury pay-for-performance incentive of $XXXX, and the loan was re-amortized. Step X, rate X%, interest rate change date X/X/XXXX, P&I $XXXX; Step X, rate X%, interest rate change date X/X/XXXX, P&I $XXXX; Step X, rate X%, interest rate change date X/X/XXXX, P&I $XXXX. Recast Agreement Location - Security Instrument Mod XXX_XXXXXXXX
419385677	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX; unknown hardship at that time. The loan has been performing and current since it was modified, with limited borrower contact noted. It is next due for X/X/XXXX.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXXX, matures X/X/XXXX. Deferred balance iao $XX,XXX of which $XXXX is eligible for forgiveness over X years based on borrower performance.

419384632	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Non-Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX; unknown hardship at that time. Through a third party, borrower applied for another mod in XXXX without citing a hardship reason. Her app was denied because the loan had exceeded the number of mods allowed. In X/XXXX, borrower said XXXXX was committing fraud on her account; Servicer addressed her complaint. Borrower's children have donated large sums of money to her so she can pay down her principal balance. She seems to be under the impression that a lower balance will her reduce her monthly payment, which is difficult for her due to the increasing step rate. Borrower's most recent mod app was denied in X/XXXX due to negative NPV; borrower was disappointed with the denial. The subject property is tenant occupied. Borrower is cooperative. The loan is current and next due for X/X/XXXX.

MODIFICATION: STEP HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXXX, matures XX/XX/XXXX. No deferred balance or PRA, but $XX,XXX of the balance was permanently forgiven.

419383871	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX. RFD at that time due to reduction in self-employment income because of slow business. The loan has been performing and current since it was modified. It is next due for X/X/XXXX.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXX, matures XX/X/XXXX. Deferred balance iao $XXX,XXX of which $XX,XXX is eligible for forgiveness over X years based on borrower performance.
419391754	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: BKXX filed XX/XX/XXXX and discharged X/X/XXXX. The loan was modified in XXXX; unknown hardship at that time. The loan has been performing and current since it was modified. It is next due for X/X/XXXX.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXXX, matures X/X/XXXX. No deferred balance or PRA, but with the mod, $XXX,XXX of the balance was permanently forgiven.
419389839	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX; hardship at that time due to unemployment. BKXX filed XX/XX/XXXX with motion to strip junior lien on subject. BK was discharged X/XX/XXXX. The loan has been current over the last several years, with limited borrower contact noted. It is next due for XX/XX/XXXX.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXXX, matures XX/XX/XXXX. Deferred balance iao $XXX,XXX of which $XXX,XXX is eligible for forgiveness over X years based on borrower performance.

419386530	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in XXXX; RFD at that time due to income reduction and unemployment. BKX filed X/XX/XXXX and discharged without reaffXXXXXXtion on XX/X/XXXX. The loan has been performing and current since it was modified, with limited borrower contact noted. It is next due for X/X/XXXX.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for the first X years, initial modified P&I $XXX, matures XX/X/XXXX. Deferred balance iao $XXX,XXX of which $XXX,XXX is eligible for forgiveness over X years based on borrower performance.
419389402	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: XX/XX - RFD curtailment of income, borrower on a fixed income and was being garnished for taxes. Minimal contact with borrower noted, last contact X/X/XX, when the borrower instructed the Servicer that additional principal that was being paid was to go towards escrows, not principal. A work order was created to correct. There are no current or pending loss mitigation efforts noted. Borrower has exhibited a good pay history, loan current and due for X/X/XX.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.
419382725	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower filed BKX X/XX/XXXX, which subsequently discharged X/XX/XXXX. X/XX - Loss draft check received by Servicer iao $XXXX.XX for property damage, which was endorsed and sent back to the borrower for repairs. Minimal contact with borrower noted, last contact XX/X/XX, when the borrower declined loss mitigation assistance. Borrower has exhibited a good pay history, loan is current and due for XX/X/XX. Any prior RFD unknown.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.
419390716	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX - RFD curtailment of income. Limited contact with borrower noted, last contact X/XX/XXXX, when the borrower called in a payment. There are no current or pending loss mitigation effort noted. Borrower has exhibited a good pay history, loan current due for X/X/XX.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XXX months, modified P&I $XXXX.XX, matures XX/XX/XXXX. No deferred amounts noted. $XXX,XXX.XX was forgiven at the time of modification.
419385243	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower filed BKX X/XX/XX, which subsequently discharged XX/X/XX. XX/XX - RFD excessive obligations. Limited contact with the borrower noted, last contact XX/XX/XX, when the borrower promised to make a payment. There are no current or pending loss mitigation efforts noted. Borrower has exhibited a good pay history, loa is current due for X/X/XX.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.
419386902	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX - RFD borrower illness. Limited contact with borrower noted, last contact X/XX/XX. There are no current or pending loss mitigation efforts noted. Borrower has exhibited a good pay history, loan is current and due for X/X/XX.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.
419390156	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower filed BKX X/X/XX, which subsequently discharged X/XX/XX. X/XX - RFD borrower lost part time job. Limited contact with the borrower noted, last contact XX/XX/XX, when the borrower called to confirm home owners policy information. Borrower has exhibited a good pay history, loan current due for X/X/XX. There are no current or pending loss mitigation efforts noted.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $XXX,XXX.XX of which $XXX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419381911	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: PH provided begins XX/XX/XX, no contact with the borrower noted in the contact history provided. Any prior RFD unknown. Borrower has exhibited a good pay history, loan current due for X/X/XX. There are no current or pending loss mitigation efforts noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% I/O for XX years, modified P&I $XXXX, matures XX/XX/XXXX. No deferred amounts noted.
419391393	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX - RFD curtailment of income (on a fixed income). Limited contact with borrower noted, last contact X/XX/XX, when the borrower made a payment. Borrower has exhibited a good pay history, loan current due for X/X/XX. There are no current or pending loss mitigation efforts noted.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419383969	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: XX/XX - RFD curtailment of income, borrowers husbands work was slow. Minimal contact with the borrower noted. Last contact X/X/XX, when the borrower requested a payoff quote. There are no current or pending loss mitigation efforts noted, borrower has exhibited a good pay history. Loa current due for X/X/XX.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXXX.XX, matures X/X/XXXX. No deferred amounts noted. $XX,XXX.XX was forgiven at the time of modification.
419388588	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX - RFD excessive obligations. Notes indicate that in X/XX, a HAMP incentive was received and the loan was recasted with new terms. No recent contact with the borrower noted, last contact X/XX/XX. There are no current or pending loss mitigation efforts noted. Borrower has exhibited a good pay history, loan current due for X/X/XX.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X month, modified P&I $XXXX.XX, matures X/X/XXXX. No deferred amounts noted.
419387980	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited contact with the borrower noted, only contact noted with borrower was X/XX/XX when the borrower called to verify insurance policy information. Contact history provided begins X/XX/XX. There are no current or pending loss mitigation efforts noted. Borrower has exhibited a good pay history, loan current due for X/X/XX. Any prior RFD unknown.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.
419382299	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited contact with the borrower noted in the contact history provided which begins X/XX/XX. There are no current or pending loss mitigation efforts noted, last contact X/XX/XX, when the borrower contacted the Servicer to see what the XX cap was. Borrower has exhibited a good pay history, loan current due for X/X/XX. Any prior RFD unknown.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.
419382304	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower filed BKXX in XXXX, which subsequently discharged X/X/XX. X/XX - RFD curtailment of income. Limited contact with borrower noted, last contact X/XX/XX when the borrower notified when the next payment would be made. Borrower tends to make monthly payments online. There are no current or pending loss mitigation efforts noted, borrower has exhibited a good pay history, loan is current and due for X/X/XX.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXXX.XX matures XX/X/XXXX. Deferred balance iao $XX,XXX of which $XX,XXX is eligible for forgiveness over X years based on borrower performance.
419390921	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: XX/XX - RFD curtailment of income, husband hours were reduced at work. Limited contact with borrower noted, last contact X/XX/XX when the borrower called about a letter she received. There are no current or pending loss mitigation efforts noted. Borrower has exhibited a good pay history, loan current due for X/X/XX.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX of which $X,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419382126	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited contact with the borrower noted, last contact X/XX/XX. There are no current or pending loss mitigation efforts noted. Borrower has exhibited a good pay history, loan current due for X/X/XX. Any prior RFD unknown.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXXX.XX, matures XX/X/XXXX. No deferred amounts noted. $XX,XXX.XX was forgiven at the time of modification.
419390761	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX - RFD curtailment of income. Limited contact with borrower noted, last contact X/XX/XX. There are no current or pending loss mitigation efforts noted. Borrower has exhibited a good pay history, loan current due for X/X/XX.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXXX.XX, matures X/X/XXXX. No deferred amounts noted. $XX,XXX.XX was forgiven at the time of modification.
419391587	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower filed BKXX X/XX/XX, that later converted to a BKX on X/XX/XX, which subsequently discharged X/XX/XX. XX/XX - RFD borrower notes as servicing problems. Minimal contact with borrower noted, last contact XX/XX/XX when the borrower indicated she felt discrepancies on her CBR. There are no current or pending loss mitigation efforts noted. Borrower has exhibited a good pay history, loan current due for X/X/XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX which $XXX,XXX is eligible for forgiveness over X years based on borrower performance.
419383786	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower filed BKXX X/X/XX, which subsequently discharged XX/XX/XX. Minimal contact with borrower noted, last contact X/XX/XX when a payment was made. There are no current or pending loss mitigation efforts noted. Borrower has exhibited a good pay history, loan current due for X/X/XX. Any prior RFD unknown.

MODIFICATION: STEP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.X% for X years, modified P&I $XXXX.XX, matures XX/X/XXXX. Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.
419384153	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited contact with borrower noted, last contact XX/XX/XX when the borrower called in to verify account was current. There are no current or pending loss mitigation efforts noted. Borrower has exhibited a good pay history, loan current due for X/X/XX. Any prior RFD unknown.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for X years, modified P&I $XXXX.XX, matures X/X/XXXX. No deferred amount noted, $XX,XXX.XX was forgiven at the time of modification.
419389790	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: XX/XX - RFD borrower illness. Limited contact with the borrower noted, last contact X/X/XX when the borrower called in a payment. There are no current or pending loss mitigation efforts noted, borrower has exhibited a good pay history, loan current due for X/X/XX.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness. In addition $XX,XXX.XX was forgiven at the time of modification.
419388572	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: XX/XX - RFD curtailment of income. Limited contact with borrower noted, last contact X/XX/XX when the borrower called in for a copy of the recast agreement. Notes indicate that the HAMP incentive was applied and the terms were re-casted. There are no current or pending loss mitigation efforts noted. Borrower has exhibited a good pay history, loan current due for X/X/XX.

MODIFICATION: HAMP RECAST, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X year, modified P&I $XXXX.XX for X month then changes to $XXXX.XX for XX months, matures XX/X/XXXX. No deferred amounts noted on prior loan mod or recast terms.
419389777	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Borrower filed BKX X/X/XXXX, unable to determine outcome with information provided. X/XX - RFD curtailment of income, fixed income. Limited contact with borrower noted, last contact X/X/XX. Borrower has exhibited a good pay history, loan current due for X/X/XX. There are no current or pending loss mitigation efforts noted.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXXX.XX, matures XX/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.
419390996	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Limited contact with borrower noted, last contact XX/X/XX. There are no current or pending loss mitigation efforts noted. Borrower has exhibited a good pay history, loan current due for X/X/XX. Any prior RFD unknown.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.
419390381	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: X/XX - RFD borrower injured at work, loss of work. Limited contact with borrower noted, last contact X/XX/XX. There are no current or pending loss mitigation efforts noted. Borrower has exhibited a good pay history, loan current due for X/X/XX.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.
419383135	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING:X/XX - RFD death in the family. Limited contact with the borrower noted, last contact X/X/XXXX. Loan was HAMP modified in XXXX, borrower received the XK incentive for making on time payments and the terms on the modification were re-casted after the $XK payment posted. There are no current or pending loss mitigation efforts noted. Borrower has exhibited a good pay history, loan current due for X/X/XX.

MODIFICATION: RECAST HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXXX.XX (first initial payment was $XXXX.XX), matures XX/X/XXXX. Deferred balance (taken from HAMP mod agreement) iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419382305	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No indication of bankruptcy. No recent foreclosure activity. Loan was modified in XXXX. No further indications of hardship or delinquency. The loan is current with no missed payments within the past XX months.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX a X.XXX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX. Step rate increase X.XXX% effective X/X/XXXX, P&I $X,XXX.XX. Final step rate increase at X.XXX% effective X/X/XXXX for the remainder of the loan term, P&I $X,XXX.XX. No PRA.
419383718	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No indication of bankruptcy. No recent foreclosure activity. Loan was modified in XXXX. No recent indication of hardship or delinquency post modification. Borrower was granted forgiveness iao $XX,XXX.XX on XX/XX/XX. The loan is current with no missed payments within the past XX months. Property is located in a FEMA declared disaster area. No indication of property damage or an insurance claim.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness. No PRA.
419382002	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The servicing notes do not indicate contact with the borrower during the review period. No indication of foreclosure or bankruptcy. No indication of hardship or delinquency. The loan is current with no missed payments within the past XX months.

MODIFICATION: N/A
419386320	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No recent foreclosure activity. Borrowers filed Chapter XX Bankruptcy on X/XX/XX. Case is still active. No indication of hardship. Loan has remained current and less than XX days past due during bankruptcy status.

MODIFICATION: N/A
419388686	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The servicing notes do not indicate contact with the borrower during the review period. No evidence of bankruptcy. No recent indication of hardship or delinquency. The loan is current with no missed payments within the past XX months.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419390798	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	Water Damage	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact. No contact within the past XX months. No indication of bankruptcy. No recent foreclosure activity. No further indications of hardship or delinquency post modification. Loan was modified in XXXX. The loan is current with no missed payments within the past XX months. Possible water damage noted on X/X/XXXX. The borrower contacted the servicer to obtain information about the insurance provider after it was discovered that an outdoor faucet was causing water to leak inside of the property. No follow up notes or other indication a property claim was filed.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX all of which is eligible for forgiveness over X years based on borrower performance.
419390933	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No indication of bankruptcy. Loan was in foreclosure in XXXX. Loan was modified in XXXX and recast X/XXXX. Loss mitigation assistance was requested by the borrower X/XXXX due to a curtailment in income. Borrower was noted as eligible for a XXXXX propriety modification but declined. The servicer proceeded to review the borrower for other loss mitigation options but was unable to complete the review due to missing documents. Review was closed X/XXXX. Borrower has been performing despite stated hardship. Excessive obligations noted XX/X/XXXX when the borrower contacted the servicer to obtain a copy of the modification and recast agreement. The loan is current with no missed payments within the past XX months.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. No PRA.
419391784	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The servicing notes do not indicate contact with the borrower during the review period. No indication of bankruptcy or recent foreclosure activity. No hardship observed. Borrower occasionally makes curtailment payments. The loan is current with no missed payments within the past XX months.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures XX/X/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness. NO PRA.
419389262	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The servicing notes do not indicate contact with the borrower during the review period. No indication of bankruptcy. No recent foreclosure activity or indication of hardship. The borrower and co-borrower regularly contact the servicer to schedule payments. However, no discussions regarding the account have occurred. The loan is current with no missed payments within the past XX months.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness. No PRA. One-time forgiveness iao $XX,XXX.XX
419385913	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No contact within the past XX months. No indication of bankruptcy. No recent foreclosure activity. No recent indications of hardship or delinquency. The loan is current with no missed payments within the past XX months.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X  years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Final step rate at X.XXX% for remainder of loan term, P&I $X,XXX.XX. Deferred balance iao $XXX,XXX.XX of which $XXX,XXX.XX is eligible for forgiveness over X years based on borrower performance.

419388765	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The servicing notes do not indicate contact with the borrower during the review period. No indication of bankruptcy. No recent foreclosure activity or indication of hardship. The loan is current with no missed payments within the past XX months.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No PRA.
419382167	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No indication of bankruptcy. No recent foreclosure activity. Loan was modified in XXXX. No further indications of hardship or delinquency post modification. The loan is current with no missed payments within the past XX months. Loan is located in a FEMA designated disaster area due to xxxxxxxx. No indication of property damage or an insurance claim. No contact since X/XXXX.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. No PRA. Loan was re-cast. Therefore, modification amounts differ from serviced amounts.
419388694	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The servicing notes do not indicate contact with the borrower during the review period. No indication of bankruptcy. No recent foreclosure activity or indication of hardship. The loan is current with no missed payments within the past XX months.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness. No PRA.
419385808	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The servicing notes do not indicate contact with the borrower. No indication of bankruptcy. No recent indication of foreclosure. Property is located in a FEMA declared disaster area due to xxxxxxx. No indication of property damage or an insurance claim. Loan was modified in XXXX. No indication of hardship post modification. The loan is current with no missed payments within the past XX months.

MODIFICATION: STEP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness. No PRA.
419389347	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No recent foreclosure activity. Chapter XX Bankruptcy filed XX/XXX/XXXX. Borrower was discharged XX/XX/XXXX. No recent indications of hardship. The loan is current with no missed payments within the past XX months.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419386139	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No indication of bankruptcy. No recent foreclosure activity or delinquency. The loan is current with no missed payments within the past XX months.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. No PRA.
419383140	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	Storm Damage	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No recent foreclosure activity. Borrower discharged from Chapter XX bankruptcy on X/XX/XXXX. No recent indications of hardship. Insurance claim for property damage noted X/XX/XX. Claim check was iao $XX,XXX.XX. No follow up notes regarding repair or inspections. The loan is current with no missed payments within the past XX months.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419390257	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No indication of bankruptcy or recent foreclosure activity. Loan was modified in XXXX. Borrower expressed difficulty with step rate modification X/XXXX and requested a fixed interest rate modification. The borrower also advised loan was kept current by borrowing funds to make the monthly payment. Modification denied X/XXXX. Borrower was noted to have no risk of imminent default and liquid assets in excess of $XX,XXX during the course of the modification review. No recent indications of hardship or delinquency. The loan is current with no missed payments within the past XX months.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX all of which is eligible for forgiveness over X years based on borrower performance.
419391443	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No recent foreclosure activity. Loan is in active Chapter XX bankruptcy. Borrower filed Chapter XX Bankruptcy on XX/XX/XX. Prior bankruptcy filed XX/X/XXXX and dismissed. The borrower advised the servicer of a curtailment in income due to slow work on X/XX/XX. However, no delinquency observed despite bankruptcy status and stated hardship. Borrower refused loss mitigation assistance. Loan has remained current. Loan was modified in XXXX and recast in XXXX. No missed payments within the past XX months.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures XX/XX/XXXX. No PRA.
419389355	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The servicer is in ongoing contact with the borrower. The borrower is cooperative. No foreclosure activity identified. Hardship noted X/XXXX due to death of a family member. Borrower also noted on X/XX/XX that she was previously receiving assistance from her son with paying the mortgage, but that her son was no longer working and unable to help. Borrower was reviewed for loss mitigation but notified of the denial on X/XX/XX for negative NPV and because the loan was current and not in default. Borrower filed Chapter X bankruptcy on X/XX/XX. The borrower was discharged XX/XX/XXXX. No reaffXXXXXXtion agreement was filed. No delinquency despite stated hardships and bankruptcy filing. The loan is current with no missed payments within the past XX months.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness. No PRA.
419387847	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. Sole recent contact was to discuss evidence of insurance. No indication of bankruptcy. No recent foreclosure activity or indication of hardship. The loan is current with no missed payments within the past XX months.

MODIFICATION: STEP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X year, modified P&I $X,XXX.XX, matures X/X/XXXX. Step X at X.XXX% effective X/X/XXXX, P&I  $X,XXX.XX. Final step at X.XXX% effective X/X/XXXX, P&I $X,XXX.XX. No PRA.

419384147	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No indication of bankruptcy. No recent foreclosure activity identified during the review period. Loan was modified in XXXX. No indication of hardship post modification. The loan is current with no missed payments within the past XX months.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X ears, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.No PRA.
419382707	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No contact during the review period. Discharged Chapter X Bankruptcy. Borrower filed Chapter X bankruptcy X/XX/XXXX. Borrower discharged X/XX/XXXX. No indication a reaffXXXXXXtion agreement was filed. No recent indication of foreclosure or hardship. The loan is current with no missed payments within the past XX months.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Final step rate at X.XXX% effective XX/XX/XXXX, for remainder of loan term, P&I $X,XXX.XX. Deferred balance iao $XXX,XXX.XX of which $XXX,XXX.XX is eligible for forgiveness over X years based on borrower performance.

419382613	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No indication of bankruptcy. No recent foreclosure activity. Loan was modified in XXXX. No indication of hardship post modification. The loan is current with no missed payments within the past XX months.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness. No PRA.
419388881	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No contact during the review period except to pay by phone. No indication of bankruptcy. No recent foreclosure activity or indication of hardship. The loan is current with no missed payments within the last XX months.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures XX/XX/XXXX. No PRA.
419390860	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No indication of bankruptcy. No recent foreclosure activity. Last contact identified occurred X/XX/XX. Loan was modified in XXXX. No further indications of hardship or delinquency post modification. The loan is current with no missed payments within the past XX months. Misapplication reversal corrected X/XX/XX after written request for correction by the borrower.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness. No PRA.
419391689	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The servicing notes do not indicate contact with the borrower during the review period. Last contact identified occurred X/X/XXXX. Loan was modified in XXXX. No further indications of hardship or delinquency post modification. No indication of bankruptcy. The loan is current with no missed payments within the past XX months. Property is in an area affected by wildfires. No indication of property damage or an insurance claim.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419382260	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No indication of bankruptcy. No recent foreclosure activity. Borrower inquired about loss mitigation assistance XX/XXXX due to step rate increase. The borrower advised that the payment is no longer affordable. Borrower stated an affordable payment was $X,XXX. At the time of the request, P&I payment had increased to $X,XXX. Loss mitigation request was closed due to missing documents and no further correspondence with the borrower. The borrower has remained current despite the stated hardship. The loan is current with no missed payments within the past XX months.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. No PRA.
419388243	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No recent foreclosure activity. Loan was in foreclosure in XXXX. Discharged Chapter X Bankruptcy. Borrower filed bankruptcy XX-XXXXX. Case discharged X/XX/XXXX. Recent contact with the borrower primarily limited to making payments. The most recent contact with the borrower occurred X/XX/XX, when the borrower contacted the servicer to schedule a payment. No recent indication of hardship or delinquency. The loan is current with no missed payments within the past XX months.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX % for X years, modified P&I $X,XXX.XX, matures XX/XX/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. NO PRA. One-time forgiveness iao $XXX,XXX.
419384560	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. All contact during the review period limited to pay by phone. No indication of bankruptcy. No recent foreclosure activity or indications of hardship. The loan is current with no missed payments within the past XX months.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $XXX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419390976	XXXXX	XXXXX			XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. Most recent contact identified occurred X/XX/XX, just prior to the start of the review period. No indication of bankruptcy. No recent foreclosure activity. Property is in an area affected by xxxxxxx. No indication of property damage or an insurance claim. The loan is current with no missed payments within the past XX months. MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX. No PRA. One-time forgiveness iao $XXX,XXX.XX
419391969	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the co-borrower. No indication of bankruptcy or recent foreclosure activity. Borrower XXXXX deceased. Date of death unknown, but notification of death received XX/XX/XX. Co-borrower inquired about adding daughter to the loan to protect daughter's interest. No indication of hardship. The servicer advised the borrower to seek assistance from a title company or mortgage attorney. The loan is current with no missed payments within the past XX months.

MODIFICATION: STEP], first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures XX/XX/XXXX. Deferred balance iao $XXX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419387736	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No indication of bankruptcy. No recent foreclosure activity. No express indication of hardship, however, borrower contacted the servicer X/XX/XX to request a delay in drafting the monthly payment. No missed payments within the past XX months. The loan is current.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No PRA.
419383450	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Minimum contact with the borrower. No indication of bankruptcy. No recent foreclosure activity. Loan was modified in XXXX. No hardship post modification. The loan is current.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X year, modified P&I $X,XXX.XX, matures X/XX/XXXX. Step rates at X.XXX% effective X/XX/XX, P&I $X,XXXX.XX, Final step rate at X.XXX% effective X/XX/XX, for the remainder of the loan term, P&I $X,XXX.XX
419384585	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified under HAMP in X/XXXX. RFD at the time was due to reduced hours working part time but expected hours to increase. Last contact was on XX/XX/XXXX, the borrower called in to make a payment by phone. No indication of ongoing hardship or loss mit activity. Borrower has been maintaining a current account and appears to be cooperative from noted conversations.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXXX.XX/mo, then X.X% for X year at $XXXX.XX/mo, then X.X% for X year at $XXXX.XX/mo, then X.XX% for duration of loan at $XXXX.XX/mo. Total term of XXX months, matures on X/X/XXXX. Deferred balance ioa $XXX,XXX.XX of which $X is eligible for forgiveness. The modified payments have since been reamortized under a recast agreement effective X/X/XXXX to adjust the P&I payments to account for pay for performance incentives. The recast adjusts the remaining steps as follows: X.X% at $XXXX.XX/mo for X/X/XXXX payment, then X.X% at $XXXX.XX/mo as of X/X/XXXX payment, then X.XX% at $XXXX.XX/mo as of XX/XX/XXXX payment for remaining term of the loan.
419386344	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified under HAMP in X/XXXX. RFD at the time was due to curtailment of income and illness of borrower. Last contact was on X/XX/XXXX, servicer contacted borrower to provide update on modification. Borrower has been able to maintain the account current since the modification was completed. Borrower appears to be cooperative during noted conversations with the servicer. No further indication of ongoing hardship or loss mit activity.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX matures/expires X/X/XXXX. No deferred balance and no amounts eligible for forgiveness.
419383875	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in X/XXXX. RFD at the time was not specified in the history notes provided. Notes indicate loan was discharged in chapter X BK filed on X/X/XXXX, case #XX-XXXXX, discharged on XX/X/XXXX. Notes do not indicate intent to reaffirm. Last contact was on XX/XX/XXXX, borrower called in to make a payment. No indication of ongoing hardship or loss mit activity, borrower is maintaining current and consistent payments.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years at $XXXX.XX/mo, then X.XXX% for X year at $XXXX.XX/mo, then X.XX% for X year at $XXXX.XX/mo, then X.XXX% for X year at $XXXX.XX/mo, then X.XXX% for duration of loan at $XXXX.XX/mo. Total term of XXX months, matures on X/X/XXXX. Deferred balance ioa $XX,XXX.XX of which $XXXX.XX is eligible for forgiveness in thirds over a three year period. The mod agreement indicates that accrued interest was also forgiven at time of modification but amount not disclosed in mod agreement.
419381915	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	Water Damage	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified under HAMP in X/XXXX. RFD at the time was due to loss of job as well as death of multiple family members. Last contact was X/XX/XXXX, borrower called regarding status of final hazard insurance draw. Notes indicate damage to property due to water on X/XX/XXXX. State Farm insurance paid claim and repairs are complete waiting on final inspection to release final draw. Borrower has maintained payments during repairs and no indication of further hardship or ongoing loss mit activity. Borrower has been cooperative during conversations with the servicer.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXXX.XX/mo, then X.X% for X year at $XXXX.XX/mo, then X.XX% for duration of loan at $XXXX.XX/mo. Total term of XXX months, matures on X/X/XXXX. Deferred balance ioa $XXXX.XX of which $X is eligible for forgiveness. One time principal forgiveness of $XXX,XXX.XX occurred at the time the modification was implemented. The borrower also signed a Modification Agreement correcting other clerical errors in the Note and Security Instrument on X/XX/XXXX.
419386662	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified under HAMP in XX/XXXX. RFD noted at the time was due to illness of borrower from PTSD and being laid off of work. The loan was discharged in a chapter X bankruptcy filed X/XX/XXXX, case #XX-XXXXX, discharged on XX/X/XXXX. Notes do not indicate intent to reaffirm. Last contact was on XX/XX/XXXX, the borrower called in to make a payment. Borrower appears to be cooperative in noted conversations with servicer. Borrower has maintained a current account over past XX months and no indication in notes of ongoing hardship or loss mit activity.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for X years years at $XXX.XX/mo, then X.X% for X year at $XXXX.XX/mo, then X.XXX% for duration of loan at $XXXX.XX/mo. Total term of XXX months, matures on XX/XX/XXXX. Deferred balance ioa $XXX,XXX.XX of which $X is eligible for forgiveness. One time principal forgiveness of $XXX,XXX.XX occurred at the time the modification was implemented.
419389581	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was temporarily modified in X/XXXX, only the adjustable interest rate was fixed for a X year term before converting back to original terms. Unable to determine RFD at the time since servicing notes date back to X/XXXX. Last contact was on X/X/XXXX, borrower called to ask if a check was still outstanding. Notes indicate that borrower is in chapter XX bankruptcy, case # XX-XXXXX, but no details regarding filing date or date closed. Borrower has been able to maintain the account current and notes do not indicate any ongoing hardship or loss mit activity.

MODIFICATION: BK MOD; Modified UPB $XXXK at X% for XX years. Unsecured claim iao $XXX,XXX, payments toward unsecured claim paid over five years at X%. P&I not provided. Maturity date X/XXXX.
419389876	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified under HAMP in X/XXXX. RFD at the time was due to the borrower being out of work. The notes indicate the loan has been discharged in chapter X bankruptcy filed on X/XX/XXXX, case #XX-XXXXX, and discharged on XX/X/XXXX. Notes from X/XXXX indicate borrower's intent to retain the property and reaffirm. Last contact was on X/X/XXXX, borrower called in regarding letter received to discuss a recast. The borrower has maintained current and consistent payments. Notes do not indicate ongoing hardship or loss mit activity.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXXX.XX/mo, then X.X% for X year at $XXXX.XX/mo, then X.X% for X year at $XXXX.XX/mo, then X.XX% for duration of loan at $XXXX.XX/mo. Total term of XXX months, matures on X/X/XXXX. No deferred balance and no amounts eligible for forgiveness. The modified payments have been reamortized under a recast agreement effective XX/X/XXXX to adjust the P&I payments to account for pay for performance incentives. The recast adjusts the remaining steps as follows: X.XX% at $XXXX.XX/mo for the XX/X/XXXX payment, then X.XX% at $XXXX.XX/mo as of the XX/X/XXXX payment, then X.XX% at $XXXX.XX/mo as of the XX/X/XXXX payment for the remaining term of the loan.
419383516	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified under HAMP in X/XXXX. RFD at the time was noted as excessive obligations. Last contact was on X/XX/XXXX, the co-borrower called in with questions about the recast agreement. Borrowers have been able to maintain current and consistent payments. No indication of ongoing hardship or loss mit activity.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXXX.XX/mo, then X.X% for X year at $XXXX.XX/mo, then X.X% for X year at $XXXX.XXX/mo, then X.XX% for duration of loan at $XXXX.XX/mo. Total term of XXX months, matures on X/X/XXXX. Deferred balance ioa $XX,XXX.XX of which $XXXX.XX is eligible for forgiveness in thirds over X years. The modified payments have since been reamortized under a recast agreement effective X/X/XXXX to adjust the P&I payments to account for pay for performance incentives. The recast adjusts the remaining steps as follows: X.X% at $XXXX.XX/mo for the X/X/XXXX payment, then X.X% at $XXXX.XX/mo as of X/X/XXXX payment, then X.XX% at $XXXX.XX/mo as of XX/XX/XXXX payment for remaining term of the loan.
419385300	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified under HAMP in X/XXXX. RFD at the time was due to excessive obligations and decreased income. Last contact was on X/XX/XXXX, borrower called with questions about reaffXXXXXXtion. Notes indicate that loan has been discharged in chapter X bankruptcy filed on X/XX/XXXX, case #XX-XXXXX, and discharged on XX/XX/XXXX. Borrower appears to be cooperative. Notes indicate servicer has discussed repayment options, though loan has been maintained current and no recent discussion or notation regarding a hardship.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXXX.XX/mo, then X.X% for X year at $XXXX.XX/mo, then X.XXX% for duration of loan at $XXXX.XX/mo. Total term of XXX months, matures on XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on performance. One time principal forgiveness of $XXX,XXX.XX occurred at the time the modification was implemented. The modified payments are being reamortized under a recast agreement to become effective X/X/XXXX to adjust the P&I payments to account for pay for performance incentives. The recast adjusts the remaining steps as follows: X.XXX% at $XXXX.XX/mo for the X/X/XXXX payment, then X.XXX% at $XXXX.XX/mo as of the X/X/XXXX payment for the remaining term of the loan.
419384577	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in X/XXXX. Notes indicate RFD at the time was curtailment of income due to being furlowed. Last contact was on XX/X/XXXX, servicer called borrower regarding an inquiry about a delinquent property tax notice. Loan was escrowed as a result of the modification but notes do not provide further detail about the conversation. In other contacts, borrower appears to be cooperative. Notes indicate loan discharged in chapter X bankrutpcy filed on X/XX/XXXX, case #XX-XXXXX, discharged on XX/XX/XXXX. No indication of intent to reaffirm. Notes do not indicate any ongoing hardship or active loss mit activity.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX with payments at X.XX% for X years at $XXXX.XX/mo, then X.XXX% for X year at $XXXX.XX/mo, then X.XX% for X year at $XXXX.XX/mo, then X.XXX% for duration of the loan at $XXXX.XXX/mo. Total term is XXX months, matures X/X/XXXX. Deferred balance ioa XX,XXX.XX, of which $X is eligible for forgiveness. Mod agreement indicates that accrued interest was forgiven at time of modification but amount not disclosed in mod agreement.
419388873	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified under HAMP in XX/XXXX. RFD listed at the time was due to a curtailment of income. Last contact was on XX/X/XXXX, outbount call to customer regarding payment and the grace period. No recent contact with the customer and notes do not reflect any ongoing hardship or loss mit activity.

MODIFICATION: HAMP, first pay due XXX/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXXX.XX/mo, then X.X% for X year at $XXXX.XX/mo, then X.X% for X year at $XXXX.XX/mo, then X.XXX% for duration of loan at $XXXX.XX/mo. Total term of XXX months, matures on XX/X/XXXX. Deferred balance ioa $XX,XXX.XX of which $X is eligible for forgivenesss. One time principal forgiveness of $X,XXX.XX occurred at the time the modification was implemented.
419383979	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified under HAMP in X/XXXX. RFD listed at the time was due to work being slow. Last contact was on X/XX/XXXX, borrower called in to make promise to pay and said would pay online. Borrower appears to be cooperative during noted conversations. Notes indicate the customer filed chapter XX bankruptcy on X/XX/XXXX, case # XX-XXXXX, and was discharged on X/X/XXXX. Borrower has maintained loan current and notes do not indicate any ongoing hardship or loss mit activity.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years at $XXXX.XX/mo, then X.XX% for X year at $XXXX.XX/mo, then X.XXX% for duration of loan at $XXXX.XX/mo. Total term of XXX months, matures on XX/XX/XXXX. Deferred balance ioa $X,XXX.XX of which $X is eligible for forgivenesss. One time principal forgiveness of $XXX,XXX.XX occurred at the time the modification was implemented.
419389159	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in X/XXXX. RFD listed at the time was due to cutbacks on programs at work. Last contact was on X/X/XXXX, borrower called in to make a payment. Conversations with borrower appear to be cooperative. Notes indicate the borrower filed chapter XX bankrutpcy on X/XX/XXXX, discharged on X/XX/XXXX. Modification agreement was mailed to borrower and returned to servicer, prior to receiving approval from BK court. Issue was resolved in XX/XXXX and a new agreement was mailed to borrower, backdating first payment to XX/XX/XXXX. Notes do not indicate any ongoing hardship or loss mit activity.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years at $XXXX.XX/mo, Total term of XXX months, matures on X/X/XXXX. Deferred balance ioa $XXX,XXX of which $XX,XXX is eligible for forgiveness in thirds over a three year period.
419384768	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in X/XXXX. Notes date back to X/XXXX so unable to verify the RFD at the time. Last contact was on X/XX/XXXX, the co-borrower called in to verify the insurance policy. Notes indicate that the borrowers filed chapter XX bankruptcy on X/XX/XXXX, case #XX-XXXXX, and discharged on X/X/XXXX. A prior chapter XX bankuptcy filed XX/X/XXXX under case #XX-XXXXX was dismissed on X/XX/XXXX. Borrowers have maintained the loan current and notes do not reflect any ongoing hardship or loss mit activity.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years at Interest Only payments of $X,XXX.XX/mo, then converts to fully amortizing payments at X.XX% for duration of loan at $X,XXX.XX/mo beginning with the X/X/XXXX payment. Total term of XXX months, matures on X/X/XXXX. No deferred balance and no amounts eligible for forgiveness. The mod agreement indicates that accrued interest was also forgiven at time of modification but amount not disclosed in mod agreement.
419390848	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified under HAMP in XX/XXXX. RFD at that time was due to the borrower's business being slow. Last contact was on X/X/XXXX, the borrower called in to make a payment by phone. Borrower appears to be cooperative during noted conversations with servicer. Notes do not indicate any ongoing hardship or loss mit activity.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXXX.XX/mo, then X.X% for X year at $XXXX.XX/mo, then X.X% for duration of loan at $XXXX.XX/mo. Total term of XXX months, matures on XX/X/XXXX. Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance. The modified payments are being reamortized under a recast agreement effective X/X/XXXX to adjust the P&I payments to account for pay for performance incentives. The recast adjusts the remaining steps as follows: X.X% at $XXXX.XX/mo beginning with the XX/XX/XXXX payment, then X.X% at $XXXX.XX/mo beginning with the X/X/XXXX payment for the reamining term of the loan.
419390041	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified in X/XXXX. RFD at the time was due to medical problems and expenses. Last contact with borrower was on X/XX/XXXX, borrower called in to inquire about terms of the modification and interest rate steps. Possibility of refinance was discussed. No recent contact with borrower. No indication of ongoing hardship or loss mit activity.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX with payments at X.XX% for X years at $XXX.XX/mo, then X.XXX% for X year at $XXX.XX/mo, then X.XX% for X year at $XXXX.XX/mo, then X.XXX% for duration of the loan at $XXXX.XX/mo. Total term is XXX months, matures X/X/XXXX. Deferred balance ioa $XXX,XXX.XX, of which $X is eligible for forgiveness. Mod agreement indicates that accrued interest was forgiven at time of modification but amount not disclosed in mod agreement.
419391118	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: The loan was modified under HAMP in X/XXXX. RFD listed at the time was due to lost hours and pay at work. Last contact was on XX/XX/XXXX, borrower called and made payment by IVR. Notes indicate that borrower typically makes payments using XXX. Loan has been discharged in chapter X bankruptcy filed on X/XX/XXXX, case #XX-XXXXX, discharged X/XX/XXXX. Notes do not reflect any ongoing hardship or loss mit activity.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXXX.XX/mo, then X.X% for X year at $XXXX.XX/mo, then X.XXX% for duration of loan at $XXXX.XX/mo. Total term of XXX months, matures on X/X/XXXX. Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419384645	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING:Last contact on XX/XX/XXXX, borrower wanted a copy of his loan modification. BK XX filed on XX/XX/XXXX, discharged on XX/XX/XXXX.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX. Deferred balance iao $XXX,XXX.XX of which $XXX,XXX.XX is eligible for forgiveness over X years based on borrower performance. Interest only until XX/XX/XXXX.
419388315	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Last contact on XXX/XX/XXXX, payment made via phone.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX matures/expires XX/XX/XXXX.  Additional step rate information: Step X: X.XXX%, rate change date XX/XX/XXXX, $XXXX.XX, Step X: X.XX%, rate change date XX/XX/XXXX, $XXXX.XX for the remaining term of the loan.  Interest only until the final rate change in XX/XXXX.  An ELOC was added with a credit limit of $XX,XXX.XX at a rate of X.XXX% during the advance period and X.XXX% during the repayment period. First payment due on XX/XX/XXXX.

419390247	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact.

MODIFICATION:HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XX, matures/expires XX/XX/XXXX. Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419387297	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Last contact on XXX/XX/XXXX, payment made via phone.

MODIFICATION: HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.
419382939	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Comment on XX/XX/XXXXX indicates that a payment was returned NSF, but pay history does not reflect an NSF payment. Last contact on XX/XX/XXXX, payment made via phone.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures XX/XX/XXXX. Deferred balance iao $XXX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance. Interest only until the XX/XX/XXXX payment.
419390203	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Last contact on XX/XX/XXXX, payment made via phone.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for three years, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $XXX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419382995	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Last contact on XX/XX/XXXX, payment made via phone. Borrower indicated on XX/XX/XXXX that there was a death in the family. BK XX filed on XX/XX/XXXX; discharged on XX/XX/XXXX.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX. Interest only until XX/XX/XXXX.
419383985	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact.

MODIFICATION: HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX. Deferred balance iao $XXX,XXX.XX of which $X is eligible for forgiveness. Additionally, $XXX,XXX.XX was forgiven.
419385781	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Last contact on XX/XX/XXXX, borrower stated that the XX/XXXX payment would be returned NSF due to bank error. Pay history does not reflect NSF. BK XX discharged XX/XX/XXXX. BK filing date is unknown.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX. Deferred balance iao $XXX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419391799	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX matures XX/XX/XXXX. Deferred balance iao $XXX,XXX.XX of which $XXX.XX is eligible for forgiveness over X years based on borrower performance.
419388797	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact.

MODIFICATION: HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX matures/expires XX/XX/XXXX.
419390544	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Additional step rate information: Step X: X.XXX%, rate change date XX/XX/XXXX, $X,XXX.XX, Step X: X.XX%, rate change date XX/XX/XXXX, $XXXX.XX for the remaining term of the loan. Interest only until the final interest rate change on XX/XX/XXXX.  Additionally, $XX,XXX.XX was forgiven.

419390155	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Last contact on XX/XX/XXXX, serivcer reviewed pay history with the borrower.

MODIFICATION: HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX. Deferred balance iao $XXX,XXX.XX of which $X is/ eligible for forgiveness.
419388155	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact.

MODIFICATION: HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX. Additionally, $XX,XXX.XX was forgiven.
419387977	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX. Deferred balance iao $XXXX.XX of which $X is eligible for forgiveness.
419390685	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Last contact on XXX/XX/XXXX, payment made via phone.

MODIFICATION: HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX. Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.
419384082	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX. Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.
419391344	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact.

MODIFICATION: HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX. Deferred balance iao $XXX,XXX.XX of which $XXX,XXX.XX is eligible for forgiveness over X years based on borrower performance.
419384389	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact. Comments indicate that one of the borrowers,XXXXX XXXXX passed away on XX/XX/XXXX.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX. Deferred balance iao $XXX,XXX.XX of which $X is eligible for forgiveness. Additionally, $XX,XXX.XX was forgiven.
419385166	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Last contact on XX/XX/XXXX, payment made via phone. RFD per notes on XX/XX/XXXX, borrower's father passed away.

MODIFICATION: HAMP fixed rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.
419387779	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Unknown	Fire	Reinstatement 1	CONTACT HISTORY AND SERVICING: Comments on X/XX/XXXX indicate property damage, home has fire damage. Comments indicate damage occurred X/XX/XXXX. Comments on X/XX/XXXX indicate servicer received X checks totaling $XX,XXX.XX, they also received and adjusters worksheet that had a different amount which servicer states is ok. Servicer endorsed and released all check to borrower on X/XX/XXXX. Unknown if property repairs completed. No borrower contact over last year.

MODIFICATION: Step rate mod dated X/XX/XXXX, principal $XXX,XXX.XX, deferred $XXX,XXX.XX, current interest rate X,XX%, current payment $X,XXX.XX and maturity date X/X/XXXX.
419382137	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact, current loan.

MODIFICATION: HAMP step rate mod dated X/XX/XXXX, principal $XXX,XXX.XX, deferred balance XXX,XXX.XX, current interest rate X%, payment $XXX.XX and maturity X/X/XXXX.
419391186	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact over last year.

MODIFICATION: HAMP step rate mod dated X/XX/XXXX, principal $XXX,XXX.XX, forgiven amount $XX,XXX.XX, current interest rate X.XX%, payment $X,XXX.XX and maturity date X/X/XXXX.
419386977	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted.

MODIFICATION: HAMP step rate dated X/XX/XXXX, principal $XXX,XXX.XX, current rate X.XXX%, payment $X,XXX.XX and maturity XX/X/XXXX. File also has a recast agreement dated X/XX/XXXX stating that current principal of $XXX,XXX.XX reflects a pay for performance incentive and was reduced by $X,XXX. New payment is $X,XXX.XX, all other terms of HAMP step rate mod completed X/XX/XXXX stay the same.
419389279	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact current loan.

MODIFICATION: HAMP step rate dated XX/XX/XXXX, principal $XXX,XXX.XX, amount forgiven $XX,XXX.XX, current interest rate X%, payment $X,XXX.XX and maturity date XX/X/XXXX.
419391965	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No borrower contact noted. MODIFICATION: Step rate mod dated XX/XX/XXXX, principal $XXX,XXX.XX, current interest X.XX%, payment $X,XXX.XX and maturity date X/X/XXXX.
419383743	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	Water Damage	Reinstatement 1	CONTACT HISTORY AND SERVICING: Last contact X/XX/XXXX borrower called in stating had water damage X/X/XXXX and has hazard claim check for $XX,XXX.XX which servicer received check X/XX/XXXX and on X/XX/XXXX endorsed check and mailed back to borrower. No further borrower contact. On X/XX/XXXX servicer does note work being completed.

MODIFICATION: Step rate mod dated XX/XX/XXXX, principal $XXX,XXX.XX, deferred balance $X,XXX.XX, current rate X%, payment $X,XXX.XX, maturity X/X/XXXX.
419383538	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact current loan. MODIFICATION: Step rate mod date X/XX/XXXX, principal $XXX,XXX.XX, current interest rate X.X%, payment $X,XXX.XX, maturity X/X/XXXX.
419384909	XXXXX	XXXXX			XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact current loan. MODIFICATION: Step rate mod dated X/XX/XXXX, principal $X,XXX,XXX.XX, current rate X%, payment $X,XXX.XX, and maturity X/X/XXXX.
419390320	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: Last contact XX/XX/XXXX, borrower called to advise since payment increasing might have trouble with payments. Servicer advised that yes payment going up since step rate mod. Borrower does not want another mod so servicer offered a refinance but borrower declined.

MODIFICATION: HAMP step rate mod dated X/XX/XXXX, principal $XXX,XXX.XX, current rate X.X%, payment $X,XXX.XX and maturity date X/X/XXXX.
419391815	XXXXX	XXXXX			XXXXX	XXXXX	XX	XXXXX	Unknown	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact current. MODIFICATION: Missing modification.
419385771	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact current loan.

MODIFICATION: Step Rate Mod, first pay due XX/XX/XXXX, modified UPB $X,XXX,XXX.XX at X% for three years, P&I $X,XXX, matures XX/XX/XXXX. Deferred balance $XXX,XXX of which $XXX,XXX is eligible for forgiveness over a X year period based on borrower performance.
419386112	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	None	Reinstatement 1	CONTACT HISTORY AND SERVICING:No contact current. MODIFICATION: Step rate mod dated X/XX/XXXX, principal $XXX,XXX.XX, current rate X.XXX%, payment $X,XXX.XX and maturity X/XX/XXXX.
419391120	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XX	XXXXX	Owner	Incomplete Construction/Remodel	Reinstatement 1	CONTACT HISTORY AND SERVICING: No contact current. MODIFICATION: Step rate mod dated X/XX/XXXX, principal $X,XXX,XXX.XX, current rate X.XX%, payment $X,XXX.XX and maturity X/X/XXXX.